Quarterly Holdings Report
for

Fidelity® SAI Total Bond Fund

May 31, 2019

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

STB-QTLY-0719
1.9887631.100

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 34.4%
		Principal Amount(a)	Value
Convertible Bonds - 0.0%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
DISH Network Corp.:
2.375% 3/15/24		$2,072,000	$1,797,589
3.375% 8/15/26		1,092,000	1,003,416
			2,801,005
Nonconvertible Bonds - 34.4%
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 1.1%
Altice Finco SA 7.625% 2/15/25 (b)		3,236,000	2,985,210
AT&T, Inc.:
2.45% 6/30/20		4,099,000	4,088,627
3% 6/30/22		4,553,000	4,588,240
3.4% 5/15/25		14,343,000	14,493,193
3.6% 2/17/23		15,282,000	15,675,405
3.6% 7/15/25 (c)		2,325,000	2,370,672
4.45% 4/1/24		855,000	912,357
4.5% 3/9/48		4,607,000	4,435,259
6.2% 3/15/40 (c)		4,280,000	5,049,060
6.3% 1/15/38		6,048,000	7,159,679
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		574,000	574,172
BellSouth Capital Funding Corp. 7.875% 2/15/30		15,000	18,727
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (b)		1,695,000	1,686,525
7.5% 10/15/26 (b)		3,395,000	3,479,875
Colombia Telecomunicaciones SA 5.375% 9/27/22 (b)		369,000	374,314
Frontier Communications Corp. 8% 4/1/27 (b)		3,225,000	3,345,938
GTH Finance BV 7.25% 4/26/23 (b)		1,480,000	1,596,091
Iliad SA 0.625% 11/25/21 (Reg. S)	EUR	5,800,000	6,426,520
Level 3 Communications, Inc. 5.75% 12/1/22		1,748,000	1,752,370
Level 3 Financing, Inc.:
5.375% 1/15/24		4,123,000	4,133,308
5.375% 5/1/25		1,002,000	1,003,253
Oztel Holdings SPC Ltd. 5.625% 10/24/23 (b)		307,000	309,316
Qwest Corp. 6.75% 12/1/21		940,000	992,875
Sable International Finance Ltd. 6.875% 8/1/22 (b)		546,000	560,791
SFR Group SA:
6.25% 5/15/24 (b)		3,052,000	3,093,965
7.375% 5/1/26 (b)		4,049,000	3,955,367
8.125% 2/1/27 (b)		2,109,000	2,106,364
Telecom Italia Capital SA:
6% 9/30/34		935,000	871,888
6.375% 11/15/33		530,000	510,125
Telecom Italia SpA:
4% 4/11/24 (Reg. S)	EUR	1,450,000	1,681,040
5.303% 5/30/24 (b)		5,150,000	5,091,805
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		365,000	375,514
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28(b)		4,200,000	4,139,100
Turk Telekomunikasyon A/S:
3.75% 6/19/19 (b)		455,000	452,918
6.875% 2/28/25 (b)		355,000	334,446
U.S. West Communications 7.25% 9/15/25		1,025,000	1,117,143
Verizon Communications, Inc.:
4.862% 8/21/46		6,000,000	6,611,415
5.012% 4/15/49		3,325,000	3,758,346
5.5% 3/16/47		13,101,000	15,827,189
			137,938,402
Entertainment - 0.1%
NBCUniversal, Inc.:
4.45% 1/15/43		3,554,000	3,744,462
5.15% 4/30/20		4,215,000	4,311,157
5.95% 4/1/41		2,485,000	3,098,491
			11,154,110
Media - 1.9%
Altice Financing SA:
6.625% 2/15/23 (b)		1,009,000	1,024,135
7.5% 5/15/26 (b)		7,402,000	7,237,157
Altice SA 7.75% 5/15/22 (b)		2,015,000	2,050,263
Cablevision SA 6.5% 6/15/21 (b)		368,000	356,960
Cablevision Systems Corp. 5.875% 9/15/22		1,132,000	1,171,280
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (b)		2,321,000	2,297,094
5% 2/1/28 (b)		6,950,000	6,880,500
5.125% 2/15/23		410,000	413,087
5.125% 5/1/23 (b)		4,029,000	4,068,081
5.125% 5/1/27 (b)		4,043,000	4,045,527
5.375% 5/1/25 (b)		3,520,000	3,593,744
5.5% 5/1/26 (b)		4,426,000	4,532,755
5.75% 1/15/24		1,780,000	1,811,150
5.75% 2/15/26 (b)		4,058,000	4,210,175
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22		7,411,000	7,682,812
4.908% 7/23/25		7,411,000	7,841,110
5.375% 5/1/47		18,624,000	18,668,102
6.484% 10/23/45		2,976,000	3,354,044
Comcast Corp.:
3.9% 3/1/38		1,904,000	1,928,472
3.969% 11/1/47		6,156,000	6,099,754
4.6% 8/15/45		5,017,000	5,425,115
4.65% 7/15/42		4,483,000	4,942,136
6.45% 3/15/37		797,000	1,040,004
CSC Holdings LLC:
5.25% 6/1/24		1,554,000	1,566,121
5.375% 7/15/23 (b)		3,470,000	3,522,050
5.5% 5/15/26 (b)		2,986,000	3,029,894
5.5% 4/15/27 (b)		1,468,000	1,493,029
6.75% 11/15/21		2,985,000	3,182,756
7.5% 4/1/28 (b)		1,724,000	1,836,060
7.75% 7/15/25 (b)		5,519,000	5,870,836
DISH DBS Corp.:
5.875% 7/15/22		1,452,000	1,427,026
5.875% 11/15/24		4,644,000	4,175,188
7.75% 7/1/26		492,000	450,426
E.W. Scripps Co. 5.125% 5/15/25 (b)		1,132,000	1,064,080
Fox Corp.:
3.666% 1/25/22 (b)		1,416,000	1,451,964
4.03% 1/25/24 (b)		2,489,000	2,607,409
4.709% 1/25/29 (b)		3,602,000	3,939,222
5.476% 1/25/39 (b)		3,552,000	4,048,353
5.576% 1/25/49 (b)		2,357,000	2,751,026
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		686,000	681,370
4.875% 4/11/22 (b)		205,000	208,478
5.125% 3/31/27 (b)		210,000	205,538
iHeartCommunications, Inc.:
6.375% 5/1/26		44,547	46,273
8.375% 5/1/27		80,742	84,476
Lagardere S.C.A.:
1.625% 6/21/24 (Reg. S)	EUR	1,800,000	1,992,269
2.75% 4/13/23 (Reg. S)	EUR	3,100,000	3,598,364
MDC Partners, Inc. 6.5% 5/1/24 (b)		3,314,000	3,032,310
Nielsen Co. SARL (Luxembourg):
5% 2/1/25 (b)		1,426,000	1,388,710
5.5% 10/1/21 (b)		319,000	318,203
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)		3,231,000	3,203,633
Sirius XM Radio, Inc.:
3.875% 8/1/22 (b)		2,210,000	2,193,425
4.625% 5/15/23 (b)		3,605,000	3,630,127
5% 8/1/27 (b)		3,009,000	2,963,865
5.375% 4/15/25 (b)		2,341,000	2,357,434
6% 7/15/24 (b)		2,383,000	2,449,009
Time Warner Cable, Inc.:
4% 9/1/21		7,359,000	7,506,514
4.5% 9/15/42		11,810,000	10,472,736
5.5% 9/1/41		4,708,000	4,711,979
5.875% 11/15/40		6,004,000	6,212,824
6.55% 5/1/37		17,014,000	18,833,180
7.3% 7/1/38		14,056,000	16,457,556
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		3,373,000	3,288,608
Virgin Media Secured Finance PLC 5.5% 8/15/26 (b)		1,573,000	1,580,362
VTR Finance BV 6.875% 1/15/24 (b)		1,692,000	1,733,581
Ziggo Bond Finance BV:
5.875% 1/15/25 (b)		2,858,000	2,836,565
6% 1/15/27 (b)		2,034,000	1,975,523
Ziggo Secured Finance BV 5.5% 1/15/27 (b)		4,840,000	4,719,000
			251,770,809
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV 3.125% 7/16/22		3,345,000	3,378,450
Citizens Utilities Co. 7.05% 10/1/46		3,751,000	1,988,030
Comcel Trust 6.875% 2/6/24 (b)		1,411,000	1,457,422
Digicel Group Ltd. 6.75% 3/1/23 (b)		459,000	303,514
Intelsat Jackson Holdings SA 8.5% 10/15/24 (b)		2,590,000	2,518,775
Millicom International Cellular SA:
6% 3/15/25 (b)		807,000	838,271
6.625% 10/15/26 (b)		6,429,000	6,922,554
6.625% 10/15/26 (Reg. S)		200,000	215,354
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (b)		241,000	254,858
MTS International Funding Ltd. 5% 5/30/23 (b)		491,000	499,593
Neptune Finco Corp. 6.625% 10/15/25 (b)		2,765,000	2,898,964
Sprint Communications, Inc. 6% 11/15/22		5,039,000	5,141,392
Sprint Corp. 7.875% 9/15/23		11,582,000	12,441,037
T-Mobile U.S.A., Inc.:
4.5% 2/1/26		1,472,000	1,451,760
6.375% 3/1/25		1,764,000	1,828,121
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		717,000	720,585
			42,858,680
TOTAL COMMUNICATION SERVICES			443,722,001
CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.1%
Metalsa SA de CV 4.9% 4/24/23 (b)		1,627,000	1,609,567
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	4,202,000	4,194,325
			5,803,892
Automobiles - 0.4%
General Motors Financial Co., Inc.:
3.15% 1/15/20		9,891,000	9,906,331
3.2% 7/13/20		7,331,000	7,352,442
3.5% 7/10/19		3,905,000	3,908,126
4% 1/15/25		6,564,000	6,493,419
4.2% 3/1/21		9,534,000	9,688,154
4.25% 5/15/23		1,967,000	1,999,811
4.375% 9/25/21		17,407,000	17,833,583
			57,181,866
Diversified Consumer Services - 0.1%
Bonitron Designated Activity Co. 8.75% 10/30/22 (b)		895,000	931,198
Frontdoor, Inc. 6.75% 8/15/26 (b)		1,301,000	1,366,050
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23		3,073,000	3,234,963
Laureate Education, Inc. 8.25% 5/1/25 (b)		3,740,000	4,029,850
Service Corp. International 5.125% 6/1/29		1,330,000	1,352,969
			10,915,030
Hotels, Restaurants & Leisure - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (b)		1,065,000	1,051,688
5% 10/15/25 (b)		1,914,000	1,875,720
Aramark Services, Inc.:
4.75% 6/1/26		2,622,000	2,605,613
5.125% 1/15/24		915,000	926,245
Eldorado Resorts, Inc.:
6% 4/1/25		2,488,000	2,528,629
6% 9/15/26		350,000	359,919
ESH Hospitality, Inc. 5.25% 5/1/25 (b)		641,000	641,000
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25		1,847,000	1,950,340
Golden Entertainment, Inc. 7.625% 4/15/26 (b)		2,485,000	2,482,639
Golden Nugget, Inc. 6.75% 10/15/24 (b)		4,745,000	4,709,413
Hilton Escrow Issuer LLC 4.25% 9/1/24		2,642,000	2,607,707
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		936,000	939,510
4.875% 4/1/27		555,000	558,213
MCE Finance Ltd. 4.875% 6/6/25 (b)		4,542,000	4,496,966
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26		6,112,000	5,957,366
4.5% 1/15/28		2,256,000	2,126,280
5.75% 2/1/27 (b)		835,000	860,050
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23		328,000	329,640
Scientific Games Corp.:
5% 10/15/25 (b)		1,851,000	1,823,235
10% 12/1/22		1,527,000	1,601,441
Stars Group Holdings BV 7% 7/15/26 (b)		7,610,000	7,828,788
Station Casinos LLC 5% 10/1/25 (b)		1,557,000	1,498,613
Studio City Co. Ltd.:
5.875% 11/30/19 (b)		377,000	378,414
7.25% 11/30/21 (b)		544,000	562,360
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (b)		352,000	344,960
Times Square Hotel Trust 8.528% 8/1/26 (b)		670,640	782,697
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (b)		1,871,000	1,899,065
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		1,717,000	1,635,443
Wynn Macau Ltd.:
4.875% 10/1/24 (b)		3,620,000	3,542,007
5.5% 10/1/27 (b)		4,575,000	4,427,433
			63,331,394
Household Durables - 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 6.0968% 7/15/21 (b)(d)(e)		512,000	513,920
5.125% 7/15/23 (b)		1,656,000	1,656,331
7% 7/15/24 (b)		1,760,000	1,778,700
			3,948,951
Internet & Direct Marketing Retail - 0.1%
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (b)		2,169,000	2,228,648
6.375% 5/15/25		3,445,000	3,544,044
			5,772,692
Leisure Products - 0.0%
Mattel, Inc. 6.75% 12/31/25 (b)		2,123,000	2,090,539
Multiline Retail - 0.0%
John Lewis PLC 6.125% 1/21/25	GBP	729,000	1,029,993
Specialty Retail - 0.0%
Staples, Inc. 10.75% 4/15/27 (b)		500,000	477,500
Textiles, Apparel & Luxury Goods - 0.0%
Delta Merlin Dunia Tekstil PT 8.625% 3/12/24 (b)		245,000	245,000
The William Carter Co. 5.625% 3/15/27 (b)		1,450,000	1,480,813
			1,725,813
TOTAL CONSUMER DISCRETIONARY			152,277,670
CONSUMER STAPLES - 2.2%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36		14,291,000	14,761,933
4.9% 2/1/46		16,343,000	16,793,112
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58		10,214,000	10,218,481
5.45% 1/23/39		9,200,000	10,276,666
5.55% 1/23/49		21,036,000	23,875,006
5.8% 1/23/59 (Reg. S)		22,287,000	25,910,812
Central American Bottling Corp. 5.75% 1/31/27 (b)		107,000	110,786
Coca Cola HBC Finance BV 1% 5/14/27 (Reg. S)	EUR	2,300,000	2,587,639
Constellation Brands, Inc.:
3.875% 11/15/19		857,000	861,117
4.25% 5/1/23		1,889,000	1,987,143
			107,382,695
Food & Staples Retailing - 0.1%
C&S Group Enterprises LLC 5.375% 7/15/22 (b)		1,715,000	1,689,275
Casino Guichard Perrachon SA 5.244% 3/9/20 (d)	EUR	900,000	983,464
ESAL GmbH 6.25% 2/5/23 (b)		360,000	364,500
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19		3,075,000	3,072,902
3.3% 11/18/21		3,647,000	3,698,490
			9,808,631
Food Products - 0.2%
CF Industries Holdings, Inc. 5.15% 3/15/34		102,000	95,625
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		803,000	836,068
JBS Investments II GmbH 7% 1/15/26 (b)		683,000	716,296
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		7,125,000	7,285,313
5.875% 7/15/24 (b)		10,055,000	10,306,375
6.75% 2/15/28 (b)		880,000	929,500
JBS U.S.A. Lux SA / JBS Food Co. 6.5% 4/15/29 (b)		2,395,000	2,514,750
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		778,000	776,055
4.875% 11/1/26 (b)		564,000	565,410
Post Holdings, Inc.:
5% 8/15/26 (b)		1,176,000	1,156,890
5.75% 3/1/27 (b)		976,000	978,440
			26,160,722
Personal Products - 0.0%
Prestige Brands, Inc. 6.375% 3/1/24 (b)		697,000	716,168
Tobacco - 1.1%
Altria Group, Inc.:
2.85% 8/9/22		3,474,000	3,474,848
3.875% 9/16/46		17,640,000	14,778,507
4% 1/31/24		2,326,000	2,411,839
4.25% 8/9/42		10,924,000	9,751,875
4.5% 5/2/43		7,299,000	6,624,655
4.8% 2/14/29		10,842,000	11,323,526
5.375% 1/31/44		13,161,000	13,404,560
5.95% 2/14/49		7,200,000	7,791,120
BAT International Finance PLC:
1.25% 3/13/27 (Reg. S)	EUR	795,000	861,403
3.95% 6/15/25 (b)		2,400,000	2,435,288
Imperial Tobacco Finance PLC:
1.125% 8/14/23 (Reg. S)	EUR	3,150,000	3,567,979
2.95% 7/21/20 (b)		7,259,000	7,266,180
3.375% 2/26/26 (Reg. S)	EUR	2,769,000	3,453,233
3.75% 7/21/22 (b)		7,367,000	7,483,629
4.25% 7/21/25 (b)		6,702,000	6,927,975
8.125% 3/15/24	GBP	775,000	1,236,609
Reynolds American, Inc.:
3.25% 6/12/20		1,188,000	1,193,804
4% 6/12/22		4,132,000	4,250,296
4.45% 6/12/25		10,491,000	10,899,105
5.7% 8/15/35		1,538,000	1,630,264
5.85% 8/15/45		12,953,000	13,437,930
6.15% 9/15/43		1,637,000	1,804,226
7.25% 6/15/37		1,835,000	2,221,046
Vector Group Ltd. 6.125% 2/1/25 (b)		5,464,000	5,008,740
			143,238,637
TOTAL CONSUMER STAPLES			287,306,853
ENERGY - 6.7%
Energy Equipment & Services - 0.3%
Archrock Partners LP / Archrock Partners Finance Corp. 6.875% 4/1/27 (b)		1,300,000	1,335,750
Borets Finance DAC 6.5% 4/7/22 (b)		1,034,000	1,036,849
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21		6,854,000	7,155,932
6.5% 4/1/20		268,000	276,055
Ensco PLC:
4.5% 10/1/24		2,296,000	1,588,556
5.2% 3/15/25		4,722,000	3,269,985
5.75% 10/1/44		2,831,000	1,641,980
Halliburton Co.:
3.8% 11/15/25		3,553,000	3,659,971
4.85% 11/15/35		3,103,000	3,322,379
Jonah Energy LLC 7.25% 10/15/25 (b)		2,305,000	1,354,188
Nabors Industries, Inc.:
5.5% 1/15/23		1,206,000	1,057,903
5.75% 2/1/25		925,000	752,441
Noble Holding International Ltd.:
5.25% 3/15/42		686,000	379,015
7.875% 2/1/26 (b)		700,000	605,500
7.95% 4/1/25 (d)		2,747,000	2,115,190
8.95% 4/1/45 (d)		2,652,000	1,909,440
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		864,000	982,800
Summit Midstream Holdings LLC:
5.5% 8/15/22		1,030,000	996,525
5.75% 4/15/25		6,683,000	5,931,163
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		688,000	714,829
7.625% 11/7/24 (b)		300,000	321,285
Weatherford International Ltd.:
5.95% 4/15/42		468,000	222,300
6.5% 8/1/36		646,000	314,925
7% 3/15/38		183,000	89,213
9.875% 2/15/24		1,040,000	509,600
Weatherford International, Inc. 9.875% 3/1/25		5,580,000	2,706,300
			44,250,074
Oil, Gas & Consumable Fuels - 6.4%
Amerada Hess Corp. 7.3% 8/15/31		2,651,000	3,182,045
Anadarko Finance Co. 7.5% 5/1/31		12,314,000	16,096,287
Anadarko Petroleum Corp.:
4.5% 7/15/44		17,494,000	17,375,467
4.85% 3/15/21		2,443,000	2,523,469
5.55% 3/15/26		8,636,000	9,516,835
6.45% 9/15/36		8,786,000	10,545,101
6.6% 3/15/46		10,444,000	13,408,903
California Resources Corp. 8% 12/15/22 (b)		7,770,000	5,419,575
Canadian Natural Resources Ltd.:
3.9% 2/1/25		9,072,000	9,407,245
5.85% 2/1/35		3,955,000	4,478,067
Cenovus Energy, Inc. 4.25% 4/15/27		11,280,000	11,250,698
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27		2,031,000	2,102,126
5.875% 3/31/25		1,922,000	2,062,940
7% 6/30/24		4,275,000	4,765,343
Cheniere Energy Partners LP:
5.25% 10/1/25		11,128,000	11,108,749
5.625% 10/1/26 (b)		858,000	868,725
Chesapeake Energy Corp.:
8% 1/15/25		2,099,000	1,931,080
8% 6/15/27		1,721,000	1,523,085
Citgo Holding, Inc. 10.75% 2/15/20 (b)		1,700,000	1,744,625
Citgo Petroleum Corp. 6.25% 8/15/22 (b)		3,700,000	3,690,750
Columbia Pipeline Group, Inc.:
3.3% 6/1/20		5,622,000	5,650,550
4.5% 6/1/25		1,708,000	1,825,163
Comstock Escrow Corp. 9.75% 8/15/26		3,631,000	2,795,870
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.3609% 6/15/22 (b)(d)(e)		6,848,000	6,814,020
6.5% 5/15/26 (b)		1,535,000	1,515,813
6.875% 6/15/25 (b)		1,706,000	1,714,530
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25		2,310,000	2,327,325
6.25% 4/1/23		2,490,000	2,510,667
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		3,161,000	3,184,708
DCP Midstream LLC:
4.75% 9/30/21 (b)		4,113,000	4,154,747
5.85% 5/21/43 (b)(d)		9,176,000	8,510,740
DCP Midstream Operating LP:
3.875% 3/15/23		2,008,000	1,982,900
5.125% 5/15/29		3,000,000	3,026,250
5.375% 7/15/25		3,234,000	3,360,320
Denbury Resources, Inc.:
9% 5/15/21 (b)		2,279,000	2,216,328
9.25% 3/31/22 (b)		3,861,000	3,725,865
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (d)		3,022,913	2,924,139
Duke Energy Field Services 6.45% 11/3/36 (b)		4,987,000	5,111,675
El Paso Corp. 6.5% 9/15/20		5,858,000	6,133,664
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)		3,283,000	3,413,384
Enable Midstream Partners LP 3.9% 5/15/24 (d)		1,542,000	1,542,422
Enbridge Energy Partners LP:
4.2% 9/15/21		4,838,000	4,956,070
4.375% 10/15/20		4,108,000	4,191,962
Enbridge, Inc. 4.25% 12/1/26		2,805,000	2,983,793
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (b)		312,000	315,120
5.75% 1/30/28 (b)		314,000	325,383
Energy Transfer Partners LP:
4.2% 9/15/23		2,098,000	2,168,930
4.5% 4/15/24		2,483,000	2,596,349
4.95% 6/15/28		7,159,000	7,552,073
5.25% 4/15/29		4,040,000	4,359,796
5.8% 6/15/38		3,992,000	4,254,550
6% 6/15/48		2,599,000	2,812,444
6.25% 4/15/49		6,298,000	7,035,040
Enterprise Products Operating LP:
2.55% 10/15/19		1,078,000	1,076,803
3.75% 2/15/25		3,623,000	3,754,850
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (b)		1,879,000	1,592,453
8% 11/29/24 (b)		3,804,000	2,358,480
Frontera Energy Corp. 9.7% 6/25/23 (b)		672,000	711,661
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		901,000	934,778
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		1,875,000	1,875,000
7% 6/15/23		3,618,000	3,667,748
Gran Tierra Energy International Holdings Ltd. 6.25% 2/15/25 (b)		236,000	223,612
Hess Infrastructure Partners LP 5.625% 2/15/26 (b)		4,677,000	4,817,310
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		3,051,000	2,951,843
5.75% 10/1/25 (b)		1,415,000	1,390,238
Indigo Natural Resources LLC 6.875% 2/15/26 (b)		1,746,000	1,567,035
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		1,724,000	1,763,143
KazMunaiGaz Finance Sub BV 4.75% 4/24/25 (b)		307,000	321,429
Kinder Morgan Energy Partners LP:
3.5% 3/1/21		4,115,000	4,167,094
5.5% 3/1/44		15,589,000	16,585,057
6.55% 9/15/40		686,000	808,129
Kinder Morgan, Inc.:
5% 2/15/21 (b)		3,849,000	3,982,918
5.05% 2/15/46		1,762,000	1,794,304
5.55% 6/1/45		4,783,000	5,188,154
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		1,705,000	1,683,688
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (b)		1,722,000	1,730,610
Marathon Petroleum Corp. 5.125% 3/1/21		3,694,000	3,849,276
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (b)		350,000	343,875
Medco Strait Services Pte. Ltd. 8.5% 8/17/22 (b)		310,000	328,084
MEG Energy Corp. 7% 3/31/24 (b)		2,230,000	1,990,275
MPLX LP:
4.5% 7/15/23		3,588,000	3,765,214
4.8% 2/15/29		2,198,000	2,333,440
4.875% 12/1/24		4,860,000	5,203,380
5.5% 2/15/49		6,593,000	6,969,636
Nakilat, Inc. 6.067% 12/31/33 (b)		717,000	820,965
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		3,819,000	2,606,200
Pan American Energy LLC 7.875% 5/7/21 (b)		175,333	179,717
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (b)		259,000	253,820
5.375% 1/15/25 (b)		2,880,000	2,872,800
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23		363,000	370,260
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		2,702,000	2,729,020
Pemex Project Funding Master Trust 6.625% 6/15/35		2,677,000	2,510,223
Petrobras Energia SA 7.375% 7/21/23 (b)		477,000	440,793
Petrobras Global Finance BV:
5.299% 1/27/25		7,300,000	7,578,495
5.75% 2/1/29		14,579,000	14,697,673
5.999% 1/27/28		21,638,000	22,276,321
6.25% 3/17/24		7,259,000	7,858,593
7.25% 3/17/44		16,350,000	17,342,445
7.375% 1/17/27		14,920,000	16,722,336
8.75% 5/23/26		25,523,000	30,771,805
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		505,000	520,807
Petroleos de Venezuela SA:
5.375% 4/12/27 (f)		353,900	70,957
6% 5/16/24 (b)(f)		1,847,331	361,153
6% 11/15/26 (b)(f)		1,619,833	323,967
12.75% 2/17/22 (b)(f)		98,000	24,010
Petroleos Mexicanos:
2.5% 11/24/22 (Reg. S)	EUR	302,000	339,066
2.75% 4/21/27 (Reg. S)	EUR	1,655,000	1,620,703
3.5% 1/30/23		4,979,000	4,787,806
3.625% 11/24/25 (Reg. S)	EUR	899,000	967,103
3.75% 2/21/24 (Reg. S)	EUR	5,084,000	5,767,766
4.5% 1/23/26		16,710,000	15,640,560
4.625% 9/21/23		28,642,000	28,461,412
4.875% 1/24/22		5,085,000	5,155,682
4.875% 1/18/24		6,833,000	6,815,234
5.5% 1/21/21		4,072,000	4,183,980
5.5% 6/27/44		3,922,000	3,163,230
5.625% 1/23/46		12,960,000	10,549,440
6% 3/5/20		1,419,000	1,447,188
6.35% 2/12/48		40,693,000	35,520,920
6.375% 1/23/45		10,429,000	9,156,401
6.5% 3/13/27		33,349,000	33,571,771
6.5% 6/2/41		12,292,000	11,108,895
6.75% 9/21/47		19,923,000	17,986,484
6.875% 8/4/26		14,935,000	15,495,063
Phillips 66 Partners LP 2.646% 2/15/20		478,000	477,707
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22		2,592,000	2,632,907
PT Pertamina Persero:
6.5% 5/27/41 (b)		370,000	422,725
6.5% 11/7/48 (b)		300,000	348,713
Rose Rock Midstream LP/Rose Rock Finance Corp.:
5.625% 7/15/22		1,232,000	1,219,680
5.625% 11/15/23		4,794,000	4,554,300
Sanchez Energy Corp. 7.25% 2/15/23 (b)		5,120,000	4,326,400
Saudi Arabian Oil Co.:
2.875% 4/16/24 (b)		345,000	341,208
3.5% 4/16/29 (b)		840,000	828,744
4.375% 4/16/49 (b)		860,000	838,715
SemGroup Corp.:
6.375% 3/15/25		4,187,000	4,019,520
7.25% 3/15/26		4,415,000	4,304,625
Southwestern Energy Co.:
6.2% 1/23/25 (d)		12,453,000	11,577,430
7.75% 10/1/27		1,365,000	1,303,575
Sunoco Logistics Partner Operations LP 5.4% 10/1/47		18,419,000	18,600,506
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23		2,945,000	2,893,463
5.125% 2/1/25		3,606,000	3,615,015
5.25% 5/1/23		779,000	781,688
5.875% 4/15/26		2,110,000	2,181,213
6.75% 3/15/24		1,604,000	1,664,150
Teine Energy Ltd. 6.875% 9/30/22 (b)		1,645,000	1,657,338
The Williams Companies, Inc.:
4.55% 6/24/24		12,340,000	13,010,062
5.75% 6/24/44		6,964,000	7,603,097
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		772,000	708,167
Tullow Oil PLC:
6.25% 4/15/22 (b)		350,000	349,825
7% 3/1/25 (b)		292,000	293,110
Western Gas Partners LP:
4.65% 7/1/26		1,770,000	1,775,589
4.75% 8/15/28		2,108,000	2,108,509
5.375% 6/1/21		15,993,000	16,480,919
Williams Partners LP:
3.6% 3/15/22		3,926,000	3,993,026
3.9% 1/15/25		9,678,000	9,962,581
4% 11/15/21		2,437,000	2,505,274
4% 9/15/25		1,089,000	1,132,851
4.125% 11/15/20		871,000	885,557
4.3% 3/4/24		14,855,000	15,597,226
4.5% 11/15/23		2,658,000	2,800,489
YPF SA:
8.5% 3/23/21 (b)		720,000	702,367
8.5% 3/23/21 (Reg. S)		3,095,000	3,019,203
8.75% 4/4/24 (b)		3,131,000	3,062,118
			838,373,878
TOTAL ENERGY			882,623,952
FINANCIALS - 12.3%
Banks - 4.3%
ABN AMRO Bank NV 4.4% 3/27/28 (Reg. S) (d)		200,000	203,382
Access Bank PLC 9.25% 6/24/21 (b)(d)		832,000	837,408
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(d)		738,000	595,935
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (d)	EUR	3,731,000	4,344,522
Banca Monte dei Paschi di Siena SpA 5.375% 1/18/28 (d)	EUR	2,089,000	1,243,503
Banco de Bogota SA 6.25% 5/12/26 (b)		250,000	272,000
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		338,000	348,875
Banco Do Brasil SA:
4.625% 1/15/25 (b)		287,000	290,615
4.875% 4/19/23 (b)		172,000	177,212
Banco Hipotecario SA 9.75% 11/30/20 (b)		918,000	870,158
Banco Macro SA 6.75% 11/4/26 (b)(d)		1,760,000	1,383,175
Bank Ireland Group PLC 3.125% 9/19/27 (Reg. S) (d)	GBP	300,000	371,888
Bank of America Corp.:
3.004% 12/20/23 (d)		5,145,000	5,176,410
3.3% 1/11/23		327,000	332,569
3.419% 12/20/28 (d)		8,456,000	8,443,665
3.5% 4/19/26		7,461,000	7,620,630
3.705% 4/24/28 (d)		11,813,000	12,006,473
3.864% 7/23/24 (d)		24,740,000	25,651,612
3.95% 4/21/25		6,226,000	6,378,252
4.1% 7/24/23		4,167,000	4,371,328
4.2% 8/26/24		14,710,000	15,406,769
4.25% 10/22/26		5,344,000	5,568,738
4.45% 3/3/26		3,050,000	3,215,698
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		760,000	674,500
Barclays PLC:
2% 2/7/28 (Reg. S) (d)	EUR	1,600,000	1,715,227
2.625% 11/11/25 (Reg. S) (d)	EUR	2,900,000	3,264,765
2.75% 11/8/19		4,446,000	4,439,696
3.25% 1/12/21		7,664,000	7,677,351
3.932% 5/7/25 (d)		3,410,000	3,390,267
4.375% 1/12/26		9,104,000	9,201,959
BBVA Bancomer SA 7.25% 4/22/20 (b)		345,000	358,800
Biz Finance PLC 9.625% 4/27/22 (b)		1,036,000	1,045,588
BTA Bank JSC 5.5% 12/21/22 (b)		172,829	172,839
CaixaBank SA:
1.75% 10/24/23 (Reg. S)	EUR	3,400,000	3,884,494
2.75% 7/14/28 (Reg. S) (d)	EUR	1,400,000	1,591,912
CBOM Finance PLC 5.55% 2/14/23 (b)		602,000	579,425
Citigroup, Inc.:
2.4% 2/18/20		13,030,000	13,012,527
2.75% 4/25/22		9,073,000	9,078,081
3.142% 1/24/23 (d)		8,277,000	8,325,779
4.05% 7/30/22		1,925,000	1,993,023
4.3% 11/20/26		4,442,000	4,606,744
4.4% 6/10/25		16,273,000	17,043,249
4.45% 9/29/27		6,486,000	6,786,184
5.5% 9/13/25		8,473,000	9,409,880
Citizens Bank NA 2.55% 5/13/21		2,382,000	2,374,749
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)		5,802,000	5,952,717
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20		7,061,000	7,060,251
3.75% 3/26/25		7,059,000	7,187,018
3.8% 9/15/22		11,142,000	11,461,727
3.8% 6/9/23		13,301,000	13,627,237
CYBG PLC 3.125% 6/22/25 (Reg. S) (d)	GBP	990,000	1,196,382
Danske Bank A/S:
1.375% 5/24/22 (Reg. S)	EUR	1,400,000	1,585,046
5% 1/12/22 (b)		3,390,000	3,509,757
5.375% 1/12/24 (Reg. S)		4,000,000	4,226,730
Development Bank of Mongolia 7.25% 10/23/23 (b)		249,000	253,346
Development Bank of the Republic of Belarus 6.75% 5/2/24 (b)		175,000	177,406
Discover Bank:
4.2% 8/8/23		6,479,000	6,807,381
7% 4/15/20		737,000	762,891
Ecobank Transnational, Inc. 9.5% 4/18/24 (b)		680,000	715,486
Fidelity Bank PLC 10.5% 10/16/22 (b)		609,000	644,018
Fifth Third Bancorp 8.25% 3/1/38		1,694,000	2,432,011
HSBC Holdings PLC 4.25% 3/14/24		2,247,000	2,322,433
Huntington Bancshares, Inc. 7% 12/15/20		1,035,000	1,101,195
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)		2,332,000	2,210,256
5.71% 1/15/26 (b)		15,409,000	14,709,345
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		735,000	766,238
5.5% 8/6/22 (b)		419,000	436,808
6.2% 12/21/21 (Reg. S)		356,000	376,114
JPMorgan Chase & Co.:
2.95% 10/1/26		6,707,000	6,643,129
3.25% 9/23/22		6,686,000	6,806,320
3.797% 7/23/24 (d)		25,215,000	26,060,383
3.875% 9/10/24		12,990,000	13,501,973
4.125% 12/15/26		11,765,000	12,349,438
4.25% 10/15/20		2,539,000	2,597,003
4.35% 8/15/21		7,356,000	7,631,460
4.452% 12/5/29 (d)		20,700,000	22,416,841
4.5% 1/24/22		8,001,000	8,380,788
4.625% 5/10/21		2,497,000	2,595,364
JSC BGEO Group 6% 7/26/23 (b)		1,157,000	1,178,694
Nykredit Realkredit A/S 4% 6/3/36 (Reg. S) (d)	EUR	4,658,000	5,450,860
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		488,000	492,204
Rabobank Nederland 4.375% 8/4/25		9,413,000	9,745,279
Regions Bank 6.45% 6/26/37		8,935,000	11,105,795
Regions Financial Corp. 3.2% 2/8/21		4,325,000	4,357,313
Royal Bank of Scotland Group PLC:
4.8% 4/5/26		18,311,000	19,196,215
5.125% 5/28/24		23,230,000	23,901,997
6% 12/19/23		16,706,000	17,826,048
6.1% 6/10/23		15,243,000	16,172,090
6.125% 12/15/22		15,445,000	16,426,619
T.C. Ziraat Bankasi A/S:
4.25% 7/3/19 (b)		575,000	570,745
4.75% 4/29/21 (b)		385,000	356,606
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		864,000	893,164
Turkiye Garanti Bankasi A/S:
3.375% 7/8/19 (Reg. S)	EUR	697,000	776,123
4.75% 10/17/19 (b)		241,000	239,192
6.125% 5/24/27 (b)(d)		775,000	606,438
6.25% 4/20/21 (b)		354,000	346,920
6.25% 4/20/21 (Reg. S)		1,700,000	1,666,000
Turkiye Is Bankasi A/S 5.5% 4/21/22 (b)		514,000	463,885
Turkiye Vakiflar Bankasi TAO:
5.75% 1/30/23 (b)		2,268,000	1,945,037
6.875% 2/3/25 (Reg. S) (d)		567,000	472,736
UniCredit SpA:
4.375% 1/3/27 (Reg. S) (d)	EUR	1,300,000	1,481,059
6.572% 1/14/22 (b)		14,802,000	15,466,676
Zenith Bank PLC 7.375% 5/30/22 (b)		2,266,000	2,373,635
			567,753,678
Capital Markets - 3.7%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		7,624,000	7,810,477
4.25% 2/15/24		5,321,000	5,614,254
Banco BTG Pactual SA 7.75% 2/15/29 (b)(d)		350,000	358,313
Blackstone Property Partners Europe LP:
1.4% 7/6/22 (Reg. S)	EUR	3,109,000	3,522,150
2% 2/15/24 (Reg. S)	EUR	1,250,000	1,441,372
2.2% 7/24/25 (Reg. S)	EUR	3,492,000	4,021,163
Credit Suisse Group AG:
3.869% 1/12/29 (b)(d)		6,719,000	6,710,595
4.207% 6/12/24 (b)(d)		10,289,000	10,646,172
5.75% 9/18/25 (Reg. S) (d)	EUR	2,615,000	3,106,683
6.5% 8/8/23 (Reg. S)		6,815,000	7,375,534
Deutsche Bank AG:
1.625% 2/12/21 (Reg. S)	EUR	8,100,000	9,066,298
4.5% 4/1/25		29,242,000	27,438,777
5% 6/24/20	EUR	3,350,000	3,855,770
Deutsche Bank AG New York Branch:
3.15% 1/22/21		10,419,000	10,292,482
3.3% 11/16/22		17,274,000	16,791,796
5% 2/14/22		15,300,000	15,620,831
EG Global Finance PLC 6.75% 2/7/25 (b)		375,000	367,969
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (d)		36,646,000	36,606,495
3.2% 2/23/23		6,170,000	6,239,768
3.691% 6/5/28 (d)		72,922,000	73,322,316
3.75% 5/22/25		7,259,000	7,428,546
4.25% 10/21/25		2,860,000	2,963,667
6.75% 10/1/37		3,974,000	5,003,961
IntercontinentalExchange, Inc. 2.75% 12/1/20		2,355,000	2,361,089
Merrill Lynch & Co., Inc. 5.5% 11/22/21	GBP	445,000	611,361
Moody's Corp.:
3.25% 1/15/28		4,181,000	4,185,321
4.875% 2/15/24		3,926,000	4,260,761
Morgan Stanley:
3.125% 1/23/23		4,718,000	4,760,056
3.125% 7/27/26		39,505,000	39,233,697
3.7% 10/23/24		13,602,000	14,071,138
3.737% 4/24/24 (d)		45,366,000	46,750,276
3.95% 4/23/27		1,143,000	1,166,427
4.431% 1/23/30 (d)		8,668,000	9,310,602
4.875% 11/1/22		9,523,000	10,132,649
5% 11/24/25		15,462,000	16,848,370
5.5% 1/26/20		31,938,000	32,509,788
5.625% 9/23/19		4,614,000	4,653,107
5.75% 1/25/21		7,215,000	7,563,274
MSCI, Inc.:
4.75% 8/1/26 (b)		1,504,000	1,533,629
5.25% 11/15/24 (b)		1,604,000	1,644,100
UBS AG 4.75% 2/12/26 (Reg. S) (d)	EUR	9,037,000	10,714,045
UBS Group Funding Ltd. 4.125% 9/24/25 (b)		6,852,000	7,184,935
			485,100,014
Consumer Finance - 1.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22		2,714,000	2,729,832
4.125% 7/3/23		7,415,000	7,640,815
4.45% 12/16/21		5,769,000	5,949,216
4.45% 4/3/26		6,213,000	6,339,443
4.875% 1/16/24		9,923,000	10,488,525
Ally Financial, Inc.:
3.875% 5/21/24		1,515,000	1,491,972
4.625% 3/30/25		1,212,000	1,239,270
5.75% 11/20/25		18,402,000	19,690,140
8% 11/1/31		2,582,000	3,272,685
Capital One Financial Corp. 3.8% 1/31/28		8,091,000	8,089,301
Credito Real S.A.B. de CV 9.5% 2/7/26 (b)		465,000	503,409
Discover Financial Services:
3.85% 11/21/22		12,648,000	13,055,182
3.95% 11/6/24		5,349,000	5,535,215
4.1% 2/9/27		8,791,000	8,896,075
4.5% 1/30/26		9,265,000	9,682,959
5.2% 4/27/22		4,553,000	4,846,196
Ford Motor Credit Co. LLC:
2.597% 11/4/19		18,948,000	18,929,647
5.085% 1/7/21		5,916,000	6,075,219
5.584% 3/18/24		12,456,000	12,969,151
5.596% 1/7/22		12,239,000	12,808,132
Navient Corp.:
5.5% 1/25/23		3,493,000	3,483,394
5.875% 10/25/24		278,000	278,000
6.125% 3/25/24		746,000	749,730
6.5% 6/15/22		4,097,000	4,267,148
6.625% 7/26/21		2,370,000	2,458,188
6.75% 6/15/26		1,970,000	1,979,850
7.25% 1/25/22		1,424,000	1,501,636
7.25% 9/25/23		1,852,000	1,944,044
Springleaf Financial Corp.:
6.875% 3/15/25		3,185,000	3,319,407
7.125% 3/15/26		755,000	780,670
Synchrony Financial:
3% 8/15/19		971,000	971,092
3.75% 8/15/21		2,689,000	2,732,869
3.95% 12/1/27		14,204,000	13,742,026
4.25% 8/15/24		2,707,000	2,765,059
4.375% 3/19/24		4,546,000	4,673,471
5.15% 3/19/29		17,409,000	18,065,602
			223,944,570
Diversified Financial Services - 1.4%
1MDB Global Investments Ltd. 4.4% 3/9/23		3,200,000	3,008,784
ADES International Holding Ltd. 8.625% 4/24/24 (b)		725,000	712,313
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (b)		3,132,000	3,135,101
3.95% 7/1/24 (b)		4,160,000	4,132,336
4.375% 5/1/26 (b)		4,008,000	4,016,938
5.125% 10/1/23 (b)		9,406,000	9,735,210
5.25% 5/15/24 (b)		4,247,000	4,411,784
5.5% 1/15/23 (b)		2,085,000	2,166,107
AXA Equitable Holdings, Inc. 3.9% 4/20/23		1,852,000	1,918,791
Brixmor Operating Partnership LP:
3.25% 9/15/23		9,261,000	9,267,403
3.85% 2/1/25		5,199,000	5,282,258
3.875% 8/15/22		7,631,000	7,801,494
4.125% 6/15/26		3,138,000	3,215,093
4.125% 5/15/29		1,569,000	1,595,223
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (b)		938,000	853,580
Cigna Corp.:
4.125% 11/15/25 (b)		4,325,000	4,517,774
4.375% 10/15/28 (b)		11,163,000	11,717,659
4.8% 8/15/38 (b)		6,950,000	7,110,567
4.9% 12/15/48 (b)		6,944,000	7,105,826
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		1,138,000	966,879
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (b)		8,891,000	8,695,398
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		1,328,000	1,335,304
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (b)		207,000	202,236
HTA Group Ltd. 9.125% 3/8/22 (b)		845,000	880,469
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		8,988,000	9,066,645
6% 8/1/20		1,020,000	1,020,000
6.25% 2/1/22		2,698,000	2,748,588
6.25% 5/15/26 (b)		2,185,000	2,171,344
6.375% 12/15/25		2,559,000	2,571,795
6.75% 2/1/24		726,000	744,150
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (b)		1,290,000	1,304,409
5.25% 8/15/22 (b)		1,840,000	1,913,600
5.5% 2/15/24 (b)		13,774,000	14,439,422
Pine Street Trust I:
4.572% 2/15/29 (b)		11,350,000	11,669,768
5.568% 2/15/49 (b)		11,300,000	11,875,844
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		1,592,000	1,615,880
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (b)		5,060,000	4,946,150
6.875% 2/15/23 (b)		886,000	894,860
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		7,961,000	8,567,628
Tempo Acquisition LLC 6.75% 6/1/25 (b)		2,772,000	2,792,790
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)		380,000	390,925
Valvoline, Inc. 5.5% 7/15/24		1,050,000	1,063,125
Vedanta Resources Finance II PLC 9.25% 4/23/26 (b)		485,000	471,056
Voya Financial, Inc. 3.125% 7/15/24		5,010,000	5,025,504
WPC Eurobond BV 2.25% 4/9/26	EUR	790,000	911,884
			189,989,894
Insurance - 1.1%
American International Group, Inc.:
2.3% 7/16/19		2,345,000	2,344,555
3.3% 3/1/21		3,489,000	3,523,369
3.875% 1/15/35		6,911,000	6,651,801
4.875% 6/1/22		6,603,000	7,007,615
AmWINS Group, Inc. 7.75% 7/1/26 (b)		2,225,000	2,241,688
Aon Corp. 5% 9/30/20		1,399,000	1,443,685
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (d)		846,000	850,687
Demeter Investments BV:
5.625% 8/15/52 (Reg. S) (d)		743,000	765,196
5.75% 8/15/50 (Reg. S) (d)		1,546,000	1,607,840
Hartford Financial Services Group, Inc. 5.125% 4/15/22		5,367,000	5,728,497
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)		4,589,000	4,889,932
Marsh & McLennan Companies, Inc.:
1.349% 9/21/26	EUR	1,750,000	1,996,901
4.375% 3/15/29		7,831,000	8,411,407
4.75% 3/15/39		3,593,000	3,982,607
4.8% 7/15/21		2,573,000	2,677,207
4.9% 3/15/49		7,151,000	8,068,441
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (b)		11,078,000	11,708,089
MetLife, Inc.:
3.048% 12/15/22 (d)		4,512,000	4,563,455
4.75% 2/8/21		476,000	493,223
Metropolitan Life Global Funding I 3% 1/10/23 (b)		2,866,000	2,907,004
Pacific LifeCorp 5.125% 1/30/43 (b)		12,258,000	13,611,857
Pricoa Global Funding I 5.375% 5/15/45 (d)		6,348,000	6,474,960
Prudential Financial, Inc. 7.375% 6/15/19		1,172,000	1,173,602
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(d)		4,600,000	4,755,250
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)		6,563,000	7,639,823
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)		2,195,000	2,337,262
Unum Group:
3.875% 11/5/25		7,835,000	8,034,338
4% 3/15/24		7,259,000	7,510,207
5.625% 9/15/20		3,044,000	3,160,739
5.75% 8/15/42		9,271,000	10,434,851
USIS Merger Sub, Inc. 6.875% 5/1/25 (b)		2,350,000	2,279,500
			149,275,588
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25		699,000	692,010
Thrifts & Mortgage Finance - 0.1%
Nationwide Building Society 3.622% 4/26/23 (b)(d)		3,400,000	3,433,781
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)		944,000	988,840
Quicken Loans, Inc. 5.25% 1/15/28 (b)		3,675,000	3,416,648
			7,839,269
TOTAL FINANCIALS			1,624,595,023
HEALTH CARE - 2.4%
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co.:
2.675% 12/15/19		1,435,000	1,433,995
2.894% 6/6/22		5,000,000	5,021,995
3.7% 6/6/27		5,954,000	6,102,892
Hologic, Inc.:
4.375% 10/15/25 (b)		1,356,000	1,340,745
4.625% 2/1/28 (b)		252,000	246,330
Teleflex, Inc. 4.875% 6/1/26		2,531,000	2,568,965
			16,714,922
Health Care Providers & Services - 1.6%
Aetna, Inc. 2.75% 11/15/22		729,000	728,488
Cigna Corp. 3.75% 7/15/23 (b)		8,944,000	9,177,907
Community Health Systems, Inc.:
5.125% 8/1/21		1,835,000	1,793,713
6.25% 3/31/23		8,322,000	7,924,208
8% 3/15/26 (b)		1,580,000	1,511,365
8.625% 1/15/24 (b)		4,972,000	4,972,000
CVS Health Corp.:
3.7% 3/9/23		3,266,000	3,338,232
4% 12/5/23		3,094,000	3,199,775
4.1% 3/25/25		25,866,000	26,776,226
4.3% 3/25/28		23,650,000	24,371,201
4.78% 3/25/38		10,528,000	10,491,362
5.05% 3/25/48		15,479,000	15,733,937
Elanco Animal Health, Inc.:
3.912% 8/27/21 (b)		1,833,000	1,871,049
4.272% 8/28/23 (b)		5,786,000	6,074,134
4.9% 8/28/28 (b)		2,437,000	2,642,079
HCA Holdings, Inc.:
4.25% 10/15/19		2,755,000	2,765,937
4.5% 2/15/27		1,913,000	1,981,308
4.75% 5/1/23		216,000	227,506
5% 3/15/24		2,314,000	2,470,104
5.25% 6/15/26		4,163,000	4,488,676
5.375% 2/1/25		2,255,000	2,352,980
5.875% 3/15/22		259,000	277,009
5.875% 2/15/26		1,386,000	1,469,174
6.5% 2/15/20		10,998,000	11,257,842
Medco Health Solutions, Inc. 4.125% 9/15/20		2,717,000	2,766,143
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		2,182,000	2,212,003
5.5% 2/1/21		564,000	572,110
Tenet Healthcare Corp.:
4.375% 10/1/21		1,388,000	1,398,688
4.625% 7/15/24		2,011,000	1,996,320
5.125% 5/1/25		1,597,000	1,585,023
6.25% 2/1/27 (b)		1,465,000	1,494,300
6.75% 6/15/23		3,977,000	3,961,768
8.125% 4/1/22		11,455,000	11,938,516
THC Escrow Corp. III 7% 8/1/25		2,537,000	2,493,567
Toledo Hospital:
5.325% 11/15/28		3,971,000	4,273,441
6.015% 11/15/48		16,459,000	18,709,447
Vizient, Inc. 6.25% 5/15/27 (b)		225,000	234,281
Wellcare Health Plans, Inc.:
5.25% 4/1/25		2,485,000	2,518,423
5.375% 8/15/26 (b)		3,636,000	3,725,809
WellPoint, Inc. 3.3% 1/15/23		2,338,000	2,373,865
			210,149,916
Health Care Technology - 0.0%
IMS Health, Inc. 5% 5/15/27 (b)		2,570,000	2,607,034
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc. 5.5% 4/1/26 (b)		715,000	742,706
Pharmaceuticals - 0.7%
Actavis Funding SCS 3.45% 3/15/22		17,547,000	17,647,774
Bayer AG:
2.375% 4/2/75 (Reg. S) (d)	EUR	1,550,000	1,664,369
3% 7/1/75 (Reg S.) (d)	EUR	1,500,000	1,681,965
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)		14,438,000	14,848,598
Catalent Pharma Solutions 4.875% 1/15/26 (b)		1,860,000	1,841,400
Mylan NV:
2.25% 11/22/24 (Reg. S)	EUR	668,000	744,373
2.5% 6/7/19		3,275,000	3,274,782
3.15% 6/15/21		7,707,000	7,668,398
3.95% 6/15/26		4,038,000	3,796,292
4.55% 4/15/28		7,694,000	7,369,958
Perrigo Finance PLC 3.5% 12/15/21		559,000	553,420
Teva Pharmaceutical Finance Co. BV:
2.95% 12/18/22		381,000	339,090
3.65% 11/10/21		544,000	508,640
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21		1,189,000	1,111,715
Teva Pharmaceutical Finance IV LLC 2.25% 3/18/20		328,000	320,735
Teva Pharmaceutical Finance Netherlands III BV:
0.375% 7/25/20 (Reg. S)	EUR	4,654,000	5,030,257
2.2% 7/21/21		5,444,000	5,023,179
2.8% 7/21/23		7,973,000	6,664,950
4.5% 3/1/25	EUR	1,383,000	1,434,296
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (b)		1,323,000	1,327,961
5.875% 5/15/23 (b)		669,000	670,525
6.5% 3/15/22 (b)		907,000	937,802
7% 3/15/24 (b)		4,245,000	4,433,372
9% 12/15/25 (b)		352,000	378,840
Zoetis, Inc.:
3.25% 2/1/23		1,775,000	1,802,453
3.45% 11/13/20		1,880,000	1,902,061
			92,977,205
TOTAL HEALTH CARE			323,191,783
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (b)		3,311,000	3,417,854
6.375% 6/1/19 (b)		2,929,000	2,929,000
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (b)		3,606,000	3,651,075
Bombardier, Inc.:
6.125% 1/15/23 (b)		4,765,000	4,632,533
7.5% 12/1/24 (b)		3,882,000	3,814,065
7.5% 3/15/25 (b)		1,091,000	1,057,943
7.875% 4/15/27 (b)		2,690,000	2,581,593
BWX Technologies, Inc. 5.375% 7/15/26 (b)		3,692,000	3,765,840
Rolls-Royce PLC 3.375% 6/18/26	GBP	200,000	271,688
TransDigm, Inc.:
6% 7/15/22		1,455,000	1,460,456
6.25% 3/15/26 (b)		5,550,000	5,661,000
6.375% 6/15/26		350,000	343,875
6.5% 7/15/24		2,565,000	2,555,638
6.5% 5/15/25		3,012,000	2,989,410
			39,131,970
Air Freight & Logistics - 0.1%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(d)		5,253,000	5,305,530
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		1,132,000	1,214,070
			6,519,600
Airlines - 0.0%
Azul Investments LLP 5.875% 10/26/24 (b)		437,000	414,320
Building Products - 0.0%
Elementia S.A.B. de CV 5.5% 1/15/25 (b)		488,000	478,438
Commercial Services & Supplies - 0.1%
APX Group, Inc.:
7.625% 9/1/23		2,444,000	1,955,200
7.875% 12/1/22		1,900,000	1,752,750
8.75% 12/1/20		1,618,000	1,512,830
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)		1,758,000	1,485,510
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		2,221,000	2,179,356
Prime Security One MS, Inc. 4.875% 7/15/32 (b)		1,513,000	1,252,008
Tervita Escrow Corp. 7.625% 12/1/21 (b)		557,000	558,393
			10,696,047
Construction & Engineering - 0.1%
AECOM:
5.125% 3/15/27		4,458,000	4,377,199
5.875% 10/15/24		2,678,000	2,759,197
Cementos Progreso Trust 7.125% 11/6/23 (b)		604,000	623,778
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)(f)		935,000	134,804
7.125% 6/26/42 (b)(f)		1,399,000	200,666
			8,095,644
Electrical Equipment - 0.0%
Sensata Technologies BV 5% 10/1/25 (b)		1,555,000	1,555,000
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	1,329,000	1,563,344
			3,118,344
Industrial Conglomerates - 0.0%
Turk Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (b)		360,000	342,450
Machinery - 0.0%
U.S.A. Compression Partners LP:
6.875% 4/1/26		2,099,000	2,151,475
6.875% 9/1/27 (b)		715,000	730,194
			2,881,669
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24		1,266,000	1,294,358
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	2,765,000	3,212,477
JSC Georgian Railway 7.75% 7/11/22 (b)		196,000	211,435
Uber Technologies, Inc. 7.5% 11/1/23 (b)		544,000	568,480
Ukraine Railways via Shortline PLC 9.875% 9/15/21 (b)		808,500	813,553
			4,805,945
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
3% 9/15/23		1,163,000	1,154,423
3.375% 6/1/21		3,808,000	3,844,116
3.75% 2/1/22		9,580,000	9,772,123
3.875% 4/1/21		4,214,000	4,287,434
4.25% 2/1/24		11,266,000	11,704,001
4.25% 9/15/24		4,366,000	4,546,291
4.75% 3/1/20		4,281,000	4,340,419
Avantor, Inc. 6% 10/1/24 (b)		1,062,000	1,102,887
FLY Leasing Ltd.:
5.25% 10/15/24		4,262,000	4,091,520
6.375% 10/15/21		2,178,000	2,205,225
Travis Perkins PLC:
4.375% 9/15/21 (Reg. S)	GBP	747,000	971,777
4.5% 9/7/23 (Reg. S)	GBP	1,024,000	1,315,005
			49,335,221
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		2,104,125	2,017,477
Heathrow Funding Ltd. 7.125% 2/14/24	GBP	2,150,000	3,277,503
			5,294,980
TOTAL INDUSTRIALS			132,408,986
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.0%
CommScope Finance LLC:
5.5% 3/1/24 (b)		350,000	353,490
6% 3/1/26 (b)		350,000	350,000
			703,490
Electronic Equipment & Components - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (b)		871,000	892,594
5.45% 6/15/23 (b)		9,000,000	9,567,803
6.02% 6/15/26 (b)		3,119,000	3,358,614
TTM Technologies, Inc. 5.625% 10/1/25 (b)		6,375,000	6,135,938
			19,954,949
IT Services - 0.0%
First Data Corp. 5.75% 1/15/24 (b)		1,395,000	1,427,434
Gartner, Inc. 5.125% 4/1/25 (b)		485,000	488,638
Indra Sistemas SA 3% 4/19/24 (Reg. S)	EUR	1,100,000	1,254,794
			3,170,866
Semiconductors & Semiconductor Equipment - 0.0%
Micron Technology, Inc. 5.5% 2/1/25		2,590,000	2,654,491
NXP BV/NXP Funding LLC 4.125% 6/1/21 (b)		768,000	779,827
Qorvo, Inc. 5.5% 7/15/26 (b)		1,546,000	1,573,055
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		1,098,000	1,141,920
			6,149,293
Software - 0.2%
Ascend Learning LLC:
6.875% 8/1/25 (b)		1,910,000	1,905,225
6.875% 8/1/25 (b)		205,000	206,025
CDK Global, Inc.:
4.875% 6/1/27		661,000	646,954
5.25% 5/15/29 (b)		435,000	433,369
5.875% 6/15/26		1,377,000	1,425,195
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		2,539,000	2,615,170
Fair Isaac Corp. 5.25% 5/15/26 (b)		3,301,000	3,441,293
Nuance Communications, Inc. 5.625% 12/15/26		1,517,000	1,549,251
Open Text Corp. 5.875% 6/1/26 (b)		4,021,000	4,191,893
SS&C Technologies, Inc. 5.5% 9/30/27 (b)		1,930,000	1,944,861
Symantec Corp. 5% 4/15/25 (b)		6,576,000	6,574,672
			24,933,908
TOTAL INFORMATION TECHNOLOGY			54,912,506
MATERIALS - 0.7%
Chemicals - 0.3%
Braskem Finance Ltd.:
5.375% 5/2/22 (b)		439,000	454,604
5.75% 4/15/21 (b)		301,000	311,234
Element Solutions, Inc. 5.875% 12/1/25 (b)		3,141,000	3,184,189
International Flavors & Fragrances, Inc. 1.8% 9/25/26	EUR	2,852,000	3,324,711
Nufarm Australia Ltd. 5.75% 4/30/26 (b)		2,724,000	2,567,370
Nutrien Ltd.:
4.2% 4/1/29		1,219,000	1,268,684
5% 4/1/49		2,122,000	2,205,828
OCI NV 6.625% 4/15/23 (b)		3,893,000	3,970,860
OCP SA 5.625% 4/25/24 (b)		323,000	345,206
Olin Corp. 5.125% 9/15/27		2,087,000	2,060,286
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		1,367,000	1,261,058
SABIC Capital II BV 4% 10/10/23 (b)		642,000	656,445
Sasol Financing U.S.A. LLC 5.875% 3/27/24		401,000	422,654
The Chemours Co. LLC 5.375% 5/15/27		1,925,000	1,742,125
The Dow Chemical Co.:
4.125% 11/15/21		3,952,000	4,077,544
4.25% 11/15/20		1,326,000	1,351,162
TPC Group, Inc. 8.75% 12/15/20 (b)		4,843,000	4,758,248
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (b)		1,688,000	1,565,620
Valvoline, Inc. 4.375% 8/15/25		1,395,000	1,342,688
			36,870,516
Construction Materials - 0.0%
CEMEX Finance LLC:
4.625% 6/15/24	EUR	2,059,000	2,415,440
6% 4/1/24 (b)		336,000	340,536
CEMEX S.A.B. de CV:
3.125% 3/19/26 (Reg. S)	EUR	1,850,000	2,102,064
7.75% 4/16/26 (b)		671,000	715,085
			5,573,125
Containers & Packaging - 0.1%
Ard Securities Finance SARL 8.75% 1/31/23 pay-in-kind (b)(d)		2,388,589	2,293,045
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 6% 2/15/25 (b)		7,157,000	7,086,861
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26		1,942,000	1,878,885
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (b)		2,270,000	2,031,650
7.875% 7/15/26 (b)		505,000	454,500
OI European Group BV 4% 3/15/23 (b)		1,960,000	1,925,700
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (b)		1,426,000	1,436,695
Silgan Holdings, Inc. 4.75% 3/15/25		1,069,000	1,066,328
			18,173,664
Metals & Mining - 0.3%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (b)(d)		2,547,000	2,637,419
6.75% 10/19/75 (b)(d)		6,327,000	7,099,337
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (b)		3,004,000	3,055,083
4.5% 8/1/47 (b)		2,375,000	2,485,877
CSN Resources SA:
6.5% 7/21/20 (b)		275,000	280,580
7.625% 2/13/23 (b)		1,390,000	1,428,225
First Quantum Minerals Ltd.:
6.5% 3/1/24 (b)		1,254,000	1,099,758
7.25% 5/15/22 (b)		806,000	765,700
7.25% 4/1/23 (b)		5,848,000	5,336,300
Freeport-McMoRan, Inc.:
3.55% 3/1/22		1,666,000	1,629,015
3.875% 3/15/23		1,118,000	1,076,612
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		440,000	446,162
Metinvest BV 7.75% 4/23/23 (b)		2,526,000	2,496,004
Polyus Finance PLC 5.25% 2/7/23 (b)		857,000	880,876
POSCO 4% 8/1/23 (b)		350,000	363,926
Stillwater Mining Co. 6.125% 6/27/22 (b)		2,218,000	2,188,279
Vale Overseas Ltd. 4.375% 1/11/22		250,000	255,125
Vedanta Resources PLC:
6.375% 7/30/22 (b)		1,355,000	1,297,413
8.25% 6/7/21 (b)		1,265,000	1,299,402
			36,121,093
Paper & Forest Products - 0.0%
Berry Global Escrow Corp. 4.875% 7/15/26 (b)(c)		1,995,000	1,984,486
TOTAL MATERIALS			98,722,884
REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20		1,047,000	1,046,889
4.6% 4/1/22		1,777,000	1,869,848
alstria office REIT-AG 1.5% 11/15/27 (Reg. S)	EUR	2,900,000	3,193,323
American Campus Communities Operating Partnership LP 3.75% 4/15/23		1,267,000	1,297,587
American Homes 4 Rent 4.25% 2/15/28		498,000	505,326
AvalonBay Communities, Inc. 3.625% 10/1/20		1,816,000	1,838,968
Boston Properties, Inc.:
3.85% 2/1/23		2,116,000	2,194,562
4.5% 12/1/28		7,625,000	8,281,080
Camden Property Trust:
2.95% 12/15/22		2,403,000	2,424,285
4.25% 1/15/24		3,336,000	3,534,241
Care Capital Properties LP 5.125% 8/15/26		2,780,000	2,807,589
CommonWealth REIT 5.875% 9/15/20		773,000	791,100
Corporate Office Properties LP 5% 7/1/25		4,492,000	4,754,615
Corrections Corp. of America:
4.625% 5/1/23		2,335,000	2,294,138
5% 10/15/22		1,895,000	1,899,738
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		1,847,000	1,893,175
DDR Corp.:
3.625% 2/1/25		3,106,000	3,097,284
4.25% 2/1/26		10,537,000	10,791,797
4.625% 7/15/22		2,313,000	2,399,536
4.7% 6/1/27		496,000	521,483
Duke Realty LP:
3.625% 4/15/23		2,282,000	2,346,208
3.75% 12/1/24		1,963,000	2,041,299
3.875% 10/15/22		6,311,000	6,524,053
Equity One, Inc. 3.75% 11/15/22		6,569,000	6,781,733
ERP Operating LP:
2.375% 7/1/19		3,185,000	3,184,243
4.75% 7/15/20		2,795,000	2,849,539
Hudson Pacific Properties LP 4.65% 4/1/29		2,743,000	2,891,212
iStar Financial, Inc. 6% 4/1/22		456,000	461,130
Lexington Corporate Properties Trust 4.4% 6/15/24		1,672,000	1,705,975
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		2,811,000	2,775,863
5.25% 8/1/26		2,057,000	2,073,662
6.375% 3/1/24		817,000	851,723
Omega Healthcare Investors, Inc.:
4.375% 8/1/23		15,275,000	15,777,560
4.5% 1/15/25		3,878,000	4,010,492
4.5% 4/1/27		18,502,000	19,045,382
4.75% 1/15/28		10,700,000	11,137,643
4.95% 4/1/24		6,368,000	6,689,074
5.25% 1/15/26		10,610,000	11,320,600
Retail Opportunity Investments Partnership LP:
4% 12/15/24		1,225,000	1,207,085
5% 12/15/23		737,000	761,669
Samhallsbyggnadsbolaget I Norden AB 1.75% 1/14/25 (Reg. S)	EUR	3,500,000	3,873,865
Senior Housing Properties Trust 6.75% 4/15/20		91,000	92,139
Store Capital Corp. 4.625% 3/15/29		3,549,000	3,716,761
Ventas Realty LP:
3.125% 6/15/23		1,981,000	2,010,136
3.5% 2/1/25		2,163,000	2,208,885
3.75% 5/1/24		9,073,000	9,370,992
4% 3/1/28		3,986,000	4,111,433
4.125% 1/15/26		2,017,000	2,106,275
Weingarten Realty Investors 3.375% 10/15/22		990,000	1,001,932
WP Carey, Inc. 4% 2/1/25		12,346,000	12,574,740
			202,939,867
Real Estate Management & Development - 1.0%
Altareit SCA 2.875% 7/2/25 (Reg. S)	EUR	700,000	794,712
Brandywine Operating Partnership LP:
3.95% 2/15/23		10,562,000	10,919,588
3.95% 11/15/27		8,220,000	8,291,379
4.1% 10/1/24		5,764,000	5,956,322
4.55% 10/1/29		6,226,000	6,462,741
CPI Property Group SA 1.45% 4/14/22 (Reg. S)	EUR	5,000,000	5,567,094
Deutsche Annington Finance BV 5% 10/2/23 (b)		2,105,000	2,200,207
Digital Realty Trust LP:
3.4% 10/1/20		6,426,000	6,488,937
3.625% 10/1/22		3,341,000	3,423,128
3.95% 7/1/22		4,297,000	4,455,223
4.75% 10/1/25		11,110,000	12,037,534
5.25% 3/15/21		2,072,000	2,149,557
Essex Portfolio LP 3.875% 5/1/24		3,195,000	3,320,005
Greystar Real Estate Partners 5.75% 12/1/25 (b)		261,000	259,043
Heimstaden Bostad AB 1.75% 12/7/21 (Reg. S)	EUR	5,085,000	5,814,375
Host Hotels & Resorts LP 4.75% 3/1/23		54,000	57,078
Howard Hughes Corp. 5.375% 3/15/25 (b)		3,988,000	3,938,150
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		567,000	524,807
Kennedy-Wilson, Inc. 5.875% 4/1/24		294,000	292,571
Liberty Property LP:
3.375% 6/15/23		2,967,000	3,016,149
4.125% 6/15/22		5,400,000	5,599,482
4.4% 2/15/24		4,724,000	5,011,635
4.75% 10/1/20		4,095,000	4,188,687
Mack-Cali Realty LP:
3.15% 5/15/23		5,348,000	4,929,923
4.5% 4/18/22		6,302,000	6,169,833
Post Apartment Homes LP 3.375% 12/1/22		933,000	947,893
Shimao Property Holdings Ltd. 4.75% 7/3/22		965,000	966,356
Tanger Properties LP:
3.125% 9/1/26		4,970,000	4,664,120
3.75% 12/1/24		8,801,000	8,788,129
3.875% 12/1/23		1,746,000	1,767,557
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (b)		565,000	573,390
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22		109,000	112,973
Vesteda Finance BV 1.5% 5/24/27 (Reg. S)	EUR	740,000	832,832
			130,521,410
TOTAL REAL ESTATE			333,461,277
UTILITIES - 1.6%
Electric Utilities - 0.9%
American Electric Power Co., Inc. 2.95% 12/15/22		1,791,000	1,814,167
Clearway Energy Operating LLC 5.75% 10/15/25 (b)		1,252,000	1,248,870
DONG Energy A/S 2.125% 5/17/27 (Reg. S)	GBP	1,700,000	2,172,469
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)		10,650,000	11,345,336
6.4% 9/15/20 (b)		9,399,000	9,806,513
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (b)		525,000	523,688
5.75% 1/26/21 (Reg. S)		1,015,000	1,012,463
6.75% 8/6/23 (b)		590,000	604,750
Eversource Energy 2.8% 5/1/23		5,482,000	5,506,331
Exelon Corp. 2.85% 6/15/20		1,774,000	1,775,919
FirstEnergy Corp.:
4.25% 3/15/23		11,339,000	11,885,222
7.375% 11/15/31		23,272,000	31,252,236
InterGen NV 7% 6/30/23 (b)		4,030,000	3,627,000
IPALCO Enterprises, Inc.:
3.45% 7/15/20		9,979,000	10,036,990
3.7% 9/1/24		3,797,000	3,878,556
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		350,000	442,999
LG&E and KU Energy LLC 3.75% 11/15/20		526,000	533,031
Monongahela Power Co. 4.1% 4/15/24 (b)		1,445,000	1,531,605
NRG Yield Operating LLC 5% 9/15/26		1,432,000	1,381,880
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		3,112,719	3,322,828
NV Energy, Inc. 6.25% 11/15/20		1,270,000	1,335,477
Pampa Holding SA 7.5% 1/24/27 (b)		321,000	280,875
PPL Capital Funding, Inc. 3.4% 6/1/23		2,607,000	2,650,256
TECO Finance, Inc. 5.15% 3/15/20		1,365,000	1,390,236
Vistra Operations Co. LLC 5.5% 9/1/26 (b)		6,599,000	6,754,406
			116,114,103
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		1,323,000	1,360,692
Independent Power and Renewable Electricity Producers - 0.4%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		17,828,000	18,986,820
Dynegy, Inc. 7.625% 11/1/24		1,978,000	2,080,757
Emera U.S. Finance LP:
2.15% 6/15/19		1,864,000	1,863,405
2.7% 6/15/21		1,835,000	1,828,794
3.55% 6/15/26		2,935,000	2,952,019
NextEra Energy Partners LP:
4.25% 9/15/24 (b)		1,904,000	1,892,100
4.5% 9/15/27 (b)		339,000	328,830
NRG Energy, Inc.:
5.25% 6/15/29 (b)		1,975,000	2,029,648
6.625% 1/15/27		615,000	654,206
Talen Energy Supply LLC:
6.5% 6/1/25		315,000	267,750
10.5% 1/15/26 (b)		6,330,000	6,330,000
TerraForm Power Operating LLC:
4.25% 1/31/23 (b)		747,000	722,723
5% 1/31/28 (b)		842,000	809,373
6.625% 6/15/25 (b)(d)		2,015,000	2,080,488
The AES Corp.:
4.5% 3/15/23		1,054,000	1,060,588
4.875% 5/15/23		3,453,000	3,467,710
5.125% 9/1/27		2,642,000	2,694,840
6% 5/15/26		561,000	586,245
			50,636,296
Multi-Utilities - 0.3%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.901% 9/30/66 (d)(e)		12,786,000	11,763,120
3 month U.S. LIBOR + 2.825% 5.4168% 6/30/66 (d)(e)		3,755,000	3,529,700
NiSource Finance Corp.:
5.25% 2/15/43		4,623,000	5,255,412
5.8% 2/1/42		2,300,000	2,789,904
5.95% 6/15/41		4,294,000	5,186,405
Puget Energy, Inc.:
6% 9/1/21		5,649,000	6,021,923
6.5% 12/15/20		1,860,000	1,962,435
Sempra Energy:
2.875% 10/1/22		2,090,000	2,087,203
6% 10/15/39		5,447,000	6,560,963
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.6305% 5/15/67 (d)(e)		1,401,000	1,170,536
			46,327,601
TOTAL UTILITIES			214,438,692

TOTAL NONCONVERTIBLE BONDS			4,547,661,627

TOTAL CORPORATE BONDS
(Cost $4,391,936,855)			4,550,462,632

U.S. Government and Government Agency Obligations - 30.8%
U.S. Treasury Inflation-Protected Obligations - 3.3%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		$52,292,300	$56,390,858
1% 2/15/46		19,539,900	22,206,861
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24		17,904,900	19,050,183
0.375% 7/15/25		91,333,200	98,418,343
0.375% 1/15/27		38,687,200	40,750,982
0.625% 1/15/26		68,463,000	74,576,133
0.75% 7/15/28		110,065,600	115,441,585
0.875% 1/15/29		5,000,000	5,263,281

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			432,098,226

U.S. Treasury Obligations - 27.5%
U.S. Treasury Bonds:
2.25% 8/15/46 (g)		148,800	139,390
2.75% 11/15/47		104,081,100	107,703,610
3% 5/15/45		52,763,500	57,242,214
3% 2/15/48		8,605,900	9,341,436
3% 2/15/49		392,089,000	426,886,831
5% 5/15/37		9,400	13,109
U.S. Treasury Notes:
1.25% 10/31/21 (g)(h)		1,742,100	1,714,812
1.625% 5/15/26		9,073,300	8,836,189
1.75% 6/30/22		345,816,000	344,451,649
1.875% 3/31/22		255,339,300	255,279,454
1.875% 7/31/22		327,880,400	327,662,668
2% 4/30/24		9,073,300	9,098,464
2% 11/15/26		11,867,000	11,828,061
2.125% 12/31/22		156,770,200	157,976,595
2.125% 3/31/24		74,269,000	74,915,953
2.125% 7/31/24		126,782,000	127,876,485
2.125% 11/30/24		20,001,700	20,167,339
2.125% 5/15/25 (g)(h)		834,700	840,830
2.125% 5/31/26		182,400,000	183,340,500
2.25% 4/30/24		219,880,000	223,161,023
2.25% 12/31/24		224,574,900	227,882,116
2.25% 2/15/27		73,111,900	74,111,477
2.25% 11/15/27		113,969,800	115,309,835
2.375% 4/30/26		161,100,000	164,756,214
2.5% 3/31/23		237,309,800	242,463,872
2.5% 1/31/24		130,600,000	133,900,711
2.75% 11/30/20		4,304,000	4,347,713
2.75% 8/15/21		5,407,700	5,502,757
2.75% 2/15/28		54,737,100	57,529,547
2.875% 9/30/23		26,727,300	27,774,467
2.875% 11/30/25		50,000,000	52,613,281
2.875% 8/15/28		78,639,600	83,557,647
3.125% 11/15/28		92,066,000	99,866,435

TOTAL U.S. TREASURY OBLIGATIONS			3,638,092,684

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,882,599,666)			4,070,190,910

U.S. Government Agency - Mortgage Securities - 27.4%
Fannie Mae - 15.2%
12 month U.S. LIBOR + 1.445% 4.497% 4/1/37 (d)(e)		19,417	20,247
12 month U.S. LIBOR + 1.480% 4.287% 7/1/34 (d)(e)		6,811	7,075
12 month U.S. LIBOR + 1.495% 4.511% 1/1/35 (d)(e)		21,449	22,324
12 month U.S. LIBOR + 1.553% 4.268% 6/1/36 (d)(e)		17,156	17,919
12 month U.S. LIBOR + 1.565% 4.69% 3/1/37 (d)(e)		8,610	9,009
12 month U.S. LIBOR + 1.594% 4.308% 5/1/36 (d)(e)		40,890	42,745
12 month U.S. LIBOR + 1.617% 4.582% 3/1/33 (d)(e)		15,728	16,397
12 month U.S. LIBOR + 1.641% 4.375% 9/1/36 (d)(e)		13,857	14,483
12 month U.S. LIBOR + 1.645% 4.693% 6/1/47 (d)(e)		17,831	18,803
12 month U.S. LIBOR + 1.718% 4.406% 5/1/35 (d)(e)		33,554	35,044
12 month U.S. LIBOR + 1.725% 3.252% 6/1/42 (d)(e)		40,781	42,190
12 month U.S. LIBOR + 1.728% 4.54% 11/1/36 (d)(e)		11,958	12,515
12 month U.S. LIBOR + 1.741% 4.73% 3/1/40 (d)(e)		51,813	54,307
12 month U.S. LIBOR + 1.745% 4.742% 7/1/35 (d)(e)		16,398	17,167
12 month U.S. LIBOR + 1.750% 4.5% 8/1/41 (d)(e)		59,031	61,502
12 month U.S. LIBOR + 1.788% 4.913% 2/1/36 (d)(e)		42,613	44,719
12 month U.S. LIBOR + 1.800% 4.546% 7/1/41 (d)(e)		41,240	43,018
12 month U.S. LIBOR + 1.800% 4.788% 1/1/42 (d)(e)		127,992	133,394
12 month U.S. LIBOR + 1.810% 4.81% 12/1/39 (d)(e)		17,265	18,040
12 month U.S. LIBOR + 1.812% 4.609% 12/1/40 (d)(e)		1,279,803	1,334,519
12 month U.S. LIBOR + 1.818% 4.546% 7/1/41 (d)(e)		23,670	24,702
12 month U.S. LIBOR + 1.818% 4.568% 9/1/41 (d)(e)		14,438	15,081
12 month U.S. LIBOR + 1.818% 4.933% 2/1/42 (d)(e)		104,265	109,021
12 month U.S. LIBOR + 1.820% 4.82% 12/1/35 (d)(e)		50,870	53,462
12 month U.S. LIBOR + 1.830% 4.657% 10/1/41 (d)(e)		14,469	15,122
12 month U.S. LIBOR + 1.851% 4.512% 5/1/36 (d)(e)		14,099	14,798
12 month U.S. LIBOR + 1.900% 4.634% 7/1/37 (d)(e)		12,726	13,442
6 month U.S. LIBOR + 1.505% 4.255% 1/1/35 (d)(e)		36,326	37,516
6 month U.S. LIBOR + 1.535% 4.39% 12/1/34 (d)(e)		8,192	8,471
6 month U.S. LIBOR + 1.535% 4.41% 3/1/35 (d)(e)		5,194	5,372
6 month U.S. LIBOR + 1.556% 4.33% 10/1/33 (d)(e)		2,956	3,056
6 month U.S. LIBOR + 1.565% 4.42% 7/1/35 (d)(e)		3,295	3,411
6 month U.S. LIBOR + 1.740% 4.365% 12/1/34 (d)(e)		488	509
6 month U.S. LIBOR + 1.960% 4.725% 9/1/35 (d)(e)		5,979	6,259
U.S. TREASURY 1 YEAR INDEX + 1.945% 4.183% 10/1/33 (d)(e)		62,812	65,471
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.833% 3/1/35 (d)(e)		5,159	5,393
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.676% 6/1/36 (d)(e)		39,484	41,173
U.S. TREASURY 1 YEAR INDEX + 2.295% 4.678% 10/1/33 (d)(e)		18,721	19,515
U.S. TREASURY 1 YEAR INDEX + 2.447% 4.872% 7/1/34 (d)(e)		43,716	45,621
2.5% 6/1/34 (c)		9,500,000	9,506,128
2.5% 4/1/37 to 8/1/43		58,989,379	58,764,046
3% 7/1/27 to 1/1/47		228,984,898	232,210,663
3% 6/1/34 (c)		9,250,000	9,385,426
3% 6/1/34 (c)		15,850,000	16,082,055
3% 6/1/34 (c)		21,350,000	21,662,579
3% 6/1/34 (c)		17,500,000	17,756,212
3% 6/1/34 (c)		30,550,000	30,997,273
3% 6/1/34 (c)		38,875,000	39,444,157
3% 6/1/34 (c)		30,325,000	30,768,979
3% 6/1/34 (c)		1,650,000	1,674,157
3% 6/1/34 (c)		6,300,000	6,392,236
3% 7/1/34 (c)		64,150,000	65,071,662
3% 7/1/34 (c)		43,250,000	43,871,386
3% 7/1/34 (c)		20,900,000	21,200,277
3% 6/1/49 (c)		35,900,000	36,043,805
3% 6/1/49 (c)		7,200,000	7,228,841
3% 6/1/49 (c)		7,200,000	7,228,841
3% 6/1/49 (c)		5,700,000	5,722,832
3% 6/1/49 (c)		10,350,000	10,391,459
3% 6/1/49 (c)		17,250,000	17,319,098
3% 6/1/49 (c)		4,700,000	4,718,827
3% 6/1/49 (c)		15,200,000	15,260,887
3% 6/1/49 (c)		26,200,000	26,304,949
3% 6/1/49 (c)		13,800,000	13,855,279
3% 6/1/49 (c)		8,150,000	8,182,646
3% 6/1/49 (c)		25,500,000	25,602,145
3% 6/1/49 (c)		3,250,000	3,263,019
3% 6/1/49 (c)		13,800,000	13,855,279
3% 6/1/49 (c)		20,500,000	20,582,117
3% 6/1/49 (c)		35,950,000	36,094,005
3% 6/1/49 (c)		7,600,000	7,630,443
3% 6/1/49 (c)		4,700,000	4,718,827
3% 6/1/49 (c)		4,600,000	4,618,426
3% 6/1/49 (c)		4,700,000	4,718,827
3% 6/1/49 (c)		19,700,000	19,778,912
3% 7/1/49 (c)		96,950,000	97,285,331
3% 7/1/49 (c)		5,700,000	5,719,715
3% 7/1/49 (c)		5,700,000	5,719,715
3.5% 7/1/32 to 2/1/57		232,788,046	239,935,378
3.5% 6/1/49 (c)		11,600,000	11,830,441
3.5% 6/1/49 (c)		11,600,000	11,830,441
3.5% 6/1/49 (c)		11,600,000	11,830,441
3.5% 6/1/49 (c)		11,600,000	11,830,441
3.5% 6/1/49 (c)		45,200,000	46,097,925
3.5% 6/1/49 (c)		20,650,000	21,060,225
3.5% 6/1/49 (c)		30,200,000	30,799,941
3.5% 6/1/49 (c)		45,200,000	46,097,925
3.5% 6/1/49 (c)		7,300,000	7,445,019
3.5% 6/1/49 (c)		7,300,000	7,445,019
3.5% 6/1/49 (c)		6,300,000	6,425,153
3.5% 6/1/49 (c)		10,400,000	10,606,602
3.5% 7/1/49 (c)		21,550,000	21,937,227
4% 11/1/31 to 12/1/48		244,017,606	254,410,478
4% 6/1/49 (c)		23,800,000	24,565,965
4% 6/1/49 (c)		22,200,000	22,914,471
4% 6/1/49 (c)		22,200,000	22,914,471
4.5% 6/1/33 to 8/1/56		115,182,056	122,782,556
4.5% 6/1/49 (c)		8,800,000	9,193,652
5% 12/1/19 to 8/1/56		37,542,509	40,815,397
5.253% 8/1/41		659,951	713,568
5.5% 10/1/21 to 5/1/44		8,159,712	8,899,427
6% 7/1/19 to 1/1/42		4,260,887	4,809,279
6.5% 3/1/22 to 8/1/39		6,925,598	7,783,905
6.532% 2/1/39		794,288	856,675
7% 9/1/21 to 7/1/37		299,280	336,953
7.5% 6/1/25 to 2/1/32		129,377	145,643
8% 8/1/29 to 3/1/37		4,133	4,911
9.5% 9/1/21		84	86

TOTAL FANNIE MAE			2,015,403,888

Freddie Mac - 5.1%
12 month U.S. LIBOR + 1.325% 4.205% 1/1/36 (d)(e)		13,379	13,824
12 month U.S. LIBOR + 1.375% 4.28% 3/1/36 (d)(e)		35,872	37,188
12 month U.S. LIBOR + 1.500% 4.53% 3/1/36 (d)(e)		31,701	32,993
12 month U.S. LIBOR + 1.515% 4.39% 11/1/35 (d)(e)		9,359	9,723
12 month U.S. LIBOR + 1.750% 4.5% 7/1/41 (d)(e)		125,623	130,667
12 month U.S. LIBOR + 1.750% 4.643% 12/1/40 (d)(e)		680,501	707,695
12 month U.S. LIBOR + 1.754% 4.505% 9/1/41 (d)(e)		217,180	225,997
12 month U.S. LIBOR + 1.793% 4.695% 4/1/37 (d)(e)		12,299	12,898
12 month U.S. LIBOR + 1.864% 4.739% 4/1/36 (d)(e)(i)		12,270	12,938
12 month U.S. LIBOR + 1.877% 4.785% 4/1/41 (d)(e)		17,572	18,352
12 month U.S. LIBOR + 1.880% 4.63% 9/1/41 (d)(e)		17,353	18,134
12 month U.S. LIBOR + 1.884% 4.668% 10/1/42 (d)(e)		205,492	214,075
12 month U.S. LIBOR + 1.910% 4.594% 5/1/41 (d)(e)		26,738	27,973
12 month U.S. LIBOR + 1.910% 4.62% 6/1/41 (d)(e)		35,950	37,481
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (d)(e)		16,325	16,996
12 month U.S. LIBOR + 1.910% 4.69% 5/1/41 (d)(e)		41,485	43,338
12 month U.S. LIBOR + 1.920% 4.67% 6/1/36 (d)(e)		7,016	7,369
12 month U.S. LIBOR + 1.998% 4.913% 4/1/38 (d)(e)		35,307	37,276
12 month U.S. LIBOR + 2.045% 4.778% 7/1/36 (d)(e)		19,572	20,508
12 month U.S. LIBOR + 2.073% 5.004% 3/1/33 (d)(e)		552	578
12 month U.S. LIBOR + 2.200% 5.075% 12/1/36 (d)(e)		30,207	31,748
6 month U.S. LIBOR + 1.125% 3.924% 8/1/37 (d)(e)		11,637	11,870
6 month U.S. LIBOR + 1.445% 4.195% 3/1/35 (d)(e)		12,648	13,034
6 month U.S. LIBOR + 1.608% 4.205% 12/1/35 (d)(e)		10,893	11,268
6 month U.S. LIBOR + 1.647% 4.438% 2/1/37 (d)(e)		46,769	48,480
6 month U.S. LIBOR + 1.720% 4.567% 8/1/37 (d)(e)		17,909	18,641
6 month U.S. LIBOR + 1.746% 4.58% 5/1/37 (d)(e)		4,641	4,843
6 month U.S. LIBOR + 1.843% 4.609% 10/1/36 (d)(e)		52,015	54,252
6 month U.S. LIBOR + 1.912% 4.684% 10/1/35 (d)(e)		31,645	32,990
6 month U.S. LIBOR + 2.020% 4.692% 6/1/37 (d)(e)		9,176	9,576
6 month U.S. LIBOR + 2.040% 4.726% 6/1/37 (d)(e)		13,752	14,360
6 month U.S. LIBOR + 2.286% 5.015% 10/1/35 (d)(e)		14,541	15,121
U.S. TREASURY 1 YEAR INDEX + 2.035% 4.393% 6/1/33 (d)(e)		44,740	46,649
U.S. TREASURY 1 YEAR INDEX + 2.282% 4.532% 6/1/33 (d)(e)		91,848	95,714
U.S. TREASURY 1 YEAR INDEX + 2.410% 4.826% 3/1/35 (d)(e)		179,336	186,591
3% 4/1/32 to 2/1/47		150,907,931	152,814,484
3.5% 1/1/32 to 5/1/49 (g)(h)		271,836,667	280,366,281
3.5% 8/1/47		65,007	66,909
4% 6/1/33 to 10/1/48		182,068,832	190,275,124
4% 4/1/48		579,694	600,836
4.5% 6/1/25 to 12/1/48		41,965,203	44,678,060
5% 6/1/20 to 7/1/41		5,953,035	6,486,190
5.5% 10/1/19 to 5/1/40		2,081,104	2,298,676
6% 10/1/21 to 12/1/37		593,568	665,867
6.5% 9/1/21 to 9/1/39		784,088	889,815
7% 8/1/21 to 9/1/36		277,460	315,595
7.5% 1/1/27 to 4/1/32		6,221	7,083
8% 7/1/24 to 4/1/32		7,836	8,950
8.5% 6/1/22 to 1/1/28		6,693	7,461
9% 10/1/20		2	2

TOTAL FREDDIE MAC			681,702,473

Ginnie Mae - 7.1%
3.5% 11/15/40 to 9/20/48		196,507,634	202,519,312
4% 5/20/33 to 5/20/49		67,449,688	70,711,078
4.5% 6/20/33 to 4/20/47		62,181,253	65,552,166
5% 12/15/32 to 9/15/41		6,281,643	6,793,910
5.5% 7/15/33 to 9/15/39		482,612	532,066
6% 10/15/30 to 11/15/39		155,638	175,311
7% 11/15/22 to 3/15/33		283,122	322,175
7.5% 11/15/21 to 9/15/31		106,013	117,125
8% 11/15/21 to 11/15/29		30,694	33,403
8.5% 10/15/21 to 1/15/31		6,579	7,432
9% 10/15/19 to 1/15/23		68	73
9.5% 12/15/20 to 3/15/23		28	29
3% 5/20/42 to 9/20/48		141,924,315	144,242,295
3% 6/1/49 (c)		29,800,000	30,247,805
3.5% 6/1/49 (c)		13,500,000	13,876,715
3.5% 6/1/49 (c)		13,600,000	13,979,505
3.5% 6/1/49 (c)		12,900,000	13,259,972
3.5% 6/1/49 (c)		11,600,000	11,923,696
3.5% 6/1/49 (c)		12,900,000	13,259,972
3.5% 6/1/49 (c)		72,650,000	74,677,284
3.5% 6/1/49 (c)		11,000,000	11,306,953
3.5% 6/1/49 (c)		45,550,000	46,821,064
3.5% 6/1/49 (c)		35,300,000	36,285,039
3.5% 7/1/49 (c)		95,350,000	97,897,633
4% 6/1/49 (c)		77,695,000	80,366,690
6.5% 3/20/31 to 6/15/37		84,667	97,195
11% 9/20/19		4	4

TOTAL GINNIE MAE			935,005,902

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $3,553,013,993)			3,632,112,263

Asset-Backed Securities - 2.3%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (b)		$7,640,859	$7,678,924
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 1.32% 7/22/32 (b)(d)(e)		12,631,000	12,631,000
ALG Student Loan Trust I Series 2006-1A Class A3, 3 month U.S. LIBOR + 0.150% 2.7324% 10/28/23 (b)(d)(e)		5,286,840	5,265,267
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		261,000	292,254
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		364,000	395,067
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (b)		611,000	681,314
Class XS, 0% 10/17/52 (b)(d)(i)(j)		425,699	4
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 1 month U.S. LIBOR + 4.200% 4.1071% 6/26/34 (b)(d)(e)		4,181	8,386
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (b)		14,301,313	14,716,892
Class AA, 2.487% 12/16/41 (b)		2,851,750	2,825,900
Brazos Higher Education Authority, Inc. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 3.4303% 7/25/29 (d)(e)		1,944,240	1,953,351
CAM Mortgage Trust Series 2018-1 Class A1, 3.96% 12/1/65 (b)		1,377,213	1,376,398
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)		12,849,194	13,020,538
Class B, 5.095% 4/15/39 (b)		4,407,792	4,497,838
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (b)		11,997,918	12,222,951
Cedar Funding Ltd. Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 3.8749% 5/29/32 (b)(d)(e)		6,355,000	6,355,000
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 3.836% 10/25/37 (b)(d)(e)		4,993,865	5,051,534
Collegiate Funding Services Education Loan Trust Series 2004-A Class A4, 3 month U.S. LIBOR + 0.340% 2.9374% 9/28/30 (d)(e)		4,510,050	4,505,317
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (b)		4,712,532	4,726,969
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 7.6798% 3/25/32 (d)(e)		1,167	1,189
Series 2004-7 Class AF5, 4.7279% 1/25/35		85,622	85,542
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 6.2724% 1/28/40 (b)(d)(e)(j)		182,485	18
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (b)		6,208,455	6,362,301
Class A2II, 4.03% 11/20/47 (b)		10,518,815	10,834,800
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		24,645	24,914
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 3.8768% 4/15/29 (b)(d)(e)		14,945,000	15,010,668
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 1.33% 5/15/32 (b)(c)(d)(e)		10,386,000	10,386,000
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 3.2548% 3/25/34 (d)(e)		779	725
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30		1,720,000	1,832,773
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.6196% 11/15/34 (b)(d)(e)		103,331	101,689
Class B, 1 month U.S. LIBOR + 0.280% 2.7196% 11/15/34 (b)(d)(e)		37,331	36,695
Class C, 1 month U.S. LIBOR + 0.380% 2.8196% 11/15/34 (b)(d)(e)		62,020	59,312
Class D, 1 month U.S. LIBOR + 0.750% 3.1896% 11/15/34 (b)(d)(e)		23,593	22,342
Home Partners of America Credit Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.650% 5.0824% 7/17/34 (b)(d)(e)		153,000	153,224
Class F, 1 month U.S. LIBOR + 3.539% 5.9714% 7/17/34 (b)(d)(e)		197,000	197,507
Home Partners of America Trust Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 4.7824% 7/17/37 (b)(d)(e)		389,000	385,586
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)		5,731,851	5,921,567
Invitation Homes Trust:
Series 2017-SFR2 Class E, 1 month U.S. LIBOR + 2.250% 4.6824% 12/17/36 (b)(d)(e)		308,836	308,220
Series 2018-SFR1 Class F, 1 month U.S. LIBOR + 2.500% 4.9324% 3/17/37 (b)(d)(e)		136,187	135,279
Series 2018-SFR2 Class F, 1 month U.S. LIBOR + 2.250% 4.6896% 6/17/37 (b)(d)(e)		701,000	694,850
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 1.22% 1/20/29 (b)(d)(e)		5,120,000	5,120,000
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 1.3% 7/15/32 (b)(c)(d)(e)		12,607,000	12,607,000
Magnetite CLO Ltd. Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 3.9086% 4/20/30 (b)(d)(e)		11,179,000	11,184,869
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)		6,236,175	6,436,491
Nationstar HECM Loan Trust:
Series 2018-2A Class A, 3.1877% 7/25/28 (b)		5,131,686	5,132,924
Series 2018-3A Class A 3.5545% 11/25/28 (b)		9,751,137	9,723,044
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 3.0298% 7/26/66 (b)(d)(e)		1,275,000	1,275,303
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.9398% 9/25/35 (d)(e)		311,672	310,429
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 1.3% 7/17/32 (b)(c)(d)(e)		12,592,000	12,592,000
North Carolina State Ed Assistance Auth. Student Loan Rev. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.800% 3.3803% 7/25/25 (d)(e)		1,935,652	1,941,110
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.6748% 1/25/36 (d)(e)		536,000	538,972
Progress Residential Trust:
Series 2017-SFR2 Class F, 1 month U.S. LIBOR + 2.750% 4.836% 12/17/34 (b)		100,000	101,259
Series 2018-SFR1 Class F, 4.778% 3/17/35 (b)		269,000	272,122
Series 2018-SFR2 Class F, 4.953% 8/17/35 (b)		166,000	169,180
Series 2018-SFR3 Class F, 5.368% 10/17/35 (b)		392,000	403,205
Series 2019-SFR1 Class F, 5.061% 8/17/35 (b)		330,000	337,169
Series 2019-SFR2 Class F, 4.837% 5/17/36 (b)		116,000	116,993
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 5.5606% 12/25/33		13,896	9,058
SLM Student Loan Trust Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 3.0809% 12/15/27 (b)(d)(e)		13,454,176	13,433,924
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 5.0396% 1/17/35 (b)(d)(e)		527,000	527,887
Class F, 1 month U.S. LIBOR + 3.400% 5.8396% 1/17/35 (b)(d)(e)		529,000	530,946
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 7.0651% 12/5/36 (b)(d)(e)(j)		329,997	25
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.2898% 9/25/34 (d)(e)		9,027	8,598
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (b)		8,462,855	8,677,930
Series 2018-A Class A, 4.147% 9/15/38 (b)		12,218,095	12,443,380
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (b)		10,660,063	11,031,751
Series 2018-6 Class A1A, 3.75% 3/25/58 (b)		14,064,243	14,408,816
Series 2019-1 Class A1, 3.75% 3/25/58 (b)		5,282,392	5,474,768
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 3.1486% 4/6/42 (b)(d)(e)(j)		934,000	695,031
Tricon American Homes:
Series 2016-SFR1:
Class B, 2.989% 11/17/33 (b)		188,000	187,651
Class F, 5.769% 11/17/33 (b)		442,000	453,296
Series 2017-SFR1 Class F, 5.151% 9/17/34 (b)		927,000	945,688
Series 2018-SFR1 Class F, 4.96% 5/17/37 (b)		743,000	757,119
Upgrade Receivables Trust Series 2019-1A Class A, 3.48% 3/15/25 (b)		4,521,072	4,532,984
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (b)		403,000	397,365
Verde CLO Ltd. Series 2019-1A Class A, 3.9137% 4/15/32 (b)(d)		12,578,000	12,570,919
TOTAL ASSET-BACKED SECURITIES
(Cost $302,151,266)			306,109,311

Collateralized Mortgage Obligations - 2.6%
Private Sponsor - 0.8%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 2.6166% 6/27/36 (b)(d)(e)		1,695,008	1,661,418
BCAP LLC Trust sequential payer Series 2012-RR5 Class 8A5, 2.6805% 7/26/36 (b)(d)		314,997	309,248
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 2.9898% 1/25/35 (d)(e)		41,325	41,141
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(d)		1,724,068	1,740,480
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 4.8238% 1/25/37 (b)(d)		364,599	371,358
Countrywide Home Loans, Inc. Series 2003-R1:
Class 2B4, 3.3614% 2/25/43 (b)(d)(j)		2,220	492
Class 2B5, 3.3614% 2/25/43 (b)(d)		1,397	63
Credit Suisse Mortgage Trust Series 2010-9R Class 2A5, 4% 2/27/38 (b)		1,492,947	1,499,500
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 4.0554% 5/27/37 (b)(d)(e)		1,934,263	1,865,778
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 3.1766% 5/27/37 (b)(d)(e)		159,965	154,238
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (b)(d)		3,865,902	3,846,134
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.372% 12/25/46 (b)(d)		330,000	334,168
Series 2010-K7 Class B, 5.5007% 4/25/20 (b)(d)		362,930	369,842
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 2.9706% 8/25/60 (b)(e)		9,125,892	9,106,646
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 4.3284% 3/25/37 (d)		40,804	40,476
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 3.0168% 10/15/54 (b)(d)(e)		11,287,000	11,282,813
JP Morgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 2.6934% 6/21/36 (b)(d)(e)		677,142	673,153
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 3.2948% 12/22/69 (b)(d)(e)		7,313,000	7,325,308
Series 2019-2A Class 1A, 0.67% 12/22/69 (b)(k)		24,365,000	24,365,000
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.6466% 2/25/37 (d)(e)		173,891	172,793
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.7198% 7/25/35 (d)(e)		46,525	46,494
Permanent Master Issuer PLC floater Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.9768% 7/15/58 (b)(d)(e)		22,095,000	22,070,718
RBSSP Resecuritization Trust sequential payer Series 2010-1 Class 2A1, 3.9548% 7/26/45 (b)(d)		1,615,158	1,632,277
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (d)(e)		4,502	4,424
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 3.1485% 1/21/70 (b)(e)		13,600,000	13,626,316
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 3.0698% 9/25/43 (d)(e)		1,882,175	1,888,832
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-BB Class A2, 4.9485% 1/25/35 (d)		329,927	337,587
Series 2005-AR10 Class 2A15, 4.9041% 6/25/35 (d)		1,911,858	1,911,655
Series 2005-AR2 Class 1A2, 5.0997% 3/25/35 (d)		256,245	261,183
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4 Class 2A1, 4.0884% 6/27/36 (b)(d)		9,877	9,850
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (b)		1,564,228	1,555,838

TOTAL PRIVATE SPONSOR			108,505,223

U.S. Government Agency - 1.8%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 3.2298% 2/25/32 (d)(e)		5,761	5,830
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 3.4406% 3/18/32 (d)(e)		10,623	10,831
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 3.4298% 4/25/32 (d)(e)		12,328	12,538
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 3.4298% 10/25/32 (d)(e)		16,041	16,316
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 3.1798% 1/25/32 (d)(e)		5,932	5,995
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 5.6703% 12/25/33 (d)(i)(l)		193,741	46,552
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 4.2503% 11/25/36 (d)(i)(l)		141,646	26,636
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		4,869	5,064
Series 1993-207 Class H, 6.5% 11/25/23		71,528	76,026
Series 1996-28 Class PK, 6.5% 7/25/25		24,324	25,919
Series 1999-17 Class PG, 6% 4/25/29		86,582	94,464
Series 1999-32 Class PL, 6% 7/25/29		82,947	90,690
Series 1999-33 Class PK, 6% 7/25/29		59,615	64,994
Series 2001-52 Class YZ, 6.5% 10/25/31		7,398	8,409
Series 2003-28 Class KG, 5.5% 4/25/23		41,814	43,238
Series 2005-102 Class CO 11/25/35 (m)		44,364	40,020
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 11.2327% 8/25/35 (d)(l)		13,382	16,421
Series 2005-81 Class PC, 5.5% 9/25/35		114,832	126,647
Series 2006-12 Class BO 10/25/35 (m)		198,667	179,331
Series 2006-37 Class OW 5/25/36 (m)		18,808	16,599
Series 2006-45 Class OP 6/25/36 (m)		64,743	57,108
Series 2006-62 Class KP 4/25/36 (m)		109,374	96,957
Series 2012-149:
Class DA, 1.75% 1/25/43		2,271,016	2,221,780
Class GA, 1.75% 6/25/42		2,335,964	2,290,556
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		17,971	20,226
Series 1999-25 Class Z, 6% 6/25/29		66,566	73,647
Series 2001-20 Class Z, 6% 5/25/31		91,258	100,111
Series 2001-31 Class ZC, 6.5% 7/25/31		50,437	56,647
Series 2002-16 Class ZD, 6.5% 4/25/32		27,496	31,304
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.1203% 11/25/32 (d)(i)(l)		114,794	15,768
Series 2012-67 Class AI, 4.5% 7/25/27 (i)		499,907	42,866
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 4.2103% 12/25/36 (d)(i)(l)		97,826	21,223
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 4.0103% 5/25/37 (d)(i)(l)		55,821	10,496
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 12.9272% 9/25/23 (d)(l)		3,384	3,958
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 5.6703% 3/25/33 (d)(i)(l)		14,339	2,863
Series 2005-72 Class ZC, 5.5% 8/25/35		765,008	829,759
Series 2005-79 Class ZC, 5.9% 9/25/35		500,559	567,969
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 26.0415% 6/25/37 (d)(l)		46,424	90,884
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 25.0215% 7/25/37 (d)(l)		70,838	137,753
Class SB, 39.600% - 1 month U.S. LIBOR 25.0215% 7/25/37 (d)(l)		26,445	44,969
Series 2007-75 Class JI, 6.545% - 1 month U.S. LIBOR 4.1153% 8/25/37 (d)(i)(l)		2,107,534	390,384
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 3.9203% 3/25/38 (d)(i)(l)		374,526	64,751
Series 2009-76 Class MI, 5.5% 9/25/24 (i)		114	0
Series 2009-85 Class IB, 4.5% 8/25/24 (i)		5,943	46
Series 2009-93 Class IC, 4.5% 9/25/24 (i)		4,883	18
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 3.9303% 6/25/21 (d)(i)(l)		1,357	16
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 3.6203% 12/25/40 (d)(i)(l)		349,978	56,285
Class ZA, 4.5% 12/25/40		1,493,066	1,628,708
Series 2010-139 Class NI, 4.5% 2/25/40 (i)		272,465	21,332
Series 2010-150 Class ZC, 4.75% 1/25/41		1,780,335	1,973,013
Series 2010-17 Class DI, 4.5% 6/25/21 (i)		1,688	18
Series 2010-95 Class ZC, 5% 9/25/40		3,698,226	4,121,335
Series 2010-97 Class CI, 4.5% 8/25/25 (i)		39,464	851
Series 2011-39 Class ZA, 6% 11/25/32		249,450	280,818
Series 2011-4 Class PZ, 5% 2/25/41		797,062	909,487
Series 2011-67 Class AI, 4% 7/25/26 (i)		86,210	6,489
Series 2011-83 Class DI, 6% 9/25/26 (i)		87,048	5,439
Series 2012-100 Class WI, 3% 9/25/27 (i)		1,575,821	130,288
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.2203% 12/25/30 (d)(i)(l)		501,609	51,162
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.1203% 6/25/41 (d)(i)(l)		644,916	77,814
Series 2013-133 Class IB, 3% 4/25/32 (i)		988,994	75,565
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 3.6203% 1/25/44 (d)(i)(l)		536,863	85,570
Series 2013-51 Class GI, 3% 10/25/32 (i)		1,485,187	129,883
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 4.2903% 6/25/35 (d)(i)(l)		291,204	53,937
Series 2015-42 Class IL, 6% 6/25/45 (i)		2,178,321	475,732
Series 2015-70 Class JC, 3% 10/25/45		1,864,019	1,900,998
Series 2017-30 Class AI, 5.5% 5/25/47		1,164,658	240,167
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (i)		54,578	11,460
Series 343 Class 16, 5.5% 5/25/34 (i)		47,116	8,706
Series 348 Class 14, 6.5% 8/25/34 (d)(i)		32,726	7,294
Series 351:
Class 12, 5.5% 4/25/34 (d)(i)		21,616	3,999
Class 13, 6% 3/25/34 (i)		28,994	5,897
Series 359 Class 19, 6% 7/25/35 (d)(i)		18,034	3,795
Series 384 Class 6, 5% 7/25/37 (i)		229,003	41,313
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 3.2396% 1/15/32 (d)(e)		4,710	4,766
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 3.3396% 3/15/32 (d)(e)		6,656	6,753
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 3.4396% 3/15/32 (d)(e)		6,526	6,637
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 3.3396% 6/15/31 (d)(e)		12,133	12,305
Class FG, 1 month U.S. LIBOR + 0.900% 3.3396% 3/15/32 (d)(e)		3,678	3,732
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 2.6896% 5/15/37 (d)(e)		273,630	271,799
planned amortization class:
Series 2006-15 Class OP 3/25/36 (m)		193,621	171,780
Series 2095 Class PE, 6% 11/15/28		99,365	108,393
Series 2101 Class PD, 6% 11/15/28		7,836	8,564
Series 2121 Class MG, 6% 2/15/29		39,644	43,403
Series 2131 Class BG, 6% 3/15/29		275,941	301,730
Series 2137 Class PG, 6% 3/15/29		41,634	45,704
Series 2154 Class PT, 6% 5/15/29		69,153	75,919
Series 2162 Class PH, 6% 6/15/29		15,267	16,617
Series 2520 Class BE, 6% 11/15/32		96,198	107,462
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 5.1604% 3/15/23 (d)(i)(l)		2,559	93
Series 2693 Class MD, 5.5% 10/15/33		1,058,383	1,173,510
Series 2802 Class OB, 6% 5/15/34		135,862	146,797
Series 2962 Class BE, 4.5% 4/15/20		28,848	28,984
Series 3002 Class NE, 5% 7/15/35		268,423	287,881
Series 3110 Class OP 9/15/35 (m)		114,342	106,542
Series 3119 Class PO 2/15/36 (m)		233,196	206,174
Series 3121 Class KO 3/15/36 (m)		38,935	34,721
Series 3123 Class LO 3/15/36 (m)		130,420	115,598
Series 3145 Class GO 4/15/36 (m)		126,755	112,528
Series 3189 Class PD, 6% 7/15/36		221,154	252,505
Series 3225 Class EO 10/15/36 (m)		70,515	62,360
Series 3258 Class PM, 5.5% 12/15/36		114,310	123,832
Series 3415 Class PC, 5% 12/15/37		87,300	94,492
Series 3786 Class HI, 4% 3/15/38 (i)		232,260	11,648
Series 3806 Class UP, 4.5% 2/15/41		728,303	780,707
Series 3832 Class PE, 5% 3/15/41		862,000	939,710
Series 4135 Class AB, 1.75% 6/15/42		1,771,618	1,734,363
sequential payer:
Series 2135 Class JE, 6% 3/15/29		18,146	19,891
Series 2274 Class ZM, 6.5% 1/15/31		23,501	26,337
Series 2281 Class ZB, 6% 3/15/30		54,448	59,012
Series 2303 Class ZV, 6% 4/15/31		23,074	25,311
Series 2357 Class ZB, 6.5% 9/15/31		180,221	204,831
Series 2502 Class ZC, 6% 9/15/32		45,305	50,546
Series 2519 Class ZD, 5.5% 11/15/32		69,418	76,447
Series 2546 Class MJ, 5.5% 3/15/23		25,457	26,322
Series 2601 Class TB, 5.5% 4/15/23		12,341	12,875
Series 2998 Class LY, 5.5% 7/15/25		41,193	43,516
Series 3871 Class KB, 5.5% 6/15/41		1,488,766	1,695,869
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.1604% 2/15/36 (d)(i)(l)		80,099	16,273
Series 2013-4281 Class AI, 4% 12/15/28 (i)		820,758	57,135
Series 2017-4683 Class LM, 3% 5/15/47		2,636,833	2,664,381
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 30.9424% 8/15/24 (d)(l)		1,150	1,439
Class SD, 86.400% - 1 month U.S. LIBOR 54.7348% 8/15/24 (d)(l)		1,696	2,504
Series 2933 Class ZM, 5.75% 2/15/35		997,808	1,150,721
Series 2935 Class ZK, 5.5% 2/15/35		1,001,386	1,113,005
Series 2947 Class XZ, 6% 3/15/35		340,610	382,883
Series 2996 Class ZD, 5.5% 6/15/35		729,990	830,877
Series 3055 Class CS, 6.590% - 1 month U.S. LIBOR 4.1504% 10/15/35 (d)(i)(l)		116,063	22,425
Series 3237 Class C, 5.5% 11/15/36		1,044,347	1,170,006
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 4.2204% 11/15/36 (d)(i)(l)		294,222	57,789
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 4.3104% 3/15/37 (d)(i)(l)		424,382	87,566
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 4.3204% 4/15/37 (d)(i)(l)		614,317	130,297
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.1404% 6/15/37 (d)(i)(l)		221,951	39,520
Series 3949 Class MK, 4.5% 10/15/34		191,260	202,060
Series 3955 Class YI, 3% 11/15/21 (i)		245,441	6,113
Series 4055 Class BI, 3.5% 5/15/31 (i)		882,167	74,537
Series 4149 Class IO, 3% 1/15/33 (i)		669,724	78,612
Series 4314 Class AI, 5% 3/15/34 (i)		270,384	23,452
Series 4427 Class LI, 3.5% 2/15/34 (i)		1,701,145	180,970
Series 4471 Class PA 4% 12/15/40		1,875,564	1,930,533
target amortization class Series 2156 Class TC, 6.25% 5/15/29		50,743	54,238
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 3.3396% 2/15/24 (d)(e)		17,571	17,695
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		38,285	41,767
Series 2056 Class Z, 6% 5/15/28		71,440	77,939
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		2,283,532	2,417,308
Freddie Mac Seasoned Credit Risk Transfer Trust:
sequential payer:
Series 2017-1 Class MA, 3% 1/25/56		5,792,862	5,866,047
Series 2018-2 Class MA, 3.5% 11/25/57		1,878,204	1,937,560
Series 2018-3 Class MA, 3.5% 8/25/57		35,304,520	36,090,208
Series 2018-4 Class MA, 3.5% 3/25/58		10,140,311	10,429,565
Series 2019-1 Class MA, 3.5% 7/25/58		18,588,917	19,256,352
Series 2019-2 Class MA, 3.5% 8/25/58		12,951,209	13,340,030
Series 2018-3 Class M55D, 4% 8/25/57		5,159,174	5,373,692
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.2524% 6/16/37 (d)(i)(l)		127,969	25,579
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 3.0285% 3/20/60 (d)(e)(n)		1,663,120	1,665,324
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.8085% 7/20/60 (d)(e)(n)		197,144	196,253
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.7934% 9/20/60 (d)(e)(n)		237,282	236,104
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.7934% 8/20/60 (d)(e)(n)		271,993	270,682
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.8734% 12/20/60 (d)(e)(n)		498,777	497,279
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.9934% 12/20/60 (d)(e)(n)		728,734	728,892
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.9934% 2/20/61 (d)(e)(n)		1,476,359	1,476,644
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.9834% 2/20/61 (d)(e)(n)		1,933,686	1,933,728
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.9934% 4/20/61 (d)(e)(n)		639,238	639,374
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.9934% 5/20/61 (d)(e)(n)		802,989	803,183
Class FC, 1 month U.S. LIBOR + 0.500% 2.9934% 5/20/61 (d)(e)(n)		720,459	720,620
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 3.0234% 6/20/61 (d)(e)(n)		898,924	899,692
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 3.0934% 10/20/61 (d)(e)(n)		1,755,956	1,760,348
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 3.1934% 11/20/61 (d)(e)(n)		895,388	899,759
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 3.1934% 1/20/62 (d)(e)(n)		580,865	583,578
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 3.1234% 1/20/62 (d)(e)(n)		843,347	846,094
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 3.1234% 3/20/62 (d)(e)(n)		505,149	505,775
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 3.1434% 5/20/61 (d)(e)(n)		60,819	60,960
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 3.0134% 10/20/62 (d)(e)(n)		477,351	477,668
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 3.0234% 7/20/60 (d)(e)(n)		404,036	404,087
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 2.8534% 3/20/63 (d)(e)(n)		801,479	798,927
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 3.0934% 1/20/64 (d)(e)(n)		847,043	849,003
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 3.0934% 12/20/63 (d)(e)(n)		2,543,653	2,550,557
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.9934% 6/20/64 (d)(e)(n)		3,470,840	3,471,633
Series 2014-H20 Class BF, 1 month U.S. LIBOR + 0.500% 2.9934% 9/20/64 (d)(e)(n)		10,992,144	10,994,675
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.8934% 12/20/62 (d)(e)(n)		567,635	567,303
planned amortization class:
Series 1997-8 Class PE, 7.5% 5/16/27		45,811	51,913
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 5.1187% 12/20/40 (d)(l)		2,061,000	2,366,131
Series 2011-136 Class WI, 4.5% 5/20/40 (i)		186,608	17,643
Series 2017-134 Class BA, 2.5% 11/20/46		2,245,991	2,244,485
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34		394,288	428,596
Series 2010-160 Class DY, 4% 12/20/40		4,795,630	5,135,322
Series 2010-170 Class B, 4% 12/20/40		1,080,819	1,157,408
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.0624% 5/16/34 (d)(i)(l)		71,889	12,305
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 4.7624% 8/17/34 (d)(i)(l)		81,715	16,870
Series 2010-116 Class QB, 4% 9/16/40		10,285,291	10,681,860
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 2.8085% 5/20/60 (d)(e)(n)		675,907	673,194
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 3.6594% 7/20/41 (d)(i)(l)		412,591	70,035
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.2624% 6/16/42 (d)(i)(l)		264,015	48,844
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.4125% 4/20/39 (d)(l)		422,086	432,360
Class ST, 8.800% - 1 month U.S. LIBOR 5.5458% 8/20/39 (d)(l)		1,421,609	1,469,600
Series 2013-149 Class MA, 2.5% 5/20/40		5,665,479	5,681,706
Series 2014-2 Class BA, 3% 1/20/44		4,711,309	4,815,157
Series 2014-21 Class HA, 3% 2/20/44		2,159,483	2,210,370
Series 2014-25 Class HC, 3% 2/20/44		3,237,764	3,318,394
Series 2014-5 Class A, 3% 1/20/44		2,869,180	2,932,357
Series 2015-H13 Class HA, 2.5% 8/20/64 (n)		3,653,341	3,643,541
Series 2015-H21:
Class HA, 2.5% 6/20/63 (n)		531,591	530,253
Class JA, 2.5% 6/20/65 (n)		3,079,885	3,071,591
Series 2017-186 Class HK, 3% 11/16/45		4,649,378	4,693,861
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.76% 8/20/66 (d)(e)(n)		7,188,867	7,203,760

TOTAL U.S. GOVERNMENT AGENCY			232,927,676

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $335,233,924)			341,432,899

Commercial Mortgage Securities - 3.6%
280 Park Avenue Mortgage Trust floater Series 2017-280P Class F, 1 month U.S. LIBOR + 2.827% 5.2666% 9/15/34 (b)(d)(e)		703,000	704,755
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (b)		195,000	205,834
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8345% 2/14/43 (d)(i)		5,572	21
Banc of America Merrill Lynch Large Loan, Inc.:
floater:
Series 2019-AHT Class E, 1 month U.S. LIBOR + 3.200% 5.6396% 3/15/34 (b)(d)(e)		567,000	568,805
Series 2019-RLJ Class D, 1 month U.S. LIBOR + 1.950% 4.45% 4/15/36 (b)(d)(e)		756,000	755,639
Series 2015-200P Class F, 3.5958% 4/14/33 (b)(d)		455,000	448,793
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)		782,000	691,405
Series 2017-BNK6 Class D, 3.1% 7/15/60 (b)		455,000	402,785
Series 2017-BNK8 Class D, 2.6% 11/15/50 (b)		561,000	475,419
Series 2018-BN12 Class D, 3% 5/15/61 (b)		183,000	154,107
Bank Series 2018-BN15:
Class D, 3% 11/15/61 (b)		430,000	366,142
Class E, 3% 11/15/61 (b)		430,000	338,136
BANK Series 2019-BN18:
Class D, 3% 5/15/62 (b)		189,000	166,874
Class E, 3% 5/15/62 (b)		336,000	274,216
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3:
Class C, 4.352% 2/15/50 (d)		347,000	358,603
Class D, 3.25% 2/15/50 (b)		675,000	598,285
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class XA, 1.9727% 7/15/49 (d)(i)		16,394,860	1,425,813
Barclays Commercial Mortgage Securities LLC:
Series 2015-STP Class E, 4.2844% 9/10/28 (b)(d)		1,098,000	1,079,960
Series 2018-C2 Class A5, 4.314% 12/15/51		8,000,000	8,864,522
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 0% 10/25/36 (b)(d)(i)(j)		1,037,505	0
BBCMS Mortgage Trust Series 2016-ETC:
Class D, 3.6089% 8/14/36 (b)(d)		483,000	467,622
Class E, 3.6089% 8/14/36 (b)(d)		363,000	331,245
Benchmark Mortgage Trust:
Series 2018-B7:
Class D, 3% 5/15/53 (b)(d)		351,000	308,042
Class E, 3% 5/15/53 (b)(d)		351,000	281,255
Series 2018-B8 Class A5, 4.2317% 1/15/52		15,027,000	16,589,997
Braemar Hotels & Resorts Trust floater Series 2018-PRME Class E, 1 month U.S. LIBOR + 2.400% 4.8396% 6/15/35 (b)(d)(e)		168,000	167,889
BWAY Mortgage Trust Series 2015-1740 Class E, 4.4499% 1/10/35 (b)(d)		363,000	374,881
BX Commercial Mortgage Trust floater Series 2018-BIOA Class F, 1 month U.S. LIBOR + 2.471% 4.9107% 3/15/37 (b)(d)(e)		337,000	337,152
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.625% 5.0646% 9/15/37 (b)(d)(e)		3,605,957	3,568,116
Series 2018-IND:
Class F, 1 month U.S. LIBOR + 1.800% 4.2396% 11/15/35 (b)(d)(e)		4,495,917	4,502,671
Class G, 1 month U.S. LIBOR + 2.050% 4.4896% 11/15/35 (b)(d)(e)		620,463	622,177
Class H, 1 month U.S. LIBOR + 3.000% 5.4396% 11/15/35 (b)(d)(e)		229,831	230,474
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 3.8% 4/15/34 (b)(d)(e)		6,526,000	6,536,226
Class C, 1 month U.S. LIBOR + 1.600% 4.1% 4/15/34 (b)(d)(e)		4,315,000	4,324,461
Class D, 1 month U.S. LIBOR + 1.900% 4.4% 4/15/34 (b)(d)(e)		4,529,000	4,541,785
Class G, 1 month U.S. LIBOR + 3.600% 6.1% 4/15/34 (b)(d)(e)		861,000	864,776
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 3.5% 4/15/34 (b)(d)(e)		11,330,000	11,340,652
BXMT Ltd. floater Series 2017-FL1 Class D, 1 month U.S. LIBOR + 2.700% 5.1324% 6/15/35 (b)(d)(e)		303,000	303,851
CALI Mortgage Trust Series 2019-101C Class F, 4.3244% 3/10/39(b)(d)		546,000	545,838
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 5.6896% 12/15/37 (b)(d)(e)		707,000	712,943
CCRESG Commercial Mortgage Trust Series 2016-HEAT Class E, 5.4883% 4/10/29 (b)(d)		419,000	424,052
CD Mortgage Trust Series 2017-CD3:
Class C, 4.5611% 2/10/50 (d)		813,000	856,687
Class D, 3.25% 2/10/50 (b)		735,000	667,909
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.7477% 12/15/47 (b)(d)		272,000	288,398
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class F, 3.7859% 4/10/28 (b)(d)		638,000	642,865
Citigroup Commercial Mortgage Trust:
Series 19-SMRT Class E, 4.7449% 1/10/24 (b)		443,000	455,816
Series 2013-375P Class E, 3.5176% 5/10/35 (b)(d)		715,000	705,911
Series 2013-GC15 Class D, 5.2154% 9/10/46 (b)(d)		1,200,000	1,251,008
Series 2015-GC29 Class XA, 1.1045% 4/10/48 (d)(i)		23,765,253	1,082,270
Series 2015-GC33 Class XA, 0.9301% 9/10/58 (d)(i)		32,954,976	1,479,850
Series 2015-SHP2 Class E, 1 month U.S. LIBOR + 4.350% 6.7896% 7/15/27 (b)(d)(e)		455,000	454,705
Series 2016-C3 Class D, 3% 11/15/49 (b)		829,000	673,199
Series 2016-P6 Class XA, 0.8084% 12/10/49 (d)(i)		29,808,374	1,129,436
Series 2018-C6 Class A4, 4.412% 11/10/51		6,608,000	7,390,047
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 5.4896% 9/15/33 (b)(d)(e)		267,000	267,270
Class G, 1 month U.S. LIBOR + 5.056% 7.4959% 9/15/33 (b)(d)(e)		300,000	288,443
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (b)		3,375,249	3,446,117
Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		811,000	680,736
Series 2012-CR1:
Class C, 5.3204% 5/15/45 (d)		426,000	444,546
Class D, 5.3204% 5/15/45 (b)(d)		1,160,000	1,174,230
Class G, 2.462% 5/15/45 (b)		425,000	336,161
Series 2012-LC4:
Class C, 5.5382% 12/10/44 (d)		94,000	97,863
Class D, 5.5382% 12/10/44 (b)(d)		652,530	561,992
Series 2013-CR10:
Class C, 4.7923% 8/10/46 (b)(d)		175,000	184,406
Class D, 4.7923% 8/10/46 (b)(d)		825,000	829,343
Series 2013-CR12 Class D, 5.0841% 10/10/46 (b)(d)		655,000	599,704
Series 2013-CR9 Class C, 4.2558% 7/10/45 (b)(d)		190,538	189,660
Series 2013-LC6 Class D, 4.2625% 1/10/46 (b)(d)		909,000	923,568
Series 2014-CR15 Class D, 4.7501% 2/10/47 (b)(d)		173,000	182,396
Series 2014-CR19 Class XA, 1.129% 8/10/47 (d)(i)		50,611,241	2,018,589
Series 2014-CR20 Class XA, 1.1078% 11/10/47 (d)(i)		44,531,747	1,862,718
Series 2014-LC17 Class XA, 0.8851% 10/10/47 (d)(i)		37,574,517	969,028
Series 2014-UBS2 Class D, 5.0024% 3/10/47 (b)(d)		542,000	502,491
Series 2014-UBS4 Class XA, 1.1579% 8/10/47 (d)(i)		36,883,191	1,621,514
Series 2014-UBS6 Class XA, 0.9401% 12/10/47 (d)(i)		52,168,167	1,953,061
Series 2015-3BP Class F, 3.2384% 2/10/35 (b)(d)		845,000	801,236
Series 2015-CR23 Class CME, 3.6845% 5/10/48 (b)(d)		175,000	174,342
Series 2015-DC1 Class XA, 1.1255% 2/10/48 (d)(i)		54,626,568	2,232,042
Series 2016-CD1 Class D, 2.7682% 8/10/49 (b)(d)		523,000	448,398
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)		593,000	519,517
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.5232% 5/10/43 (b)(d)		251,389	249,833
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (b)		202,000	181,782
Commercial Mortgage Trust Series 2016-CD2:
Class C, 4.029% 11/10/49 (d)		352,000	361,844
Class D, 2.779% 11/10/49 (d)		299,000	254,663
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class E, 4.8315% 8/15/45 (b)(d)		990,000	962,117
Class F, 4.25% 8/15/45 (b)		965,000	815,914
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)		286,000	193,936
Core Industrial Trust:
floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 3.3196% 12/15/31 (b)(d)(e)		6,084,000	6,094,011
Series 2015-CALW Class G, 3.8504% 2/10/34 (b)(d)		404,000	407,411
Series 2015-TEXW Class F, 3.8487% 2/10/34 (b)(d)		747,000	752,326
Series 2015-WEST Class F, 4.2268% 2/10/37 (b)(d)		937,000	953,955
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class H, 6% 5/17/40 (b)		112,253	89,441
Credit Suisse Mortgage Trust:
floater:
Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 3.443% 5/15/36 (b)(d)(e)		15,700,000	15,700,000
Class F, 1 month U.S. LIBOR + 2.650% 5.113% 5/15/36 (b)(d)(e)		378,000	378,000
Series 2019-SKLZ Class D, 1 month U.S. LIBOR + 3.600% 6.0396% 1/15/34 (b)(d)(e)		363,000	364,838
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)		7,384,000	7,777,843
Class B, 4.5349% 4/15/36 (b)		2,263,000	2,380,056
Class C, 4.782% 4/15/36 (b)		1,523,000	1,588,853
Class D, 4.782% 4/15/36 (b)		3,047,000	3,122,070
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4701% 6/15/50 (b)		701,000	658,755
Series 2017-CX10 Class UESD, 4.2366% 10/15/32 (b)(d)		588,000	589,219
Series 2017-CX9 Class D, 4.156% 9/15/50 (b)(d)		284,000	265,403
Series 2018-CX11 Class C, 4.7927% 4/15/51 (d)		282,000	300,724
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51		5,432,000	6,047,887
CSMC Trust Series 2017-MOON Class E, 3.1965% 7/10/34 (b)(d)		755,000	740,588
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 4.9345% 1/10/34 (b)(d)		255,000	261,967
Class E, 4.9345% 1/10/34 (b)(d)		818,000	819,876
DBGS Mortgage Trust Series 2019-1735 Class F, 4.1946% 4/10/37 (b)(d)		665,000	630,855
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.6984% 11/10/46 (b)(d)		1,166,000	1,210,215
Class F, 5.6984% 11/10/46 (b)(d)		1,162,000	1,184,524
Class G, 4.652% 11/10/46 (b)		1,241,000	1,164,421
Class XB, 0.3062% 11/10/46 (b)(d)(i)		7,592,000	39,814
Series 2011-LC3A Class D, 5.3383% 8/10/44 (b)(d)		529,000	550,511
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.4921% 8/10/49 (d)		218,000	216,828
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27		15,185,981	15,341,172
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.5734% 12/25/43 (d)(i)		595,000	22,639
Series K012 Class X3, 2.329% 1/25/41 (d)(i)		642,215	22,311
Series K013 Class X3, 2.8143% 1/25/43 (d)(i)		604,000	26,656
sequential payer:
Series K069 Class A2, 3.187% 9/25/27		6,750,000	7,036,334
Series K155 Class A1, 3.75% 11/25/29		429,871	462,181
Series K734 Class A2, 3.208% 2/25/51		4,500,000	4,691,493
Series KAIV Class X2, 3.6147% 6/25/41 (d)(i)		310,000	20,900
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.2084% 9/25/45 (b)(d)		659,000	675,570
Series 2011-K10 Class B, 4.6218% 11/25/49 (b)(d)		181,000	185,004
Series 2011-K11 Class B, 4.4177% 12/25/48 (b)(d)		272,000	278,268
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (b)(d)		6,863,000	6,842,122
Class CFX, 3.3822% 12/15/34 (b)(d)		5,136,000	5,115,241
Class DFX, 3.3822% 12/15/34 (b)(d)		10,091,000	10,044,383
Class EFX, 3.3822% 12/15/34 (b)(d)		635,000	630,470
Class FFX, 3.3822% 12/15/34 (b)(d)		1,324,000	1,310,761
Class GFX, 3.3822% 12/15/34 (b)(d)		1,906,000	1,876,990
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class H, 6.75% 4/15/29 (d)		281,770	236,018
Series 1999-C2I Class K, 6.481% 9/15/33 (o)		566,902	575,124
GPMT Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 5.3919% 11/21/35 (b)(d)(e)		234,000	234,878
Grace Mortgage Trust Series 2014-GRCE Class F, 3.5901% 6/10/28 (b)(d)		694,000	693,870
GS Mortgage Securities Corp. II Series 2010-C1 Class X, 1.3432% 8/10/43 (b)(d)(i)		1,668,137	18,861
GS Mortgage Securities Corp. Trust floater Series 2019-SOHO Class E, 1 month U.S. LIBOR + 1.875% 4.3246% 6/15/36 (b)(d)(e)		503,000	501,211
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 3.8896% 9/15/31 (b)(d)(e)		22,596,000	22,549,183
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 3.5296% 10/15/31 (b)(d)(e)		10,353,000	10,349,727
sequential payer:
Series 2017-GS8 Class A4, 3.469% 11/10/50		1,870,000	1,940,394
Series 2018-GS10 Class A5, 4.155% 7/10/51		1,740,000	1,903,375
Series 2010-C2:
Class D, 5.1807% 12/10/43 (b)(d)		495,000	509,631
Class XA, 0.0735% 12/10/43 (b)(d)(i)		1,113,860	1,813
Series 2011-GC3 Class D, 5.6369% 3/10/44 (b)(d)		178,000	185,584
Series 2011-GC5:
Class C, 5.3904% 8/10/44 (b)(d)		505,077	523,998
Class D, 5.3904% 8/10/44 (b)(d)		1,184,312	1,159,660
Class E, 5.3904% 8/10/44 (b)(d)		424,043	379,883
Class F, 4.5% 8/10/44 (b)		733,782	492,481
Series 2012-GC6:
Class D, 5.6515% 1/10/45 (b)(d)		1,025,000	1,046,208
Class E, 5% 1/10/45 (b)(d)		254,000	231,351
Series 2012-GC6I Class F, 5% 1/10/45 (d)		244,543	188,596
Series 2012-GCJ7:
Class C, 5.6805% 5/10/45 (d)		562,000	590,507
Class D, 5.6805% 5/10/45 (b)(d)		1,399,000	1,384,293
Class E, 5% 5/10/45 (b)		460,844	334,060
Class F, 5% 5/10/45 (b)		1,235,531	445,962
Series 2012-GCJ9:
Class D, 4.7441% 11/10/45 (b)(d)		1,059,000	1,073,301
Class E, 4.7441% 11/10/45 (b)(d)		510,000	478,559
Series 2013-GC10 Class D, 4.3968% 2/10/46 (b)(d)		334,000	330,301
Series 2013-GC12:
Class D, 4.4504% 6/10/46 (b)(d)		138,482	132,336
Class XA, 1.4252% 6/10/46 (d)(i)		9,456,009	436,418
Series 2013-GC13 Class D, 4.0824% 7/10/46 (b)(d)		1,048,000	1,009,210
Series 2013-GC16:
Class C, 5.3106% 11/10/46 (d)		241,000	262,095
Class D, 5.3106% 11/10/46 (b)(d)		634,000	677,168
Class F, 3.5% 11/10/46 (b)		536,000	416,214
Series 2014-GC20 Class XA, 1.0627% 4/10/47 (d)(i)		50,887,612	1,816,484
Series 2015-GC34 Class XA, 1.3285% 10/10/48 (d)(i)		10,425,968	654,551
Series 2016-GS2:
Class C, 4.5279% 5/10/49 (d)		423,000	450,945
Class D, 2.753% 5/10/49 (b)		386,000	335,463
Series 2016-GS3 Class D, 2.62% 10/10/49 (b)		1,061,000	913,774
Series 2016-GS4 Class C, 3.8012% 11/10/49 (d)		264,000	259,986
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (b)		670,000	673,125
Series 2016-RENT:
Class E, 4.0667% 2/10/29 (b)(d)		1,785,000	1,791,359
Class F, 4.0667% 2/10/29 (b)(d)		1,356,000	1,352,104
Series 2017-GS6 Class D, 3.243% 5/10/50 (b)		656,000	556,653
Series 2018-GS9 Class D, 3% 3/10/51 (b)		476,000	389,240
Series 2019-GC38 Class D, 3% 2/10/52 (b)		249,000	217,880
Series 2019-GC39 Class D, 3% 5/10/52 (b)		672,000	596,199
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.1935% 11/5/38 (b)(d)		998,000	965,122
Series 2016-SFP Class F, 6.1552% 11/5/35 (b)		1,177,000	1,201,964
IMT Trust Series 2017-APTS:
Class EFL, 1 month U.S. LIBOR + 2.150% 4.5896% 6/15/34 (b)(d)(e)		334,000	331,791
Class FFL, 1 month U.S. LIBOR + 2.850% 5.2896% 6/15/34 (b)(d)(e)		153,000	151,826
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (b)		592,000	618,090
Invitation Homes Trust floater:
Series 2018-SFR3 Class F, 1 month U.S. LIBOR + 2.250% 4.6824% 7/17/37 (b)(d)(e)		657,000	650,411
Series 2018-SFR4 Class F, 1 month U.S. LIBOR + 2.200% 4.6324% 1/17/38 (b)(d)(e)		435,000	427,207
JP Morgan Chase Commercial Mortgage Securities Trust floater Series 2018-LAQ Class E, 1 month U.S. LIBOR + 3.000% 5.4396% 6/15/35 (b)(d)(e)		37,299	37,501
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19 Class XA, 0.7991% 4/15/47 (d)(i)		4,716,932	111,637
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)		106,000	88,972
Series 2014-C26 Class D, 3.9086% 1/15/48 (b)(d)		416,000	395,460
Series 2015-C30 Class XA, 0.5352% 7/15/48 (d)(i)		27,252,349	753,947
Series 2015-C32 Class C, 4.6663% 11/15/48 (d)		1,083,000	1,143,636
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4412% 12/15/49 (b)(d)		696,000	612,004
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4:
Class C, 3.0924% 12/15/49 (d)		343,000	332,557
Class D, 3.0924% 12/15/49 (b)(d)		681,000	599,445
Series 2017-C7:
Class C, 4.1848% 10/15/50 (d)		198,000	206,169
Class D, 3% 10/15/50 (b)		331,000	283,268
Series 2018-C8 Class D, 3.2451% 6/15/51 (b)(d)		223,000	194,289
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (b)(d)		138,000	139,909
Class D, 7.4453% 12/5/27 (b)(d)		684,000	693,460
Series 2012-CBX:
Class C, 5.1909% 6/15/45 (d)		91,000	94,338
Class D, 5.1909% 6/15/45 (b)(d)		481,000	485,422
Class E, 5.1909% 6/15/45 (b)(d)		625,000	596,395
Class F, 4% 6/15/45 (b)		615,000	509,949
Class G 4% 6/15/45 (b)		674,000	392,969
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-CBX Class D, 5.097% 1/12/37 (d)		131,000	131,176
Series 2005-LDP2 Class F, 5.01% 7/15/42 (d)		4,028	4,023
Series 2011-C3:
Class E, 5.6606% 2/15/46 (b)(d)		637,000	606,032
Class G, 4.409% 2/15/46 (b)(d)		202,000	171,675
Class H, 4.409% 2/15/46 (b)(d)		453,000	367,347
Series 2011-C4:
Class E, 5.5353% 7/15/46 (b)(d)		761,000	794,133
Class H, 3.873% 7/15/46 (b)		428,000	405,025
Class NR, 3.873% 7/15/46 (b)		231,000	177,972
Series 2011-C5:
Class B. 5.3746% 8/15/46 (b)(d)		414,000	434,360
Class C, 5.3746% 8/15/46 (b)(d)		236,000	246,112
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (d)		584,000	590,993
Class D, 4.1681% 4/15/46 (d)		907,000	807,876
Class F, 3.25% 4/15/46 (b)(d)		1,014,000	625,286
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (b)(d)		516,000	322,608
Class E, 3.8046% 6/10/27 (b)(d)		830,000	258,063
Series 2015-UES Class F, 3.621% 9/5/32 (b)(d)		696,000	683,009
Series 2018-AON Class F, 4.6132% 7/5/31 (b)		409,000	401,989
Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (b)		1,323,000	1,399,508
Class DFX, 5.3503% 7/5/33 (b)		2,034,000	2,156,542
Class EFX, 5.5422% 7/5/33 (b)		2,783,000	2,937,676
Class XAFX, 1.116% 7/5/33 (b)(d)(i)		19,961,000	863,537
Series 2019-OSB Class E, 3.7828% 6/5/39 (b)		588,000	587,003
KNDL 2019-KNSQ Mortgage Trust floater Series 2019-KNSQ Class F, 1 month U.S. LIBOR + 2.000% 4.5% 5/15/36 (b)(d)(e)		630,000	630,820
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class E, 3.8979% 5/15/31 (b)(d)		734,000	733,682
Liberty Street Trust Series 2016-225L:
Class D, 4.6485% 2/10/36 (b)(d)		213,000	227,150
Class E, 4.6485% 2/10/36 (b)(d)		523,000	543,662
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 5.6452% 1/20/41 (b)(d)		163,000	162,472
Class E, 5.6452% 1/20/41 (b)(d)		254,000	245,087
Merrill Lynch Mortgage Trust Series 2006-C1 Class AJ, 5.5933% 5/12/39 (d)		151,367	152,488
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31		386,000	386,228
Series 2012-C5 Class E, 4.6848% 8/15/45 (b)(d)		159,000	163,114
Series 2012-C6 Class D, 4.609% 11/15/45 (b)(d)		811,000	835,371
Series 2013-C12 Class D, 4.7658% 10/15/46 (b)(d)		713,000	724,521
Series 2013-C13:
Class D, 4.9086% 11/15/46 (b)(d)		865,000	895,065
Class E, 4.9086% 11/15/46 (b)(d)		435,919	398,130
Series 2013-C7:
Class C, 4.1158% 2/15/46 (d)		175,000	178,834
Class D, 4.2318% 2/15/46 (b)(d)		730,000	702,238
Class E, 4.2318% 2/15/46 (b)(d)		213,000	181,784
Series 2013-C8 Class D, 4.0584% 12/15/48 (b)(d)		273,000	273,399
Series 2013-C9:
Class C, 4.0368% 5/15/46 (d)		502,000	509,372
Class D, 4.1248% 5/15/46 (b)(d)		938,000	908,905
Series 2014-C17 Class XA, 1.1383% 8/15/47 (d)(i)		48,307,748	2,054,355
Series 2015-C25 Class XA, 1.1102% 10/15/48 (d)(i)		16,946,094	886,027
Series 2016-C30:
Class C, 4.1263% 9/15/49 (d)		151,000	151,500
Class D, 3% 9/15/49 (b)		271,000	223,278
Series 2016-C31:
Class C, 4.3157% 11/15/49 (d)		343,000	345,658
Class D, 3% 11/15/49 (b)(d)		423,000	348,879
Series 2016-C32:
Class C, 4.2931% 12/15/49 (d)		236,000	238,558
Class D, 3.396% 12/15/49 (b)		546,000	458,551
Series 2017-C33 Class D, 3.356% 5/15/50 (b)		520,000	459,864
Morgan Stanley Capital I Trust:
floater Series 2019-AGLN:
Class A, 1 month U.S. LIBOR + 0.950% 3.3896% 3/15/34 (b)(d)(e)		8,250,000	8,249,984
Class F, 1 month U.S. LIBOR + 2.600% 5.0396% 3/15/34 (b)(d)(e)		1,050,000	1,051,314
Class G, 1 month U.S. LIBOR + 3.150% 5.5896% 3/15/34 (b)(d)(e)		231,000	231,578
sequential payer Series 2018-L1 Class A4, 4.407% 10/15/51		5,080,000	5,655,861
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)		22,131	19,291
Series 2011-C1:
Class D, 5.3749% 9/15/47 (b)(d)		1,124,000	1,168,265
Class E, 5.3749% 9/15/47 (b)(d)		293,000	304,732
Series 2011-C2:
Class D, 5.4847% 6/15/44 (b)(d)		977,000	991,739
Class E, 5.4847% 6/15/44 (b)(d)		498,000	489,372
Class F, 5.4847% 6/15/44 (b)(d)		407,000	368,730
Class XB, 0.5352% 6/15/44 (b)(d)(i)		3,267,000	32,835
Series 2011-C3:
Class D, 5.1113% 7/15/49 (b)(d)		1,176,000	1,184,870
Class E, 5.1113% 7/15/49 (b)(d)		666,000	654,300
Class F, 5.1113% 7/15/49 (b)(d)		182,000	173,100
Class G, 5.1113% 7/15/49 (b)(d)		613,000	543,286
Series 2012-C4 Class D, 5.4197% 3/15/45 (b)(d)		231,000	226,780
Series 2014-150E:
Class C, 4.295% 9/9/32 (b)(d)		238,000	251,095
Class F, 4.295% 9/9/32 (b)(d)		401,000	408,166
Series 2014-CPT Class F, 3.4455% 7/13/29 (b)(d)		521,000	520,749
Series 2015-MS1:
Class C, 4.0308% 5/15/48 (d)		266,000	272,038
Class D, 4.0308% 5/15/48 (b)(d)		751,000	717,330
Series 2015-UBS8 Class D, 3.18% 12/15/48 (b)		485,000	422,680
Series 2016-BNK2:
Class C, 3% 11/15/49 (b)		798,000	705,506
Class D, 3.9071% 11/15/49 (d)		343,000	349,695
Series 2017-CLS Class F, 1 month U.S. LIBOR + 2.600% 5.0396% 11/15/34 (b)(d)(e)		462,000	459,971
Series 2018-H4 Class A4, 4.31% 12/15/51		20,848,000	23,109,164
Series 2018-MP Class E, 4.276% 7/11/40 (b)		730,000	709,738
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.6208% 7/15/33 (b)(d)		50,921	53,430
Motel 6 Trust floater Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 6.6896% 8/15/34 (b)(d)(e)		1,707,681	1,717,446
MSCCG Trust floater Series 2018-SELF Class E, 1 month U.S. LIBOR + 2.150% 4.5896% 10/15/37 (b)(d)(e)		387,000	387,482
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (b)(d)		6,165,712	6,126,831
Class B, 4.181% 11/15/34 (b)		2,601,850	2,598,363
Class C, 5.205% 11/15/34 (b)		1,819,850	1,835,219
Class D, 6.55% 11/15/34 (b)		1,111,800	1,119,818
Class E, 6.8087% 11/15/34 (b)		307,700	299,030
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (b)(d)		170,000	171,143
MTRO Commercial Mortgage Trust floater Series 2019-TECH Class E, 1 month U.S. LIBOR + 2.050% 4.4896% 12/15/33 (b)(d)(e)		415,000	414,497
NationsLink Funding Corp. Series 1999-LTL1 Class D, 6.45% 1/22/26 (b)		36,830	37,036
Natixis Commercial Mortgage Securities Series 2019-10K Class F, 4.2724% 5/15/39 (b)(d)		768,000	688,439
Natixis Commercial Mortgage Securities Trust:
Series 2018-285M Class F, 3.7904% 11/15/32 (b)(d)		170,000	165,500
Series 2018-TECH Class F, 1 month U.S. LIBOR + 3.000% 5.4396% 11/15/34 (b)(d)(e)		138,000	135,791
NYT Mortgage Trust floater Series 2019-NYT Class F, 1 month U.S. LIBOR + 3.000% 5.4396% 11/15/35 (b)(d)(e)		775,000	781,016
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		137,445	168,019
RETL floater Series 2019-RVP:
Class A, 1 month U.S. LIBOR + 1.150% 3.5896% 3/15/36 (b)(d)(e)		10,872,532	10,876,374
Class B, 1 month U.S. LIBOR + 1.550% 3.9896% 3/15/36 (b)(d)(e)		7,700,000	7,707,626
Class C, 1 month U.S. LIBOR + 2.100% 4.5396% 3/15/36 (b)(d)(e)		9,917,000	9,939,352
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.4825% 8/15/39 (d)		10,278	10,303
Series 2007-C4 Class F, 5.4825% 8/15/39 (d)		603,000	590,840
TPG Real Estate Finance floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.700% 5.1324% 2/15/35 (b)(d)(e)		177,000	177,443
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class D, 5.5434% 5/10/45 (b)(d)		747,000	751,065
Class E, 5% 5/10/45 (b)(d)		325,000	297,152
Class F, 5% 5/10/45 (b)(d)		418,000	323,048
Series 2017-C7 Class XA, 1.0654% 12/15/50 (d)(i)		30,734,567	2,079,713
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (b)(d)		201,000	194,361
Series 2012-WRM Class E, 4.238% 6/10/30 (b)(d)		478,000	454,113
VNO Mortgage Trust Series 2012-6AVE Class D, 3.3372% 11/15/30 (b)(d)		471,000	470,176
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5693% 11/15/43 (b)(d)(i)		8,849,807	65,093
Series 2012-LC5:
Class C, 4.693% 10/15/45 (d)		207,000	216,808
Class D, 4.7608% 10/15/45 (b)(d)		1,063,000	1,099,228
Class E, 4.7608% 10/15/45 (b)(d)		486,918	481,684
Series 2015-C31 Class XA, 1.0306% 11/15/48 (d)(i)		13,378,034	715,014
Series 2015-NXS4 Class E, 3.5981% 12/15/48 (b)(d)		353,000	305,171
Series 2016-BNK1:
Class C, 3.071% 8/15/49		254,000	242,413
Class D, 3% 8/15/49 (b)		266,000	223,488
Series 2016-C34 Class XA, 2.1478% 6/15/49 (d)(i)		12,216,936	1,215,965
Series 2016-C35 Class D, 3.142% 7/15/48 (b)		953,000	786,613
Series 2016-LC25 Class C, 4.4195% 12/15/59 (d)		328,000	338,367
Series 2016-NXS6 Class D, 3.059% 11/15/49 (b)		733,000	631,305
Series 2017-C38 Class D, 3% 7/15/50 (b)(d)		810,000	681,354
Series 2017-RB1 Class D, 3.401% 3/15/50 (b)		326,000	286,738
Series 2018-C43 Class C, 4.514% 3/15/51		228,000	227,185
Series 2018-C46 Class XA, 0.9479% 8/15/51 (d)(i)		26,876,201	1,636,817
Series 2018-C48 Class A5, 4.302% 1/15/52		13,760,000	15,225,539
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 3.1524% 6/15/46 (b)(d)(e)		11,122,503	11,124,652
sequential payer Series 2011-C4I Class G, 5% 6/15/44		203,000	136,844
Series 2011-C3:
Class C, 5.335% 3/15/44 (b)		131,000	135,361
Class D, 5.6829% 3/15/44 (b)(d)		517,000	462,804
Class E, 5% 3/15/44 (b)		409,000	239,467
Class F, 5% 3/15/44 (b)		418,000	133,655
Series 2011-C4:
Class D, 5.2305% 6/15/44 (b)(d)		258,000	259,556
Class E, 5.2305% 6/15/44 (b)(d)		183,000	180,910
Series 2011-C5:
Class C, 5.6693% 11/15/44 (b)(d)		100,000	105,249
Class D, 5.6693% 11/15/44 (b)(d)		655,000	682,452
Class E, 5.6693% 11/15/44 (b)(d)		927,000	946,929
Class F, 5.25% 11/15/44 (b)(d)		601,000	554,579
Class G, 5.25% 11/15/44 (b)(d)		205,000	179,488
Class XA, 1.725% 11/15/44 (b)(d)(i)		1,342,589	41,499
Series 2012-C6 Class D, 5.582% 4/15/45 (b)(d)		381,000	397,406
Series 2012-C7:
Class C, 4.8153% 6/15/45 (d)		677,000	689,453
Class E, 4.8153% 6/15/45 (b)(d)		1,156,688	1,011,188
Class F, 4.5% 6/15/45 (b)		230,566	144,759
Class G, 4.5% 6/15/45 (b)		678,513	256,656
Series 2012-C8:
Class D, 4.8905% 8/15/45 (b)(d)		293,000	296,131
Class E, 4.8905% 8/15/45 (b)(d)		201,000	200,284
Series 2013-C11:
Class D, 4.2647% 3/15/45 (b)(d)		443,749	437,347
Class E, 4.2647% 3/15/45 (b)(d)		976,128	923,167
Series 2013-C13 Class D, 4.1322% 5/15/45 (b)(d)		321,000	322,785
Series 2013-C16 Class D, 5.0267% 9/15/46 (b)(d)		115,000	111,389
Series 2013-UBS1 Class D, 4.7407% 3/15/46 (b)(d)		455,375	456,293
Series 2014-C21 Class XA, 1.0585% 8/15/47 (d)(i)		36,369,507	1,468,506
Series 2014-C24 Class XA, 0.868% 11/15/47 (d)(i)		11,861,553	403,658
Series 2014-LC14 Class XA, 1.2295% 3/15/47 (d)(i)		20,351,152	903,817
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 1 month U.S. LIBOR + 3.720% 6.1599% 11/15/29 (b)(d)(e)		633,101	632,400
Class G, 1 month U.S. LIBOR + 3.020% 5.4596% 11/15/29 (b)(d)(e)		271,558	269,306
Worldwide Plaza Trust Series 2017-WWP:
Class E, 3.5955% 11/10/36 (b)(d)		198,000	188,828
Class F, 3.5955% 11/10/36 (b)(d)		1,082,000	992,492
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (b)(d)		289,000	242,128
Class PR2, 3.516% 6/5/35 (b)(d)		755,000	603,575
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $470,912,584)			480,201,964

Municipal Securities - 0.7%
California Gen. Oblig.:
Series 2009:		$	$
7.35% 11/1/39		960,000	1,443,322
7.5% 4/1/34		3,305,000	4,927,755
7.55% 4/1/39		6,805,000	10,663,775
Series 2010, 7.625% 3/1/40		3,670,000	5,750,633
7.3% 10/1/39		10,015,000	14,968,018
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		595,000	607,144
Series 2010 C1, 7.781% 1/1/35		5,065,000	6,065,287
Series 2012 B, 5.432% 1/1/42		1,190,000	1,136,569
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23		8,795,000	9,097,196
5.1% 6/1/33		22,880,000	23,606,898
Series 2010-1, 6.63% 2/1/35		4,335,000	4,913,549
Series 2010-3:
6.725% 4/1/35		6,465,000	7,368,484
7.35% 7/1/35		2,965,000	3,497,425
Series 2010-5, 6.2% 7/1/21		1,776,000	1,832,530
TOTAL MUNICIPAL SECURITIES
(Cost $88,898,782)			95,878,585

Foreign Government and Government Agency Obligations - 1.4%
Arab Republic of Egypt:
5.577% 2/21/23 (b)		$393,000	$388,579
6.125% 1/31/22 (b)		5,363,000	5,416,630
6.2004% 3/1/24 (b)		410,000	412,050
7.5% 1/31/27 (b)		2,468,000	2,501,935
7.6003% 3/1/29 (b)		410,000	408,975
7.903% 2/21/48 (b)		459,000	428,018
8.5% 1/31/47 (b)		904,000	887,050
Argentine Republic:
5.625% 1/26/22		3,530,000	2,735,874
6.875% 4/22/21		7,304,000	6,044,060
7.5% 4/22/26		7,953,000	5,969,164
8.75% 5/7/24		312,525	208,505
Azerbaijan Republic 4.75% 3/18/24 (b)		365,000	379,235
Bahamian Republic 6% 11/21/28 (b)		212,000	224,679
Barbados Government:
7% 8/4/22 (b)(f)		553,000	345,210
7.25% 12/15/21 (b)(f)		33,000	20,600
Belarus Republic:
6.875% 2/28/23 (b)		1,659,000	1,737,803
7.625% 6/29/27 (b)		497,000	537,381
Bermuda Government:
3.717% 1/25/27 (b)		345,000	346,294
4.75% 2/15/29 (b)		915,000	984,682
Brazilian Federative Republic:
4.25% 1/7/25		3,631,000	3,712,698
5.625% 1/7/41		4,814,000	4,883,153
5.625% 2/21/47		461,000	461,486
8.25% 1/20/34		2,876,000	3,685,407
Buenos Aires Province:
9.95% 6/9/21 (b)		1,360,621	1,153,126
10.875% 1/26/21 (b)		913,333	831,133
10.875% 1/26/21 (Reg. S)		3,671,333	3,340,913
Cameroon Republic 9.5% 11/19/25 (b)		1,469,000	1,550,170
City of Buenos Aires:
7.5% 6/1/27 (Reg. S)		400,000	342,618
8.95% 2/19/21 (b)		701,490	690,968
Colombian Republic:
7.375% 9/18/37		443,000	576,381
10.375% 1/28/33		651,000	1,004,737
Costa Rican Republic 4.25% 1/26/23 (b)		190,000	182,534
Democratic Socialist Republic of Sri Lanka:
5.75% 4/18/23 (b)		294,000	284,826
6.25% 10/4/20 (b)		706,000	707,479
6.85% 3/14/24 (b)		470,000	468,238
Dominican Republic:
5.95% 1/25/27 (b)		324,000	341,010
6% 7/19/28 (b)		379,000	399,278
6.4% 6/5/49 (b)		935,000	928,455
6.6% 1/28/24 (b)		427,000	465,964
6.85% 1/27/45 (b)		477,000	503,235
6.875% 1/29/26 (b)		603,000	668,576
7.45% 4/30/44 (b)		531,000	594,056
Ecuador Republic:
8.875% 10/23/27 (b)		497,000	498,613
9.65% 12/13/26 (b)		363,000	380,749
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		365,000	352,731
6.375% 1/18/27 (b)		360,000	348,136
7.375% 12/1/19 (b)		1,458,000	1,473,404
7.75% 1/24/23 (b)		507,000	533,618
Georgia Republic 6.875% 4/12/21 (b)		300,000	315,689
German Federal Republic 0.25% 2/15/29	EUR	700,000	817,431
Ghana Republic:
7.875% 8/7/23 (b)		505,000	527,725
7.875% 8/7/23 (Reg.S)		200,000	209,000
7.875% 3/26/27 (b)		185,000	184,306
8.125% 1/18/26 (b)		175,000	179,594
Guatemalan Republic 4.9% 6/1/30 (b)		575,000	566,660
Indonesian Republic:
2.625% 6/14/23	EUR	4,017,000	4,812,942
6.75% 1/15/44 (b)		250,000	326,264
7.75% 1/17/38 (b)		1,032,000	1,438,923
8.5% 10/12/35 (b)		225,000	327,077
8.5% 10/12/35 (Reg. S)		1,170,000	1,700,800
Islamic Republic of Pakistan:
6.75% 12/3/19 (b)		742,000	747,161
8.25% 4/15/24 (b)		249,000	265,067
Italian Republic 3.75% 5/1/21 (b)	EUR	19,900,000	23,476,015
Ivory Coast 5.75% 12/31/32		1,061,565	973,986
Kingdom of Saudi Arabia:
3.625% 3/4/28 (b)		712,000	712,712
4.375% 4/16/29 (b)		1,240,000	1,311,920
4.5% 10/26/46 (b)		410,000	406,413
5.25% 1/16/50 (b)		655,000	721,525
Lebanese Republic:
5.45% 11/28/19		1,979,000	1,943,111
5.8% 4/14/20		666,000	641,025
6.15% 6/19/20		575,000	552,900
6.375% 3/9/20		1,494,000	1,460,900
8.25% 4/12/21 (Reg.S)		175,000	165,375
Ministry of Finance of the Russian Federation:
5.1% 3/28/35 (b)		2,600,000	2,711,800
5.25% 6/23/47 (b)		3,000,000	3,143,475
5.625% 4/4/42 (b)		600,000	668,100
5.875% 9/16/43 (b)		400,000	461,400
12.75% 6/24/28 (Reg. S)		782,000	1,272,705
Mongolian People's Republic 8.75% 3/9/24 (b)		568,000	626,104
Moroccan Kingdom 4.25% 12/11/22 (b)		1,255,000	1,295,788
Papua New Guinea 8.375% 10/4/28 (b)		300,000	313,196
Peruvian Republic 4% 3/7/27 (k)		494,000	494,603
Province of Santa Fe 7% 3/23/23 (b)		2,171,000	1,769,365
Provincia de Cordoba:
7.125% 6/10/21 (b)		4,468,000	3,697,270
7.45% 9/1/24 (b)		1,097,000	805,928
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		78,250	78,485
Republic of Armenia 6% 9/30/20 (b)		261,000	266,548
Republic of Iraq 5.8% 1/15/28 (Reg. S)		4,599,000	4,314,529
Republic of Kenya:
6.875% 6/24/24 (b)		250,000	254,375
8% 5/22/32 (b)		335,000	327,460
Republic of Nigeria 6.375% 7/12/23 (b)		975,000	999,487
Republic of Paraguay 5.4% 3/30/50 (b)		290,000	304,645
Republic of Serbia 7.25% 9/28/21 (b)		380,000	413,250
Rwanda Republic 6.625% 5/2/23 (b)		337,000	350,902
State of Qatar:
4% 3/14/29 (b)		2,540,000	2,673,744
4.5% 4/23/28 (b)		2,056,000	2,243,610
4.817% 3/14/49 (b)		1,120,000	1,232,000
5.103% 4/23/48 (b)		1,150,000	1,316,376
9.75% 6/15/30 (b)		523,000	826,994
Sultanate of Oman:
3.875% 3/8/22 (b)		1,230,000	1,186,950
4.125% 1/17/23 (b)		175,000	166,250
6.75% 1/17/48 (b)		526,000	445,785
Turkish Republic:
5.125% 3/25/22		1,325,000	1,254,901
5.625% 3/30/21		2,947,000	2,898,596
5.75% 5/11/47		327,000	255,035
6.25% 9/26/22		5,925,000	5,749,413
7% 6/5/20		1,788,000	1,805,880
7.25% 12/23/23		1,406,000	1,378,562
7.375% 2/5/25		538,000	528,303
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		615,000	584,182
Ukraine Government:
7.75% 9/1/19 (b)		2,122,000	2,128,366
7.75% 9/1/20 (b)		4,895,000	4,922,779
7.75% 9/1/21 (b)		5,244,000	5,270,220
7.75% 9/1/22 (b)		2,900,000	2,892,750
7.75% 9/1/24 (b)		475,000	454,813
7.75% 9/1/26 (b)		530,000	498,200
7.75% 9/1/27 (b)		575,000	535,613
United Kingdom, Great Britain and Northern Ireland:
1.625% 10/22/28	GBP	200,000	270,247
1.75% 9/7/37	GBP	706,009	951,007
4.25% 3/7/36	GBP	397,408	726,142
4.25% 12/7/49	GBP	1,875,283	3,995,317
United Mexican States:
4.5% 4/22/29		735,000	762,930
5.75% 10/12/10		485,000	499,528
6.05% 1/11/40		1,340,000	1,534,300
Uruguay Republic 7.875% 1/15/33 pay-in-kind		188,724	261,263
Venezuelan Republic:
9.25% 9/15/27 (f)		4,549,000	1,353,328
11.95% 8/5/31 (Reg. S) (f)		938,300	267,416
12.75% 8/23/22 (f)		199,600	58,882
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 3.5% 3/13/28 (d)(e)		71,000	70,676
5.5% 3/12/28		2,317,100	2,291,322
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $185,074,427)			184,986,032
		Shares	Value

Common Stocks - 0.0%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
Clear Channel Outdoor Holdings, Inc. (p)		18,253	92,725
iHeartMedia, Inc. (p)		7,877	129,971
			222,696
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
David's Bridal, Inc. (j)		1,953	1,016
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd. (p)		55,600	152,900
MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A		11,400	846,450
TOTAL COMMON STOCKS
(Cost $1,531,776)			1,223,062

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Alexandria Real Estate Equities, Inc. Series D, 7.00%		6,925	263,704
RLJ Lodging Trust Series A, 1.95%		11,325	291,619
			555,323
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Mortgage Real Estate Investment Trusts - 0.0%
Annaly Capital Management, Inc. Series C, 7.625%		7,400	186,480
MFA Financial, Inc. Series B, 7.50%		13,700	341,130
			527,610
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
American Homes 4 Rent Series D, 6.50%		14,800	398,416
Boston Properties, Inc. 5.25%		6,350	157,988
Cedar Realty Trust, Inc.:
Series B, 7.25%		950	23,655
Series C, 6.50%		14,300	321,178
DDR Corp. Series K, 6.25%		11,650	296,609
National Storage Affiliates Trust Series A, 6.00%		6,925	176,588
PS Business Parks, Inc. Series W, 5.20%		8,025	196,292
Public Storage Series F, 5.15%		21,800	547,834
Rexford Industrial Realty, Inc. Series B, 5.875%		16,525	413,887
Spirit Realty Capital, Inc. Series A, 6.00%		10,200	253,062
Taubman Centers, Inc. Series J, 6.50%		7,900	204,373
UMH Properties, Inc. Series C, 6.75%		7,725	193,125
			3,183,007

TOTAL NONCONVERTIBLE PREFERRED STOCKS			3,710,617

TOTAL PREFERRED STOCKS
(Cost $3,928,743)			4,265,940
		Principal Amount(a)	Value

Bank Loan Obligations - 5.0%
COMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.2%
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.19% 6/15/24 (d)(e)		12,629,974	12,372,070
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6885% 2/22/24 (d)(e)		4,284,000	4,212,243
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.6885% 2/2/26 (d)(e)		2,380,843	2,380,462
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.9385% 11/1/24 (d)(e)		1,433,741	1,369,222
3 month U.S. LIBOR + 8.250% 10.6885% 11/1/25 (d)(e)		544,000	519,520
SFR Group SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 5.1885% 7/31/25 (d)(e)		2,876,791	2,730,909
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.688% 6.1271% 1/31/26 (d)(e)		621,843	597,411
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 6.4396% 8/14/26 (d)(e)		1,444,740	1,403,204
Windstream Services LLC 1LN, term loan 3 month U.S. LIBOR + 2.500% 5% 2/26/21 (d)(e)		1,500,000	1,500,000
			27,085,041
Entertainment - 0.0%
AMC Entertainment Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.44% 4/22/26 (d)(e)		1,500,000	1,493,040
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2874% 7/8/22 (d)(e)		1,270,534	1,241,947
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.8007% 7/8/23 (d)(e)		169,000	150,410
			2,885,397
Media - 0.3%
Acosta, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7331% 9/26/21 (d)(e)		626,109	258,664
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 5.1824% 1/31/26 (d)(e)		1,461,581	1,395,810
3 month U.S. LIBOR + 2.750% 5.1896% 7/15/25 (d)(e)		533,279	509,394
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.24% 5/1/24 (d)(e)		364,147	361,416
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.1781% 11/18/24 (d)(e)		1,182,498	1,179,542
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6798% 6/7/23 (d)(e)		2,193,485	2,085,763
Charter Communication Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.44% 4/30/25 (d)(e)		8,780,800	8,759,814
CSC Holdings LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9396% 1/25/26 (d)(e)		1,603,900	1,583,851
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.6896% 1/15/26 (d)(e)		724,185	710,244
Tranche B4 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4396% 4/6/27 (d)(e)		1,000,000	997,750
Getty Images, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7% 2/12/26 (d)(e)		872,813	869,103
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4385% 5/29/21 (d)(e)		1,278,488	1,223,091
iHeartCommunications, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 5/1/26 (d)(e)(q)		194,883	194,938
ION Media Networks, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.19% 12/18/20 (d)(e)		656,538	654,352
Lamar Media Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.25% 3/16/25 (d)(e)		765,136	765,373
McGraw-Hill Global Education Holdings, LLC term loan 3 month U.S. LIBOR + 4.000% 6.4385% 5/4/22 (d)(e)		1,571,789	1,490,496
NEP/NCP Holdco, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6885% 10/19/25 (d)(e)		324,188	323,478
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4385% 10/19/26 (d)(e)		272,000	268,091
Nielsen Finance LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 4.4628% 10/4/23 (d)(e)		997,455	980,828
Proquest LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.851% 10/24/21 (d)(e)		1,395,571	1,390,338
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.9385% 8/24/22 (d)(e)		2,633,787	2,628,677
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6796% 8/19/23 (d)(e)		5,757,672	5,602,963
			34,233,976
Wireless Telecommunication Services - 0.1%
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1798% 11/27/23 (d)(e)		10,710,000	10,553,848
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.9297% 1/2/24 (d)(e)		1,270,000	1,269,048
Tranche B-5, term loan 6.625% 1/2/24		1,718,000	1,716,935
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.44% 4/11/25 (d)(e)		1,125,331	1,107,607
Sprint Communications, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.000% 5.5% 2/2/24 (d)(e)		997,500	985,450
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5% 2/3/24 (d)(e)		528,792	516,566
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4396% 3/9/23 (d)(e)		1,616,834	1,502,977
			17,652,431

TOTAL COMMUNICATION SERVICES			81,856,845

CONSUMER DISCRETIONARY - 1.1%
Auto Components - 0.0%
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.101% 11/27/20 (d)(e)		1,618,469	1,520,552
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.601% 11/27/21 (d)(e)		579,000	474,780
			1,995,332
Automobiles - 0.0%
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.9377% 4/18/23 (d)(e)		879,524	883,922
Distributors - 0.0%
Owens & Minor Distribution, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9859% 4/30/25 (d)(e)		1,080,833	907,899
Diversified Consumer Services - 0.2%
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4385% 7/12/24 (d)(e)		927,646	917,980
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.1885% 11/7/23 (d)(e)		536,264	534,591
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.59% 7/3/20 (d)(e)		881,000	835,849
Frontdoor, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5% 8/16/25 (d)(e)		532,325	530,994
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.851% 8/22/25 (d)(e)		363,000	360,731
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.351% 2/21/25 (d)(e)		2,696,219	2,679,853
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8% 4/26/24 (d)(e)		4,535,474	4,528,671
Learning Care Group (U.S.) No 2 Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.8191% 3/13/25 (d)(e)		800,955	788,940
SMG U.S. Midco 2, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4385% 1/23/25 (d)(e)		501,467	496,608
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.851% 11/14/22 (d)(e)		4,630,514	4,536,746
SSH Group Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.8326% 7/30/25 (d)(e)		972,556	962,422
WASH Multifamily Acquisition, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4385% 5/15/23 (d)(e)		19,525	18,988
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 5.7331% 5/14/22 (d)(e)		253,821	248,110
3 month U.S. LIBOR + 3.250% 5.7331% 5/14/22 (d)(e)		1,449,332	1,416,722
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4385% 5/14/23 (d)(e)		111,476	108,410
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.35% 11/29/24 (d)(e)		2,628,120	2,575,558
			21,541,173
Hotels, Restaurants & Leisure - 0.6%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7331% 7/1/23 (d)(e)		679,368	646,928
Aimbridge Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2359% 2/1/26 (d)(e)		670,000	671,675
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4385% 7/31/24 (d)(e)		1,223,804	1,219,214
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9831% 2/15/24 (d)(e)		640,780	638,697
Aramark Services, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.1885% 3/11/25 (d)(e)		1,946,000	1,933,838
Aristocrat Technologies, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.3415% 10/19/24 (d)(e)		1,324,507	1,308,693
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.6409% 9/15/23 (d)(e)		714,101	709,638
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6885% 2/17/24 (d)(e)		4,612,971	4,550,973
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.1885% 12/22/24 (d)(e)		9,505,397	9,429,353
CCM Merger, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6885% 8/8/21 (d)(e)		682,836	681,340
CEC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6885% 2/14/21 (d)(e)		1,079,319	1,071,635
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6885% 4/18/24 (d)(e)		1,228,747	1,215,796
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9385% 2/1/24 (d)(e)		5,235,000	5,106,743
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.6069% 4/17/24 (d)(e)		1,164,000	1,159,635
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4385% 9/8/24 (d)(e)		341,000	341,853
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 5.4385% 3/8/24 (d)(e)		2,034,936	2,026,288
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4385% 8/30/23 (d)(e)		1,065,945	1,061,500
Fitness International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6885% 4/18/25 (d)(e)		439,784	435,387
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4385% 11/30/23 (d)(e)		2,301,229	2,288,756
Gaming VC Holdings SA Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.9385% 3/15/24 (d)(e)		1,083,528	1,081,090
Gateway Casinos & Entertainment Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.601% 3/13/25 (d)(e)		1,051,702	1,050,061
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.43% 10/20/24 (d)(e)		3,712,212	3,698,291
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.189% 10/4/23 (d)(e)		5,783,369	5,743,232
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 4.1798% 10/25/23 (d)(e)		1,646,634	1,641,628
K-Mac Holdings Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6798% 3/16/25 (d)(e)		202,415	200,492
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.1906% 4/3/25 (d)(e)		1,061,638	1,058,485
Las Vegas Sands LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.1885% 3/27/25 (d)(e)		1,796,925	1,775,595
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.3789% 6/10/22 (d)(e)		1,934,194	1,924,523
Marriott Ownership Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6885% 8/31/25 (d)(e)		1,202,985	1,199,978
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4831% 10/14/23 (d)(e)		492,414	461,638
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4385% 5/15/26 (d)(e)		1,000,000	999,440
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6885% 10/15/25 (d)(e)		1,086,278	1,080,097
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 9.0918% 3/1/26 (d)(e)		1,375,000	1,332,031
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.19% 4/27/24 (d)(e)		168,146	164,521
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5/7/26 (d)(e)(j)(q)		500,000	500,625
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.6885% 7/28/21 (d)(e)		853,531	841,795
Restaurant Technologies, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6885% 10/1/25 (d)(e)		289,275	288,462
2LN, term loan 3 month U.S. LIBOR + 6.500% 8.9385% 10/1/26 (d)(e)(j)		181,000	180,095
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.61% 5/11/24 (d)(e)		402,944	401,054
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 5.2228% 8/14/24 (d)(e)		5,952,456	5,852,038
SeaWorld Parks & Entertainment, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 3.000% 5.4385% 3/31/24 (d)(e)		729,279	726,282
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.1885% 7/6/24 (d)(e)		893,465	892,187
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.101% 7/10/25 (d)(e)		4,072,550	4,070,636
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.94% 6/8/23 (d)(e)		2,146,865	2,129,432
Tacala Investment Corp. term loan 3 month U.S. LIBOR + 3.250% 5.6885% 2/1/25 (d)(e)		617,879	612,473
Travelport Finance Luxembourg SARL:
1LN, term loan 3 month U.S. LIBOR + 5.000% 3/18/26 (d)(e)(q)		1,625,000	1,551,193
Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 3/18/27(d)(e)(j)(q)		750,000	727,500
Twin River Management Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2014% 5/10/26 (d)(e)		180,000	179,640
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2331% 5/30/25 (d)(e)		1,426,830	1,418,811
Wynn America LLC Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.19% 12/31/21 (d)(e)		922,000	908,170
Wynn Resorts Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.69% 10/30/24 (d)(e)		1,268,820	1,258,035
			82,447,472
Internet & Direct Marketing Retail - 0.1%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4385% 9/25/24 (d)(e)		17,223,168	16,733,341
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9385% 8/19/23 (d)(e)		1,384,832	1,341,902
			18,075,243
Leisure Products - 0.0%
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9671% 1/4/26 (d)(e)		802,988	811,017
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.9523% 12/21/25 (d)(e)		1,000,000	950,000
Varsity Brands Holding Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9385% 12/15/24 (d)(e)		1,791,936	1,760,129
			3,521,146
Media - 0.1%
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1885% 8/15/25 (d)(e)		1,816,278	1,815,151
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.6885% 2/28/25 (d)(e)		3,100,177	3,043,816
MCC Iowa LLC Tranche M, term loan 3 month U.S. LIBOR + 2.000% 4.4% 1/15/25 (d)(e)		296,495	294,921
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6896% 7/17/25 (d)(e)		2,788,772	2,731,267
Virgin Media Bristol LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9396% 1/15/26 (d)(e)		1,815,000	1,797,540
			9,682,695
Specialty Retail - 0.1%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.5659% 6/15/23 (d)(e)		475,561	450,000
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.485% 7/2/22 (d)(e)		1,833,441	1,327,723
ACProducts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.9831% 2/15/24 (d)(e)(j)		1,000,000	950,000
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.44% 11/17/24 (d)(e)		1,333,000	1,330,081
David's Bridal, Inc. term loan:
3 month U.S. LIBOR + 7.500% 9.95% 7/18/23 (d)(e)		25,555	25,587
3 month U.S. LIBOR + 8.000% 10.45% 1/18/24 (d)(e)		102,221	83,004
IAA Spinco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 5/22/26 (d)(e)(q)		1,000,000	1,002,500
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.500% 4.94% 8/19/22 (d)(e)		1,112,428	1,104,085
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.8328% 1/26/23 (d)(e)		1,320,772	1,005,675
PetSmart, Inc. term loan 3 month U.S. LIBOR + 4.250% 6.72% 3/11/22 (d)(e)		912,868	876,865
Staples, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.601% 4/9/26 (d)(e)		1,865,000	1,799,725
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.500% 7.101% 9/12/24 (d)(e)		500,000	487,500
			10,442,745

TOTAL CONSUMER DISCRETIONARY			149,497,627

CONSUMER STAPLES - 0.2%
Beverages - 0.0%
Arterra Wines Canada, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.3646% 12/16/23 (d)(e)		709,372	701,391
Food & Staples Retailing - 0.1%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.2171% 10/1/26 (d)(e)		98,000	97,020
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2171% 10/1/25 (d)(e)		288,278	287,828
Agro Merchants Intermediate Ho Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.351% 12/6/24 (d)(e)		801,058	792,551
Albertson's LLC:
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.4831% 10/29/25 (d)(e)		1,496,250	1,485,268
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.6088% 12/21/22 (d)(e)		1,873,466	1,867,377
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.5852% 5/31/24 (d)(e)		3,615,727	3,471,098
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4534% 2/3/24 (d)(e)		3,910,939	3,909,726
Eg Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.601% 2/6/25 (d)(e)		993,569	974,522
GOBP Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.250% 9.851% 10/22/26 (d)(e)		181,000	180,774
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.351% 10/22/25 (d)(e)		888,773	886,773
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.0828% 11/20/25 (d)(e)		972,075	857,856
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.1885% 6/30/22 (d)(e)		1,038,209	1,027,827
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.6885% 6/30/21 (d)(e)		1,164,798	1,160,430
Smart & Final, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.1289% 11/15/22 (d)(e)		2,319,000	2,313,203
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4385% 6/27/23 (d)(e)		1,235,647	1,223,513
U.S. Salt LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 7.1885% 1/16/26 (d)(e)(j)		445,000	443,888
			20,979,654
Food Products - 0.1%
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9385% 10/7/23 (d)(e)		3,371,433	3,299,790
Hostess Brands LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7739% 8/3/22 (d)(e)		378,086	374,399
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 5.0254% 5/1/26 (d)(e)		3,105,000	3,096,585
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.44% 5/24/24 (d)(e)		1,178,000	1,172,110
			7,942,884
Personal Products - 0.0%
Coty, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.7166% 4/5/25 (d)(e)		649,727	621,028
Prestige Brands, Inc. term loan 3 month U.S. LIBOR + 2.000% 4.4385% 1/26/24 (d)(e)		450,022	445,805
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4396% 6/15/25 (d)(e)		433,815	383,115
			1,449,948

TOTAL CONSUMER STAPLES			31,073,877

ENERGY - 0.3%
Energy Equipment & Services - 0.0%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.1885% 11/3/25 (d)(e)		1,270,000	1,228,725
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4419% 5/21/25 (d)(e)		1,124,336	1,067,422
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.1885% 4/16/21 (d)(e)		137,421	136,940
			2,433,087
Oil, Gas & Consumable Fuels - 0.3%
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.9834% 5/18/23 (d)(e)		2,554,990	2,471,953
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.8789% 6/22/24 (d)(e)		2,593,600	2,511,460
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.8031% 12/31/21 (d)(e)		3,034,000	3,054,874
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.1781% 12/31/22 (d)(e)		5,248,000	4,981,244
Citgo Petroleum Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.5997% 3/27/24 (d)(e)		3,000,000	2,996,250
Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.0998% 7/29/21 (d)(e)		2,683,738	2,668,091
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9396% 5/7/25 (d)(e)		1,800,927	1,751,402
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.6885% 3/13/25 (d)(e)		1,198,834	1,188,848
EG America LLC:
2LN, term loan 3 month U.S. LIBOR + 8.000% 10.601% 3/23/26 (d)(e)		256,098	252,896
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.601% 2/6/25 (d)(e)		168,151	164,928
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.44% 3/1/26 (d)(e)		2,000,000	1,969,380
Equitrans Midstream Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9385% 1/31/24 (d)(e)		713,213	717,313
Foresight Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 8.2718% 3/28/22 (d)(e)		652,769	568,144
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.4298% 3/1/24 (d)(e)		1,964,000	1,414,080
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6906% 7/18/25 (d)(e)		3,414,068	3,409,800
Houston Fuel Oil Terminal Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.19% 6/26/25 (d)(e)		1,981,020	1,977,316
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 6.4385% 2/15/24 (d)(e)		1,018,803	989,298
Lower Cadence Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.436% 5/10/26 (d)(e)		1,625,000	1,621,961
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6885% 10/30/24 (d)(e)		1,130,542	1,111,695
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 8.351% 12/19/20 (d)(e)		1,980,102	1,890,997
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.125% 11/14/25 (d)(e)		997,500	995,006
			38,706,936

TOTAL ENERGY			41,140,023

FINANCIALS - 0.5%
Capital Markets - 0.1%
AssuredPartners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9385% 10/22/24 (d)(e)		1,759,937	1,738,484
Blucora, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4811% 5/22/24 (d)(e)		500,000	499,220
Citadel Securities LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9385% 2/22/26 (d)(e)(j)		1,500,000	1,500,000
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.19% 4/27/24 (d)(e)		1,085,476	1,078,692
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.7453% 3/1/25 (d)(e)		2,217,155	2,198,443
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1885% 9/29/24 (d)(e)		265,652	262,331
			7,277,170
Diversified Financial Services - 0.2%
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.1906% 1/15/25 (d)(e)		3,614,810	3,602,303
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.0828% 10/31/24 (d)(e)		1,229,805	1,222,118
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.4385% 2/13/25 (d)(e)		290,000	287,825
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.351% 10/6/23 (d)(e)		1,495,000	1,490,635
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1885% 10/1/25 (d)(e)		5,007,835	4,878,733
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4385% 12/27/22 (d)(e)		889,650	887,907
Flying Fortress Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.351% 10/30/22 (d)(e)		1,351,000	1,347,866
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.9385% 7/3/24 (d)(e)		503,464	502,708
Franklin Square Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9375% 8/3/25 (d)(e)		541,280	540,603
Greensky Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.75% 3/29/25 (d)(e)		501,467	498,333
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.94% 7/3/24 (d)(e)		357,205	356,537
Lions Gate Capital Holdings Ll Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7331% 3/24/25 (d)(e)		642,907	638,085
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.601% 6/30/24 (d)(e)		627,829	619,460
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.101% 2/10/24 (d)(e)		978,010	787,709
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9296% 11/16/25 (d)(e)		2,992,500	2,983,403
TransUnion LLC:
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 4.4385% 6/19/25 (d)(e)		1,470,371	1,465,122
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4385% 4/9/23 (d)(e)		1,628,435	1,623,241
			23,732,588
Insurance - 0.2%
Acrisure LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.8789% 11/22/23 (d)(e)		1,560,081	1,550,330
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4296% 5/10/25 (d)(e)		1,946,195	1,894,135
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7014% 5/10/25 (d)(e)		750,000	739,373
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.195% 1/25/24 (d)(e)		1,072,514	1,062,175
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 5.4385% 11/3/23 (d)(e)		2,644,205	2,632,862
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.4385% 11/3/24 (d)(e)		2,177,033	2,165,756
Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.4385% 8/4/22 (d)(e)		5,323,831	5,300,087
3 month U.S. LIBOR + 6.500% 8.9385% 8/4/25 (d)(e)		4,779,000	4,852,692
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.3363% 4/25/25 (d)(e)		5,167,240	5,027,931
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.601% 5/16/24 (d)(e)		2,015,768	1,957,310
			27,182,651
Real Estate Management & Development - 0.0%
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4385% 3/23/25 (d)(e)		1,715,159	1,701,232
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4766% 12/5/20 (d)(e)		902,424	900,168

TOTAL FINANCIALS			60,793,809

HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.1%
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.9385% 6/22/24 (d)(e)		1,913,972	1,919,350
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.695% 6/30/25 (d)(e)		3,154,808	3,045,715
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.0451% 2/11/26 (d)(e)		4,750,000	4,740,120
			9,705,185
Health Care Providers & Services - 0.1%
Accelerated Health Systems LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9671% 11/1/25 (d)(e)		498,750	499,373
CVS Holdings I LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.24% 2/6/26 (d)(e)		272,000	269,111
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.19% 2/6/25 (d)(e)		439,779	431,348
HCA Holdings, Inc.:
Tranche B 10LN, term loan 3 month U.S. LIBOR + 2.000% 4.4385% 3/13/25 (d)(e)		1,077,558	1,076,814
Tranche B 11LN, term loan 3 month U.S. LIBOR + 1.750% 4.1885% 3/18/23 (d)(e)		2,364,060	2,362,098
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.351% 6/7/23 (d)(e)		708,843	692,455
Prospect Medical Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 5.500% 8% 2/22/24 (d)(e)		765,136	719,228
Surgery Center Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.69% 8/31/24 (d)(e)		1,496,203	1,467,401
Tivity Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.6885% 3/8/26 (d)(e)		635,956	633,177
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4385% 6/23/24 (d)(e)		838,732	835,586
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.851% 12/31/22 (d)(e)		2,342,892	2,342,400
Vizient, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2171% 5/6/26 (d)(e)		750,000	747,503
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4385% 12/1/24 (d)(e)		896,461	874,892
			12,951,386
Health Care Technology - 0.0%
Press Ganey Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.1885% 10/21/23 (d)(e)		865,573	858,864
Life Sciences Tools & Services - 0.0%
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.1885% 9/27/24 (d)(e)		1,377,426	1,307,976
Pharmaceuticals - 0.1%
Catalent Pharma Solutions Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6824% 5/9/26 (d)(e)		750,000	748,440
HLF Financing SARL LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6885% 8/18/25 (d)(e)		1,134,300	1,134,119
Innoviva, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.0219% 8/18/22 (d)(e)(j)		51,000	49,980
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4385% 11/25/20 (d)(e)		75,848	74,141
Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.8135% 11/25/22 (d)(e)		4,167,242	3,899,830
NVA Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9385% 2/2/25 (d)(e)		625,000	622,656
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 5.1885% 2/2/25 (d)(e)		763,165	737,408
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 4.4385% 3/27/23 (d)(e)		2,097,310	2,095,023
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 5.2166% 11/27/25 (d)(e)		1,425,000	1,414,512
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4666% 6/1/25 (d)(e)		5,136,827	5,116,845
			15,892,954

TOTAL HEALTH CARE			40,716,365

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.9385% 5/30/25 (d)(e)		1,069,598	1,047,757
Tranche F, term loan 3 month U.S. LIBOR + 2.500% 4.9385% 6/9/23 (d)(e)		4,296,337	4,218,487
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.9385% 8/22/24 (d)(e)		1,426,776	1,398,240
Wesco Aircraft Hardware Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.94% 2/28/21 (d)(e)		726,000	716,925
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.3397% 4/30/25 (d)(e)		902,465	901,716
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 10.34% 4/30/26 (d)(e)		181,000	178,888
			8,462,013
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.6024% 4/4/26 (d)(e)		1,323,462	1,325,526
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.000% 6.6024% 4/4/26 (d)(e)		711,538	712,648
Hanjin International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9296% 10/18/20 (d)(e)		372,000	367,350
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1796% 10/5/24 (d)(e)		671,608	669,513
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4385% 2/23/25 (d)(e)		535,000	530,041
			3,605,078
Building Products - 0.0%
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.1885% 6/1/25 (d)(e)		1,356,722	1,330,713
HD Supply, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 4.1885% 10/17/23 (d)(e)		361,185	360,463
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4385% 5/31/25 (d)(e)		918,373	894,037
			2,585,213
Commercial Services & Supplies - 0.2%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.8233% 6/21/24 (d)(e)		4,347,704	4,213,186
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4385% 3/29/25 (d)(e)		1,771,313	1,765,043
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 7.351% 11/3/23 (d)(e)		1,637,058	1,362,442
KAR Auction Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.125% 3/9/23 (d)(e)		400,354	399,021
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4385% 2/27/25 (d)(e)		6,140,381	6,075,170
Merrill Communications LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.8328% 6/1/22 (d)(e)		265,299	266,626
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1885% 8/29/25 (d)(e)		868,823	858,327
The Brickman Group, Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5% 8/15/25 (d)(e)		1,468,486	1,464,199
Thomson Reuters IP&S Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6794% 10/3/23 (d)(e)		759,400	758,292
TMK Hawk Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.94% 9/26/24 (d)(e)		464,642	387,976
Tunnel Hill Partners LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9385% 2/8/26 (d)(e)		316,000	314,025
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4385% 12/20/24 (d)(e)		1,539,086	1,531,391
			19,395,698
Construction & Engineering - 0.1%
AECOM Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2331% 3/13/25 (d)(e)		671,298	667,733
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.61% 7/2/25 (d)(e)		1,060,915	1,052,958
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.68% 6/14/21 (d)(e)		1,009,020	1,003,349
Pike Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.94% 3/23/25 (d)(e)		472,643	473,380
Pisces Midco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.3535% 4/12/25 (d)(e)		773,105	761,184
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.59% 9/27/24 (d)(e)		973,110	960,460
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.101% 5/21/22 (d)(e)		1,140,069	1,139,362
			6,058,426
Electrical Equipment - 0.0%
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4385% 11/30/23 (d)(e)		2,242,000	2,107,480
Machinery - 0.0%
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.4831% 10/1/25 (d)(e)		943,612	933,591
Apergy Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.029% 5/9/25 (d)(e)		363,342	361,979
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.6885% 11/15/26 (d)(e)		160,000	156,800
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1885% 11/15/25 (d)(e)		528,675	522,067
Sundyne U.S. Purchaser, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4385% 4/23/26 (d)(e)		625,000	623,438
The Gates Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.1885% 3/31/24 (d)(e)		1,137,756	1,128,654
			3,726,529
Marine - 0.0%
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.44% 6/22/22 (d)(e)		1,717,336	1,717,336
Navios Maritime Partners LP Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.6% 9/14/20 (d)(e)		805,386	799,853
			2,517,189
Professional Services - 0.0%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2331% 4/4/24 (d)(e)		1,200,873	1,190,798
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.44% 2/7/26 (d)(e)		710,000	713,373
			1,904,171
Road & Rail - 0.1%
Hertz Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.19% 6/30/23 (d)(e)		1,192,545	1,178,628
IBC Capital Ltd.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.6146% 9/11/24 (d)(e)		160,000	148,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.3646% 9/11/23 (d)(e)		1,077,558	1,061,394
Kenan Advantage Group, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4385% 7/31/22 (d)(e)		637,361	624,933
Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.000% 5.4385% 7/31/22 (d)(e)		162,639	159,467
Uber Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.9296% 7/13/23 (d)(e)		804,872	801,516
3 month U.S. LIBOR + 4.000% 6.4534% 4/4/25 (d)(e)		2,615,822	2,608,733
			6,582,671
Trading Companies & Distributors - 0.0%
Avantor, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1885% 11/21/24 (d)(e)		589,861	589,614
Fly Funding II SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.56% 2/9/23 (d)(e)		1,196,311	1,186,837
			1,776,451

TOTAL INDUSTRIALS			58,720,919

INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.1%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1885% 8/10/25 (d)(e)		1,381,060	1,196,343
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6885% 4/4/26 (d)(e)		3,570,000	3,552,150
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4385% 2/1/24 (d)(e)		4,633,360	4,560,987
Sabre Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.9396% 4/15/26 (d)(e)		1,125,000	1,124,303
			10,433,783
Electronic Equipment & Components - 0.1%
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2331% 2/28/25 (d)(e)		2,241,896	2,240,506
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4831% 2/1/25 (d)(e)		1,409,879	1,372,870
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.1885% 2/1/26 (d)(e)(j)		158,000	151,680
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.5412% 1/31/24 (d)(e)		279,570	280,269
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.6885% 3/8/26 (d)(e)		129,000	125,453
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6885% 3/8/25 (d)(e)		442,769	423,124
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 6.101% 12/2/24 (d)(e)		703,438	701,680
3 month U.S. LIBOR + 7.500% 10.0955% 12/1/25 (d)(e)		272,000	271,320
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4385% 2/15/24 (d)(e)		2,881,474	2,874,645
II-VI, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6/28/26 (d)(e)(q)		625,000	619,925
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 5.2331% 2/1/22 (d)(e)		783,000	779,641
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.61% 12/3/25 (d)(e)		489,289	488,677
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9859% 9/28/24 (d)(e)		2,443,227	2,394,362
			12,724,152
Internet Software & Services - 0.0%
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.69% 10/19/23 (d)(e)		1,764,926	1,760,955
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 6.1781% 9/29/24 (d)(e)		2,625,910	2,621,524
3 month U.S. LIBOR + 8.500% 10.9281% 9/29/25 (d)(e)		1,005,500	1,017,445
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.8151% 8/1/25 (d)(e)		830,918	818,454
			6,218,378
IT Services - 0.2%
Datto, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.6885% 4/2/26 (d)(e)		1,000,000	1,006,250
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2701% 2/9/23(d)(e)		1,732,471	1,725,108
First Data Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.437% 7/10/22 (d)(e)		6,189,446	6,178,429
Global Payments, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.1885% 4/22/23 (d)(e)		442,741	442,298
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.19% 5/31/25 (d)(e)		2,591,750	2,390,086
Sedgwick Claims Management Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6885% 12/31/25 (d)(e)		927,675	913,370
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4385% 5/1/24 (d)(e)		1,915,253	1,904,872
Vantiv LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 4.1746% 8/9/24 (d)(e)		1,347,196	1,345,970
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9831% 8/27/25 (d)(e)		1,943,235	1,941,292
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.1261% 3/1/26 (d)(e)		2,266,833	2,267,536
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.2034% 10/11/26 (d)(e)		398,104	390,142
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2034% 10/11/25 (d)(e)		1,459,447	1,441,569
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7331% 5/17/26 (d)(e)		1,145,113	1,136,043
Xerox Business Services LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9385% 12/7/23 (d)(e)		692,032	678,191
			23,761,156
Multi Inds Software & Services - 0.0%
Brave Parent Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.5826% 4/19/25 (d)(e)		361,180	361,180
Semiconductors & Semiconductor Equipment - 0.0%
Cabot Microelectronics Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.75% 11/15/25 (d)(e)		1,030,108	1,027,532
Microchip Technology, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.44% 5/29/25 (d)(e)		1,043,196	1,039,023
			2,066,555
Software - 0.5%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.851% 6/13/25 (d)(e)		2,333,000	2,325,721
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.101% 6/13/24 (d)(e)		4,445,614	4,349,144
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.7374% 4/23/26 (d)(e)		750,000	750,315
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.851% 10/2/25 (d)(e)		2,146,500	2,106,253
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.8151% 9/5/25 (d)(e)		722,370	718,758
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4859% 4/30/25 (d)(e)		1,263,650	1,261,540
Compuware Corp. 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9385% 8/23/25 (d)(e)		544,635	545,997
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1885% 11/29/24 (d)(e)		898,462	887,609
Digicert Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.000% 6.4385% 10/31/24 (d)(e)		3,311,360	3,299,638
3 month U.S. LIBOR + 8.000% 10.4385% 10/31/25 (d)(e)		776,200	768,438
Dynatrace LLC:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4385% 8/23/26 (d)(e)		79,324	80,117
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6885% 8/23/25 (d)(e)		964,793	962,863
EagleView Technology Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9296% 8/14/25 (d)(e)		698,250	670,320
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.69% 6/1/22 (d)(e)		1,740,965	1,732,260
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.68% 12/22/23 (d)(e)		1,263,563	1,260,404
Flexera Software LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.94% 2/26/25 (d)(e)		500,000	499,250
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4385% 7/7/25 (d)(e)		69,000	69,173
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.6885% 7/1/24 (d)(e)		567,150	566,441
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.6508% 11/21/24 (d)(e)		1,605,510	1,562,788
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.829% 11/1/24 (d)(e)		2,849,000	2,930,909
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.579% 11/1/23 (d)(e)		5,697,937	5,678,962
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.72% 1/20/24 (d)(e)		1,864,016	1,850,428
3 month U.S. LIBOR + 9.000% 11.47% 1/20/25 (d)(e)		363,000	356,346
MA FinanceCo. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.6885% 11/20/21 (d)(e)		162,058	160,033
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 4.9385% 6/21/24 (d)(e)		5,623,071	5,538,725
3 month U.S. LIBOR + 2.500% 4.9385% 6/21/24 (d)(e)		837,759	825,192
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1798% 9/15/24 (d)(e)		715,369	709,109
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.44% 9/4/26 (d)(e)		100,000	98,750
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.74% 9/4/25 (d)(e)		409,940	402,594
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.78% 4/26/24 (d)(e)		750,000	749,063
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 5/22/26 (d)(e)(q)		375,000	373,594
Renaissance Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7311% 5/31/25 (d)(e)		889,110	869,479
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4811% 5/31/26 (d)(e)		511,000	488,005
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.1885% 3/3/23 (d)(e)		2,751,969	2,730,641
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 5.851% 9/30/22 (d)(e)		2,658,531	2,641,915
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.6885% 7/8/22 (d)(e)		414,748	413,645
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.6885% 4/16/25 (d)(e)		2,189,488	2,174,293
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.250% 4.6885% 4/16/25 (d)(e)		1,535,723	1,525,065
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.250% 4.6885% 4/16/25 (d)(e)		3,366,186	3,343,733
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.851% 9/30/23 (d)(e)		500,617	498,895
TIBCO Software, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.94% 12/4/20 (d)(e)		855,387	853,607
Ultimate Software Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2744% 4/8/26 (d)(e)		2,190,000	2,190,000
Veritas U.S., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9741% 1/27/23 (d)(e)		588,499	535,010
Vertafore, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6885% 7/2/25 (d)(e)		3,353,103	3,225,685
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.6885% 7/2/26 (d)(e)		817,000	798,176
			66,378,883
Technology Hardware, Storage & Peripherals - 0.0%
Dell International LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.44% 9/7/23 (d)(e)		574,625	571,303

TOTAL INFORMATION TECHNOLOGY			122,515,390

MATERIALS - 0.3%
Chemicals - 0.1%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2331% 3/21/25 (d)(e)		1,305,665	1,300,221
ASP Chromaflo Dutch I BV Tranche B-2 1LN, term loan:
3 month U.S. LIBOR + 3.500% 5.9385% 11/18/23 (d)(e)		364,998	358,611
3 month U.S. LIBOR + 4.250% 6.7331% 11/18/23 (d)(e)		211,979	210,654
ASP Chromaflo Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9385% 11/18/23 (d)(e)		280,699	275,787
Tranche B3/B4 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.6885% 11/18/23 (d)(e)(j)		163,021	162,002
Hexion International Holdings 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.35% 10/12/20 (d)(e)		1,000,000	997,080
Invictus U.S. Newco LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.5218% 3/28/25 (d)(e)		490,523	474,581
Kraton Polymers LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.9385% 3/8/25 (d)(e)		674,000	669,579
MacDermid, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6885% 1/31/26 (d)(e)		748,125	744,384
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 5.101% 3/1/26 (d)(e)		1,815,000	1,778,700
OCI Partners LP Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.601% 3/13/25 (d)(e)		898,462	896,216
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 6.125% 10/11/24 (d)(e)		1,364,543	1,361,132
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7171% 10/1/25 (d)(e)		4,008,000	3,972,088
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.19% 4/3/25 (d)(e)		1,220,779	1,187,208
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. term loan 3 month U.S. LIBOR + 2.000% 4.4385% 9/6/24 (d)(e)		715,369	706,427
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2331% 9/22/24 (d)(e)		1,789,996	1,765,831
Univar, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6885% 7/1/24 (d)(e)		320,050	318,405
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.351% 4/3/25 (d)(e)		268,650	267,420
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 4.351% 4/3/25 (d)(e)		460,685	458,575
			17,904,901
Containers & Packaging - 0.2%
Ball Metalpack Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.0218% 7/31/25 (d)(e)		782,060	781,083
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4835% 11/7/25 (d)(e)		3,029,834	2,939,879
Berry Global Group, Inc. Tranche U, term loan 3 month U.S. LIBOR + 2.500% 5/17/26 (d)(e)(q)		2,875,000	2,858,843
Berry Global, Inc.:
Tranche Q, term loan 3 month U.S. LIBOR + 2.000% 4.4514% 10/1/22 (d)(e)		2,965,000	2,940,450
Tranche T, term loan 3 month U.S. LIBOR + 1.750% 4.2014% 1/6/21 (d)(e)		1,289,000	1,283,174
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.8535% 4/3/24 (d)(e)		356,187	346,492
Charter Nex U.S., Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9385% 5/16/24 (d)(e)		465,000	463,373
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.4385% 5/16/24 (d)(e)		440,757	431,501
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.1885% 5/22/24 (d)(e)		818,854	810,665
Crown Americas LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.4534% 4/3/25 (d)(e)		458,432	459,825
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.6261% 12/29/23 (d)(e)		2,341,322	2,244,157
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.8761% 6/29/25 (d)(e)		2,247,322	2,156,867
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.1885% 2/5/23 (d)(e)		6,206,727	6,148,570
			23,864,879
Metals & Mining - 0.0%
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.7849% 8/25/23 (d)(e)		1,668,654	1,373,853
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.7717% 10/17/22 (d)(e)		2,131,256	1,641,067
Tank Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.6819% 3/26/26 (d)(e)		550,000	550,963
			3,565,883

TOTAL MATERIALS			45,335,663

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Invitation Homes Operating Par Tranche B, term loan 3 month U.S. LIBOR + 1.700% 4.137% 2/6/22 (d)(e)(j)		783,000	763,425
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2044% 6/28/23 (d)(e)		617,887	614,798
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.43% 3/23/24 (d)(e)		1,015,534	974,912
Uniti Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4385% 10/24/22 (d)(e)		949,082	923,153
			3,276,288
Real Estate Management & Development - 0.1%
Capital Automotive LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.44% 3/24/25 (d)(e)		515,000	515,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.94% 3/24/24 (d)(e)		720,334	711,841
DTZ U.S. Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6885% 8/21/25 (d)(e)		2,821,820	2,812,113
Forest City Enterprises LP Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4831% 12/7/25 (d)(e)		683,288	684,709
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6906% 2/8/25 (d)(e)		1,189,962	1,132,451
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.436% 12/22/24 (d)(e)		3,858,000	3,824,783
			9,680,897

TOTAL REAL ESTATE			12,957,185

UTILITIES - 0.2%
Electric Utilities - 0.2%
Brookfield WEC Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 9.2331% 8/1/26 (d)(e)		1,364,000	1,372,525
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9376% 8/1/25 (d)(e)		2,895,743	2,887,461
ExGen Renewables IV, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.53% 11/28/24 (d)(e)		1,020,032	967,439
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 8.101% 11/13/21 (d)(e)		1,087,480	1,054,855
Invenergy Thermal Operating I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.101% 8/28/25 (d)(e)		890,009	895,198
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1885% 1/30/24 (d)(e)		1,901,265	1,878,697
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1885% 1/30/24 (d)(e)		107,234	105,961
Tex Operations Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4385% 8/4/23 (d)(e)		2,977,801	2,967,320
Vistra Operations Co. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.6885% 12/14/23 (d)(e)		532,277	531,548
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.000% 4.434% 12/31/25 (d)(e)		3,994,332	3,978,874
			16,639,878
Independent Power and Renewable Electricity Producers - 0.0%
Calpine Corp. Tranche B9 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.34% 4/1/26 (d)(e)		1,000,000	994,440
Oregon Clean Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1885% 3/1/26 (d)(e)		620,000	620,000
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.69% 12/9/21 (d)(e)		888,048	799,243
TerraForm Power Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4385% 11/8/22 (d)(e)		290,529	287,807
			2,701,490

TOTAL UTILITIES			19,341,368

TOTAL BANK LOAN OBLIGATIONS
(Cost $669,019,007)			663,949,071

Bank Notes - 0.3%
Capital One NA 2.95% 7/23/21		6,833,000	6,880,978
Discover Bank:
(Delaware) 3.2% 8/9/21		$9,357,000	$9,450,509
3.1% 6/4/20		8,196,000	8,221,328
4.682% 8/9/28 (d)		5,039,000	5,133,733
8.7% 11/18/19		1,074,000	1,101,926
KeyBank NA 6.95% 2/1/28		718,000	889,133
Synchrony Bank 3.65% 5/24/21		8,482,000	8,594,449
TOTAL BANK NOTES
(Cost $39,503,876)			40,272,056

Preferred Securities - 0.8%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA 8.5% (b)(d)(r)		$530,000	$547,755
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV:
2.5%(Reg. S) (d)(r)	EUR	4,751,000	5,234,600
2.7%(Reg. S) (d)(r)	EUR	1,200,000	1,323,085
3.75% (d)(r)	EUR	3,050,000	3,514,910
			10,072,595
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (r)		2,641,000	2,707,025
Danone SA 1.75% (Reg. S) (d)(r)	EUR	1,500,000	1,647,238
			4,354,263
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Andeavor Logistics LP 6.875% (d)(r)		2,820,000	2,833,677
FINANCIALS - 0.6%
Banks - 0.5%
Alfa Bond Issuance PLC 8% (Reg. S) (d)(r)		1,572,000	1,584,175
Allied Irish Banks PLC 7.375% (Reg. S) (d)(r)	EUR	1,358,000	1,623,074
Banco Bilbao Vizcaya Argentaria SA:
5.875% (Reg. S) (d)(r)	EUR	2,200,000	2,407,150
6.75% (Reg. S) (d)(r)	EUR	2,800,000	3,186,670
Banco Do Brasil SA 9% (b)(d)(r)		2,140,000	2,280,170
Banco Mercantil del Norte SA 7.625% (b)(d)(r)		522,000	535,833
Bank of America Corp.:
5.875% (d)(r)		1,330,000	1,372,161
6.1% (d)(r)		2,955,000	3,165,839
6.25% (d)(r)		1,933,000	2,066,377
6.5% (d)(r)		1,089,000	1,184,288
Bank of Nova Scotia 4.65% (d)(r)		2,677,000	2,489,610
Barclays Bank PLC 7.625% 11/21/22		8,452,000	9,170,166
Barclays PLC 7.875% (Reg. S) (d)(r)		5,098,000	5,250,940
CYBG PLC 9.25% (Reg. S) (d)(r)	GBP	950,000	1,226,324
Danske Bank A/S 5.875% (Reg. S) (d)(r)	EUR	700,000	798,623
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (d)(r)		200,000	204,500
HSBC Holdings PLC 5.25% (d)(r)	EUR	3,295,000	3,885,968
Itau Unibanco Holding SA 6.125% (b)(d)(r)		680,000	670,140
Royal Bank of Scotland Group PLC:
7.5% (d)(r)		4,178,000	4,255,030
8.625% (d)(r)		1,330,000	1,403,150
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (r)	EUR	1,598,200	2,091,880
Tinkoff Credit Systems 9.25% (Reg. S) (d)(r)		1,593,000	1,637,230
Wells Fargo & Co. 5.9% (d)(r)		4,885,000	5,025,444
			57,514,742
Capital Markets - 0.0%
Deutsche Bank AG 6% (Reg. S) (d)(r)	EUR	1,300,000	1,236,440
Insurance - 0.1%
Assicurazioni Generali SpA 6.416% (d)(r)	GBP	1,750,000	2,226,827
Aviva PLC:
5.9021% (d)(r)	GBP	1,200,000	1,541,753
6.125% (d)(r)	GBP	5,390,000	7,189,094
Credit Agricole Assurances SA 4.25% (Reg. S) (d)(r)	EUR	1,800,000	2,093,746
QBE Insurance Group Ltd. 5.25% (Reg. S) (d)(r)		2,594,000	2,487,646
			15,539,066

TOTAL FINANCIALS			74,290,248

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (b)(f)(r)		2,413,000	374,015
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Samhallsbyggnadsbolaget I Norden AB 4.625% (Reg. S) (d)(r)	EUR	1,890,000	2,087,660
Real Estate Management & Development - 0.1%
CPI Property Group SA 4.375% (Reg. S) (d)(r)	EUR	2,350,000	2,461,148
Deutsche Annington Finance BV 4% (Reg. S) (d)(r)	EUR	1,000,000	1,184,030
Grand City Properties SA 3.75% (d)(r)	EUR	5,200,000	6,012,501
			9,657,679

TOTAL REAL ESTATE			11,745,339

UTILITIES - 0.0%
Water Utilities - 0.0%
Pennon Group PLC 2.875% (Reg. S) (d)(r)	GBP	699,000	883,806
TOTAL PREFERRED SECURITIES
(Cost $104,490,924)			105,101,698
		Shares	Value

Money Market Funds - 3.4%
Fidelity Cash Central Fund 2.41% (s)
(Cost $443,321,616)		443,235,166	443,323,813

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America NA to pay semi-annually a fixed rate of 2.605% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	15,500,000	$285,700
Option on an interest rate swap with Bank of America NA to pay semi-annually a fixed rate of 2.61% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	26,100,000	477,819
Option on an interest rate swap with Bank of America NA to pay semi-annually a fixed rate of 2.643% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/22/22	21,000,000	367,266
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.54% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	11,000,000	213,429
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.651% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	25,000,000	429,395
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.5675% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	25,000,000	469,376
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.63% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/25/22	28,900,000	515,069
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.645% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	10,000,000	172,951
Option with an exercise rate of 3.00% on a credit default swap with Goldman Sachs Bank U.S.A to buy protection on the 5-Year iTraxx Europe Crossover Series 31 Index expiring June 2024, paying 5% quarterly.	7/17/19	60,900,000	934,378

TOTAL PUT OPTIONS			3,865,383

Call Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.605% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	15,500,000	710,768
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.61% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	26,100,000	1,201,696
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.643% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/22/22	21,000,000	995,950
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.54% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	11,000,000	475,768
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.651% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	25,000,000	1,192,863
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.5675% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	25,000,000	1,108,863
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.63% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/25/22	28,900,000	1,356,372
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.645% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	10,000,000	474,603

TOTAL CALL OPTIONS			7,516,883

TOTAL PURCHASED SWAPTIONS
(Cost $9,575,806)			11,382,266
TOTAL INVESTMENT IN SECURITIES - 112.8%
(Cost $14,481,193,245)			14,930,892,502
NET OTHER ASSETS (LIABILITIES) - (12.8)%(t)			(1,697,457,208)
NET ASSETS - 100%			$13,233,435,294

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 6/1/34	$(8,200,000)	$(8,320,054)
3% 6/1/34	(4,550,000)	(4,616,615)
3% 6/1/34	(12,750,000)	(12,936,669)
3% 6/1/34	(64,150,000)	(65,089,201)
3% 6/1/34	(43,250,000)	(43,883,210)
3% 6/1/34	(20,900,000)	(21,205,991)
3% 6/1/34	(14,100,000)	(14,306,434)
3% 6/1/34	(1,650,000)	(1,674,157)
3% 6/1/34	(2,100,000)	(2,130,745)
3% 6/1/49	(96,950,000)	(97,338,353)
3% 6/1/49	(85,800,000)	(86,143,689)
3% 6/1/49	(4,800,000)	(4,819,227)
3% 6/1/49	(2,500,000)	(2,510,014)
3% 6/1/49	(4,900,000)	(4,919,628)
3% 6/1/49	(3,000,000)	(3,012,017)
3% 6/1/49	(2,500,000)	(2,510,014)
3% 6/1/49	(5,700,000)	(5,722,832)
3% 6/1/49	(3,250,000)	(3,263,019)
3% 6/1/49	(13,800,000)	(13,855,279)
3% 6/1/49	(20,500,000)	(20,582,117)
3% 6/1/49	(35,950,000)	(36,094,005)
3% 6/1/49	(7,600,000)	(7,630,443)
3% 6/1/49	(4,700,000)	(4,718,827)
3% 7/1/49	(5,700,000)	(5,719,715)
3% 7/1/49	(5,700,000)	(5,719,715)
3.5% 6/1/49	(21,550,000)	(21,978,104)
3.5% 6/1/49	(11,725,000)	(11,957,924)
3.5% 6/1/49	(10,575,000)	(10,785,079)
3.5% 6/1/49	(11,750,000)	(11,983,421)
3.5% 6/1/49	(66,900,000)	(68,229,009)
3.5% 6/1/49	(45,200,000)	(46,097,925)
3.5% 6/1/49	(7,300,000)	(7,445,019)
3.5% 6/1/49	(10,800,000)	(11,014,548)
4% 6/1/49	(23,800,000)	(24,565,965)
4% 6/1/49	(22,200,000)	(22,914,471)
4% 6/1/49	(22,200,000)	(22,914,471)
4.5% 6/1/49	(25,000)	(26,118)
4.5% 6/1/49	(1,400,000)	(1,462,626)
4.5% 6/1/49	(1,900,000)	(1,984,993)
4.5% 6/1/49	(3,700,000)	(3,865,513)
4.5% 6/1/49	(2,600,000)	(2,716,306)
4.5% 6/1/49	(2,600,000)	(2,716,306)

TOTAL FANNIE MAE		(751,379,768)

Ginnie Mae
3% 6/1/49	(7,500,000)	(7,612,703)
3% 6/1/49	(5,400,000)	(5,481,146)
3.5% 6/1/49	(95,350,000)	(98,010,723)
4% 6/1/49	(4,600,000)	(4,758,180)

TOTAL GINNIE MAE		(115,862,752)

TOTAL TBA SALE COMMITMENTS
(Proceeds $861,241,542)		$(867,242,520)

Written Swaptions
	Expiration Date	Notional Amount	Value
Call Swaptions
Option on an interest rate swap with Bank of America NA to pay semi-annually a fixed rate of 1.975% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2026	8/30/19	14,600,000	$(139,430)
Option on an interest rate swap with Bank of America NA to pay semi-annually a fixed rate of 2.26% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	5/31/22	7,000,000	(195,355)
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.46% and pay quarterly a floating rate based on the 3 month LIBOR, expiring March 2029	3/28/22	175,000	(3,700)

TOTAL CALL SWAPTIONS			(338,485)

Put Swaptions
Option on an interest rate swap with Bank of America NA to receive semi-annually a fixed rate of 1.975% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2026	8/30/19	14,600,000	(139,430)
Option on an interest rate swap with Bank of America NA to receive semi-annually a fixed rate of 2.26% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	5/31/22	7,000,000	(233,869)
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.46% and receive quarterly a floating rate based on the 3 month LIBOR, expiring March 2029	3/28/22	175,000	(7,024)

TOTAL PUT SWAPTIONS			(380,323)

TOTAL WRITTEN SWAPTIONS			$(718,808)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	27	June 2019	$2,659,359	$116,346	$116,346
ICE Long Gilt Contracts (United Kingdom)	20	Sept. 2019	3,278,200	19,345	19,345
TME 10 Year Canadian Note Contracts (Canada)	107	Sept. 2019	11,308,782	82,164	82,164
TOTAL BOND INDEX CONTRACTS					217,855
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1	Sept. 2019	126,750	1,014	1,014
CBOT 2-Year U.S. Treasury Note Contracts (United States)	27	Sept. 2019	5,796,141	18,088	18,088
CBOT 5-Year U.S. Treasury Note Contracts (United States)	137	Sept. 2019	16,079,305	79,346	79,346
CBOT Long Term U.S. Treasury Bond Contracts (United States)	65	Sept. 2019	9,991,719	149,664	149,664
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	142	Sept. 2019	19,389,656	188,610	188,610
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	90	Sept. 2019	15,820,313	335,895	335,895
TOTAL TREASURY CONTRACTS					772,617

TOTAL PURCHASED					990,472

Sold
Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	19	June 2019	2,842,566	(24,990)	(24,990)
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,058	Sept. 2019	134,101,500	(918,448)	(918,448)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	348	Sept. 2019	74,705,813	(321,585)	(321,585)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	855	Sept. 2019	100,348,945	(1,204,062)	(1,204,062)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	525	Sept. 2019	71,687,109	(1,532,607)	(1,532,607)
TOTAL TREASURY CONTRACTS					(3,976,702)

TOTAL SOLD					(4,001,692)

TOTAL FUTURES CONTRACTS					$(3,011,220)

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

The notional amount of futures sold as a percentage of Net Assets is 2.9%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
USD	2,987,700	EUR	2,643,000	BNP Paribas SA	8/27/19	$14,005
USD	546,141	EUR	482,000	JPMorgan Chase Bank, N.A.	8/27/19	3,832
USD	220,471,351	EUR	194,553,000	State Street Bank And Trust Co	8/27/19	1,575,685
USD	3,635,073	EUR	3,241,000	State Street Bank And Trust Co	8/27/19	(11,444)
USD	33,403,105	GBP	25,657,000	Goldman Sachs Bank USA	8/27/19	829,876
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$2,411,954
					Unrealized Appreciation	2,423,398
					Unrealized Depreciation	(11,444)

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(2)(3)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 11		Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$12,387,000	$49,118	$(88,997)	$(39,879)
CMBX N.A. AAA Index Series 11		Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	14,500,000	57,497	(16,616)	40,881
CMBX N.A. AAA Index Series 11		Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	7,300,000	28,947	(16,803)	12,144
CMBX N.A. AAA Index Series 11		Nov. 2054	Credit Suisse International	(0.5%)	Monthly	7,803,000	30,941	(56,062)	(25,121)
CMBX N.A. AAA Index Series 11		Nov. 2054	Credit Suisse International	(0.5%)	Monthly	10,000,000	39,653	(35,347)	4,306
CMBX N.A. AAA Index Series 11		Nov. 2054	Credit Suisse International	(0.5%)	Monthly	14,200,000	56,307	(2,250)	54,057
CMBX N.A. AAA Index Series 11		Nov. 2054	J.P. Morgan Securities LLC	(0.5%)	Monthly	7,860,000	31,167	(53,645)	(22,478)
TOTAL BUY PROTECTION							293,630	(269,720)	23,910
Sell Protection
Casino Guichard Perrachon SA	Ba3	Jun. 2019	JPMorgan Chase Bank, N.A.	1%	Quarterly	EUR 400,000	(324)	656	332

TOTAL CREDIT DEFAULT SWAPS							$293,306	$(269,064)	$24,242

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

 (3) Notional amount is stated in U.S. Dollars unless otherwise noted.

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value	Upfront Premium Received/(Paid)(3)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
3-month LIBOR(4)	Quarterly	3%	Semi - annual	LCH	Jun. 2029	$7,940,000	$(160,092)	$0	$(160,092)
0.75%	Annual	6-month EURIBOR(4)	Semi - annual	LCH	Dec. 2029	EUR 4,040,000	89,834	0	89,834
1.25%	Annual	6-month EURIBOR(4)	Semi - annual	LCH	Dec. 2034	EUR 11,230,000	73,405	0	73,405
1.25%	Semi - annual	6-month EURIBOR(4)	Semi - annual	LCH	Dec. 2039	EUR 1,330,000	8,763	0	8,763

TOTAL INTEREST RATE SWAPS							$11,910	$0	$11,910

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Notional amount is stated in U.S. Dollars unless otherwise noted.

 (3) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (4) Represents floating rate.

Currency Abbreviations

EUR – European Monetary Unit

GBP – British pound

USD – U.S. dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,786,050,450 or 13.5% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Non-income producing - Security is in default.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,294,739.

 (h) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,157,235.

 (i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (j) Level 3 security

 (k) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (l) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (m) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (n) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $575,124 or 0.0% of net assets.

 (p) Non-income producing

 (q) The coupon rate will be determined upon settlement of the loan after period end.

 (r) Security is perpetual in nature with no stated maturity date.

 (s) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (t) Includes $24,000 of cash collateral to cover margin requirements for futures contracts.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	10/26/18 - 11/28/18	$563,141

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,563,453
Total	$6,563,453

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Real Estate High Income Fund	$--	$51,000,000	$51,030,249	$30,249	$--	$--
Total	$--	$51,000,000	$51,030,249	$30,249	$--	$--

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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